JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 36.9%
Aerospace & Defense — 0.7%
Airbus SE (France)
3.15%, 4/10/2027 (a)	655	696
3.95%, 4/10/2047 (a)	150	178
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	764	728
3.00%, 9/15/2050 (a)	1,494	1,462
Boeing Co. (The)
1.17%, 2/4/2023	1,115	1,115
1.95%, 2/1/2024	965	978
1.43%, 2/4/2024	2,275	2,275
2.85%, 10/30/2024	2,200	2,284
2.75%, 2/1/2026	2,445	2,512
2.20%, 2/4/2026	28,580	28,522
3.10%, 5/1/2026	1,330	1,384
2.70%, 2/1/2027	6,025	6,142
5.04%, 5/1/2027	8,825	9,937
3.75%, 2/1/2050	5,435	5,636
3.95%, 8/1/2059	4,110	4,289
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	695	695
4.13%, 4/15/2029 (a)	3,390	3,389
Howmet Aerospace, Inc.
5.13%, 10/1/2024	3,362	3,596
5.95%, 2/1/2037	4,161	4,879
Lockheed Martin Corp.
3.80%, 3/1/2045	600	698
4.09%, 9/15/2052	2,500	3,121
Precision Castparts Corp. 3.25%, 6/15/2025	2,017	2,156
Raytheon Technologies Corp.
3.95%, 8/16/2025	240	260
2.38%, 3/15/2032	8,955	8,960
4.50%, 6/1/2042	3,181	3,930
4.35%, 4/15/2047	166	204
3.03%, 3/15/2052	2,840	2,870
Rolls-Royce plc (United Kingdom) 5.75%, 10/15/2027 (a)	1,747	1,924
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	2,575	2,694
TransDigm, Inc.
6.25%, 3/15/2026 (a)	7,485	7,765
5.50%, 11/15/2027	1,500	1,510
Triumph Group, Inc.
8.88%, 6/1/2024 (a)	2,115	2,316
6.25%, 9/15/2024 (a)	1,475	1,481
7.75%, 8/15/2025	2,364	2,349

		122,935

Airlines — 0.2%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	4,000	4,085
5.75%, 4/20/2029 (a)	6,074	6,336
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	3,779	3,944
Delta Air Lines, Inc.
4.50%, 10/20/2025 (a)	1,135	1,190
4.75%, 10/20/2028 (a)	1,589	1,741
United Airlines Holdings, Inc.
5.00%, 2/1/2024	3,104	3,173
4.88%, 1/15/2025	2,241	2,275
United Airlines, Inc. 4.38%, 4/15/2026 (a)	2,345	2,354

		25,098

Auto Components — 0.3%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	700	701
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	250	258
5.88%, 6/1/2029 (a)	3,625	3,873
3.75%, 1/30/2031 (a)	2,959	2,829
American Axle & Manufacturing, Inc.
6.88%, 7/1/2028	1,420	1,517
5.00%, 10/1/2029	5,475	5,195
Clarios Global LP
6.75%, 5/15/2025 (a)	2,992	3,123
6.25%, 5/15/2026 (a)	2,477	2,574
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	584	631
5.63%, 11/15/2026 (a)	4,490	3,660
Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a)	4,125	4,213
Dana, Inc. 5.63%, 6/15/2028	1,350	1,421
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029 (a)	6,885	7,187
5.25%, 4/30/2031	3,660	3,859
Icahn Enterprises LP
6.38%, 12/15/2025	3,382	3,423
6.25%, 5/15/2026	957	983
5.25%, 5/15/2027	1,490	1,511
Lear Corp.
2.60%, 1/15/2032	2,095	2,061
3.55%, 1/15/2052	7,240	7,142

		56,161

Automobiles — 0.3%
Daimler Finance North America LLC (Germany) 3.30%, 5/19/2025 (a)	500	531
General Motors Co.
6.13%, 10/1/2025	550	634
5.15%, 4/1/2038	3,970	4,789
Hyundai Capital America
0.80%, 1/8/2024 (a)	13,230	13,120
4.30%, 2/1/2024 (a)	2,000	2,125
1.80%, 10/15/2025 (a)	4,110	4,104
1.50%, 6/15/2026 (a)	3,500	3,407
3.00%, 2/10/2027 (a)	4,000	4,166
2.38%, 10/15/2027 (a)	1,120	1,118
1.80%, 1/10/2028 (a)	5,390	5,211
Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027 (a)	3,509	3,781

		42,986

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Banks — 6.2%
ABN AMRO Bank NV (Netherlands)
4.75%, 7/28/2025 (a)	14,000	15,299
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (a) (b)	7,600	7,466
AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (b)	1,940	2,053
ANZ New Zealand Int’l Ltd. (New Zealand)
3.40%, 3/19/2024 (a)	1,200	1,265
3.45%, 7/17/2027 (a)	889	965
2.55%, 2/13/2030 (a)	397	411
Banco Bilbao Vizcaya Argentaria SA (Spain) 1.13%, 9/18/2025	4,000	3,922
Banco Nacional de Comercio Exterior SNC (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (a) (b)	2,850	2,822
Banco Santander SA (Spain)
3.13%, 2/23/2023	1,600	1,642
1.85%, 3/25/2026	2,400	2,392
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	7,800	7,655
4.38%, 4/12/2028	3,400	3,818
2.75%, 12/3/2030	1,000	978
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (b)	5,000	5,223
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (b) (c) (d)	1,980	2,099
4.00%, 1/22/2025	7,677	8,212
Series L, 3.95%, 4/21/2025	1,326	1,423
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (b)	519	542
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (b)	2,000	2,058
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (b)	6,000	6,335
4.45%, 3/3/2026	1,294	1,424
(SOFR + 1.01%), 1.20%, 10/24/2026 (b)	3,500	3,427
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (b)	3,175	3,151
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)	25,260	26,954
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (b)	1,000	1,080
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (b)	3,655	3,894
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (b)	13,000	14,288
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (b)	12,400	12,422
(SOFR + 1.53%), 1.90%, 7/23/2031 (b)	12,000	11,475
(SOFR + 1.37%), 1.92%, 10/24/2031 (b)	7,380	7,043
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (b)	14,000	14,150
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	13,590	13,762
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	39,165	38,432
(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	27,930	28,049
6.98%, 3/7/2037	1,500	2,081
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (b)	1,535	1,774
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	12,665	12,298
Series L, 4.75%, 4/21/2045	2,000	2,534
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 3/20/2051 (b)	3,500	4,272
Bank of Montreal (Canada)
Series E, 3.30%, 2/5/2024	2,500	2,619
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (b)	372	400
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 3 Month + 2.65%), 4.65%, 10/12/2022 (b) (c) (d)	4,800	4,678
2.20%, 2/3/2025	1,738	1,788
1.30%, 6/11/2025	2,080	2,074
2.70%, 8/3/2026	1,660	1,736
1.30%, 9/15/2026	1,500	1,472
Banque Federative du Credit Mutuel SA (France)
3.75%, 7/20/2023 (a)	2,770	2,902
1.60%, 10/4/2026 (a)	3,530	3,500
Barclays plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.36%), 4.34%, 5/16/2024 (b)	800	838
BNP Paribas SA (France)
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025 (a) (b)	2,000	2,139
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	558	566
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	442	431
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (b)	1,000	982
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (b)	7,030	6,906
(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (b)	2,960	3,065

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Canadian Imperial Bank of Commerce (Canada)
3.10%, 4/2/2024	921	964
2.25%, 1/28/2025	3,100	3,184
CIT Group, Inc.
5.00%, 8/1/2023	2,694	2,842
4.75%, 2/16/2024	1,105	1,166
6.13%, 3/9/2028	1,882	2,221
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (b) (c) (d)	581	594
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (b) (c) (d)	1,652	1,724
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (b) (c) (d)	146	147
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (b) (c) (d)	700	744
6.88%, 6/1/2025	645	755
7.00%, 12/1/2025	1,115	1,336
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (b) (c) (d)	8,450	8,429
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (b) (c) (d)	14,060	13,919
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	2,500	2,621
4.30%, 11/20/2026	2,500	2,757
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (b)	15,910	17,248
6.63%, 1/15/2028	838	1,053
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (b)	803	864
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (b)	6,945	7,446
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (b)	3,600	3,986
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	8,090	8,410
(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	2,600	2,639
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	17,210	19,632
(SOFR + 2.11%), 2.57%, 6/3/2031 (b)	5,000	5,028
(SOFR + 1.17%), 2.56%, 5/1/2032 (b)	1,090	1,095
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	6,975	6,971
(SOFR + 4.55%), 5.32%, 3/26/2041 (b)	7,000	9,276
Citizens Bank NA 3.70%, 3/29/2023	2,090	2,166
Comerica, Inc. 4.00%, 2/1/2029	1,500	1,696
Cooperatieve Rabobank UA (Netherlands) 4.63%, 12/1/2023	1,650	1,765
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	5,765	6,216
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (b) (c) (d)	3,840	4,522
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	5,080	5,103
(USD Swap Semi 5 Year + 1.64%), 4.00%, 1/10/2033 (a) (b)	8,939	9,571
2.81%, 1/11/2041 (a)	1,015	963
Danske Bank A/S (Denmark)
2.70%, 3/2/2022 (a)	619	622
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (b)	2,829	2,831
DNB Bank ASA (Norway)
2.15%, 12/2/2022 (a)	1,500	1,525
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (b)	3,590	3,525
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (a) (b)	1,115	1,095
Fifth Third Bank NA
3.95%, 7/28/2025	500	546
3.85%, 3/15/2026	234	254
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (b)	1,250	1,300
4.25%, 8/18/2025	1,333	1,437
4.30%, 3/8/2026	3,581	3,926
(SOFR + 1.54%), 1.64%, 4/18/2026 (b)	10,520	10,472
3.90%, 5/25/2026	506	547
(SOFR + 1.29%), 1.59%, 5/24/2027 (b)	3,595	3,512
(SOFR + 1.10%), 2.25%, 11/22/2027 (b)	8,370	8,389
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (b)	11,837	12,782
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	15,820	15,456
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	7,335	7,180
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (b)	16,630	18,131
(SOFR + 1.19%), 2.80%, 5/24/2032 (b)	5,890	5,891
(SOFR + 1.41%), 2.87%, 11/22/2032 (b)	9,850	9,863
6.50%, 5/2/2036	1,265	1,721
6.10%, 1/14/2042	715	1,023
ING Groep NV (Netherlands)
3.55%, 4/9/2024	440	464

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(USD Swap Semi 5 Year + 4.45%), 6.50%, 4/16/2025 (b) (c) (d)	3,000	3,242
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (b)	1,210	1,199
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	2,245	2,236
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027 (b) (c) (d)	8,000	7,495
Intesa Sanpaolo SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (b)	16,017	16,531
KeyBank NA
3.18%, 5/22/2022	1,621	1,641
3.40%, 5/20/2026	1,545	1,660
KeyCorp 2.25%, 4/6/2027	1,290	1,318
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (b)	2,650	2,698
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (b)	3,060	3,011
4.38%, 3/22/2028	633	711
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028 (b)	4,500	4,809
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022	413	415
2.67%, 7/25/2022	2,150	2,180
3.76%, 7/26/2023	4,582	4,804
2.53%, 9/13/2023	423	436
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (b)	3,000	2,992
1.41%, 7/17/2025	1,460	1,454
3.20%, 7/18/2029	2,605	2,755
3.75%, 7/18/2039	3,145	3,566
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.00%), 3.92%, 9/11/2024 (b)	2,000	2,102
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (b)	4,400	4,472
2.56%, 9/13/2031	10,160	10,012
National Australia Bank Ltd. (Australia)
3.38%, 1/14/2026	3,248	3,511
2.33%, 8/21/2030 (a)	1,330	1,277
2.99%, 5/21/2031 (a)	14,950	15,033
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (b)	2,605	2,792
National Bank of Canada (Canada) 2.15%, 10/7/2022 (a)	1,800	1,825
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	7,481	8,338
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)	19,790	19,494
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (b)	8,215	8,557
NatWest Markets plc (United Kingdom)
0.80%, 8/12/2024 (a)	2,080	2,052
1.60%, 9/29/2026 (a)	3,000	2,953
Nordea Bank Abp (Finland)
4.25%, 9/21/2022 (a)	886	911
3.75%, 8/30/2023 (a)	1,250	1,312
PNC Bank NA 2.70%, 10/22/2029	4,150	4,310
PNC Financial Services Group, Inc. (The)
2.60%, 7/23/2026	2,000	2,097
2.55%, 1/22/2030	1,975	2,035
Royal Bank of Canada (Canada)
2.25%, 11/1/2024	2,600	2,680
4.65%, 1/27/2026	423	469
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.79%), 1.09%, 3/15/2025 (b)	3,260	3,231
(SOFR + 0.99%), 1.67%, 6/14/2027 (b)	16,600	16,282
(SOFR + 1.48%), 2.90%, 3/15/2032 (b)	6,805	6,884
Societe Generale SA (France)
2.63%, 10/16/2024 (a)	8,806	9,070
2.63%, 1/22/2025 (a)	11,635	11,963
4.25%, 4/14/2025 (a)	8,625	9,187
4.75%, 11/24/2025 (a)	6,630	7,217
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	11,590	11,327
3.00%, 1/22/2030 (a)	4,000	4,125
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (b)	16,765	16,748
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (b)	800	804

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (a) (b)	2,825	2,831
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (b)	1,200	1,240
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (b)	10,365	10,642
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (b)	9,915	9,628
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.75%, 7/19/2023	1,250	1,307
3.94%, 10/16/2023	654	691
4.44%, 4/2/2024 (a)	1,200	1,280
1.47%, 7/8/2025	1,500	1,497
3.04%, 7/16/2029	1,395	1,462
2.75%, 1/15/2030	3,500	3,611
Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.05%, 9/12/2025 (a)	2,350	2,307
Toronto-Dominion Bank (The) (Canada) 1.15%, 6/12/2025	2,000	1,988
Truist Bank
3.20%, 4/1/2024	1,250	1,311
2.15%, 12/6/2024	500	514
Truist Financial Corp.
3.75%, 12/6/2023	1,600	1,690
4.00%, 5/1/2025	1,857	2,012
UniCredit SpA (Italy)
3.75%, 4/12/2022 (a)	2,000	2,022
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	11,519	11,243
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (b)	10,390	10,286
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (b)	9,300	11,094
US Bancorp
Series X, 3.15%, 4/27/2027	1,660	1,776
3.00%, 7/30/2029	1,325	1,405
Wachovia Corp.
6.61%, 10/1/2025	1,650	1,935
7.57%, 8/1/2026 (e)	515	638
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (b)	1,000	1,020
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (c) (d)	13,220	13,299
3.00%, 10/23/2026	5,000	5,263
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (b)	3,813	4,032
4.30%, 7/22/2027	173	192
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	4,475	4,817
(SOFR + 2.10%), 2.39%, 6/2/2028 (b)	2,000	2,026
4.15%, 1/24/2029	5,000	5,585
(SOFR + 1.43%), 2.88%, 10/30/2030 (b)	8,700	9,024
(SOFR + 1.26%), 2.57%, 2/11/2031 (b)	7,000	7,102
(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	16,505	16,980
5.38%, 11/2/2043	853	1,128
4.90%, 11/17/2045	6,610	8,429
4.40%, 6/14/2046	3,016	3,609
Westpac Banking Corp. (Australia)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (b)	2,000	2,047
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (b)	16,815	18,243
4.42%, 7/24/2039	520	617

		1,032,777

Beverages — 0.4%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	13,415	16,132
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.00%, 4/13/2028	7,690	8,606
4.38%, 4/15/2038	5,000	5,824
3.75%, 7/15/2042	5,500	6,014
4.44%, 10/6/2048	3,000	3,607
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	1,380	1,421
1.85%, 9/1/2032	500	473
Constellation Brands, Inc. 4.65%, 11/15/2028	3,000	3,433
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	365	386
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	3,160	3,367
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025	1,700	1,812
2.55%, 9/15/2026	507	528
3.43%, 6/15/2027	225	243
4.60%, 5/25/2028	4,110	4,696

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Molson Coors Beverage Co. 4.20%, 7/15/2046	2,000	2,215

		58,757

Biotechnology — 0.7%
AbbVie, Inc.
2.80%, 3/15/2023	500	509
3.60%, 5/14/2025	5,000	5,326
2.95%, 11/21/2026	5,550	5,841
3.20%, 11/21/2029	25,826	27,400
4.05%, 11/21/2039	20,053	22,948
4.63%, 10/1/2042	3,900	4,736
Amgen, Inc. 2.20%, 2/21/2027	215	218
Biogen, Inc.
2.25%, 5/1/2030	8,287	8,107
3.15%, 5/1/2050	2,954	2,901
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	4,435	4,212
Gilead Sciences, Inc.
1.65%, 10/1/2030	4,000	3,809
2.60%, 10/1/2040	5,200	4,969
4.50%, 2/1/2045	6,500	7,980
2.80%, 10/1/2050	3,800	3,692
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	2,180	2,158
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	10,315	9,714

		114,520

Building Products — 0.2%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	3,803	3,820
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a)	200	215
Griffon Corp. 5.75%, 3/1/2028	5,295	5,457
JELD-WEN, Inc. 6.25%, 5/15/2025 (a)	1,175	1,225
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	3,155	3,127
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	350	359
4.75%, 1/15/2028 (a)	5,118	5,157
3.38%, 1/15/2031 (a)	3,156	2,907
Summit Materials LLC 5.25%, 1/15/2029 (a)	3,801	3,956
Trane Technologies Co. LLC 7.20%, 6/1/2025	60	68

		26,291

Capital Markets — 2.4%
Bank of New York Mellon Corp. (The) 3.25%, 5/16/2027	1,200	1,294
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	159	203
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	1,265	1,397
4.85%, 3/29/2029	280	327
4.70%, 9/20/2047	645	799
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (b) (c) (d)	8,170	8,139
2.75%, 10/1/2029	800	844
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (b) (c) (d)	15,790	15,633
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	776	729
3.63%, 10/1/2031 (a)	776	720
Credit Suisse Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (a) (b) (c) (d)	12,300	13,246
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	250	256
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	300	303
(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (b)	1,890	1,829
4.28%, 1/9/2028 (a)	14,706	16,036
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (b)	831	890
(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (b)	20,755	21,035
Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (a)	1,098	1,108
Deutsche Bank AG (Germany) (SOFR + 2.16%), 2.22%, 9/18/2024 (b)	2,620	2,657
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/2025	2,566	2,714
3.75%, 5/22/2025	4,789	5,121
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (b)	1,612	1,691
4.25%, 10/21/2025	364	396
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (b) (c) (d)	2,605	2,538
3.50%, 11/16/2026	15,000	15,975
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (b)	3,140	3,053
3.85%, 1/26/2027	1,664	1,783
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	20,395	19,995
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (b)	6,079	6,551
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (b)	9,035	10,018
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	9,495	9,514
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	19,360	18,996
(SOFR + 1.26%), 2.65%, 10/21/2032 (b)	15,505	15,541

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)		15,310	17,480
(SOFR + 1.51%), 3.21%, 4/22/2042 (b)		2,260	2,335
Jefferies Group LLC
6.45%, 6/8/2027		104	127
6.25%, 1/15/2036		950	1,266
Lehman Brothers Holdings, Inc.
8.00%, 8/1/2015 (f)		295	2
3.60%, 12/30/2016 (f)		235	1
5.75%, 5/17/2049 (f)		1,000	5
LPL Holdings, Inc. 4.00%, 3/15/2029 (a)		1,860	1,868
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (b)		800	933
(SOFR + 1.44%), 2.69%, 6/23/2032 (a) (b)		400	398
Morgan Stanley
4.88%, 11/1/2022		3,500	3,632
4.10%, 5/22/2023		750	784
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (b)		2,240	2,324
3.70%, 10/23/2024		1,241	1,323
(SOFR + 1.15%), 2.72%, 7/22/2025 (b)		1,259	1,299
4.00%, 7/23/2025		2,677	2,904
5.00%, 11/24/2025		1,617	1,808
3.88%, 1/27/2026		4,268	4,631
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)		22,160	21,910
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (b)		6,667	7,172
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (b)		3,388	3,698
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (b)		8,282	9,443
(SOFR + 1.14%), 2.70%, 1/22/2031 (b)		15,650	16,069
(SOFR + 1.03%), 1.79%, 2/13/2032 (b)		2,490	2,359
(SOFR + 1.18%), 2.24%, 7/21/2032 (b)		7,360	7,213
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)		11,150	11,186
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (b)		5,425	6,568
(SOFR + 1.49%), 3.22%, 4/22/2042 (b)		5,500	5,799
MSCI, Inc. 3.63%, 9/1/2030 (a)		1,860	1,883
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025		2,856	2,953
1.85%, 7/16/2025		1,300	1,306
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (b)		1,000	1,058
Nuveen LLC 4.00%, 11/1/2028 (a)		710	797
S&P Global, Inc. 3.25%, 12/1/2049		2,500	2,771
UBS Group AG (Switzerland)
(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022 (b) (c) (d) (g)	EUR	11,400	13,046
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (b)		1,303	1,322
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (b)		3,000	2,938
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (b)		21,658	21,184
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (b)		16,300	17,091

			402,217

Chemicals — 0.6%
Air Products and Chemicals, Inc. 2.70%, 5/15/2040		800	821
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)		5,239	5,414
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)		1,320	1,290
CF Industries, Inc.
5.15%, 3/15/2034		1,800	2,158
4.95%, 6/1/2043		10,230	12,308
Chemours Co. (The)
5.38%, 5/15/2027		3,835	4,008
5.75%, 11/15/2028 (a)		2,885	2,957
CVR Partners LP 9.25%, 6/15/2023 (a)		616	617
Element Solutions, Inc. 3.88%, 9/1/2028 (a)		4,675	4,628
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)		4,580	4,557
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (a)		1,890	1,863
3.27%, 11/15/2040 (a)		1,630	1,674
3.47%, 12/1/2050 (a)		1,270	1,336
LYB International Finance III LLC
3.38%, 5/1/2030		2,000	2,166
3.38%, 10/1/2040		2,000	2,081
3.63%, 4/1/2051		4,160	4,438
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024 (a)		2,300	2,383
5.00%, 5/1/2025 (a)		2,430	2,546
5.25%, 6/1/2027 (a)		6,162	6,471
4.25%, 5/15/2029 (a)		945	926
Nutrien Ltd. (Canada)
2.95%, 5/13/2030		1,435	1,505
4.13%, 3/15/2035		511	580
Olin Corp. 5.63%, 8/1/2029		1,495	1,612

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,020	2,071
4.50%, 10/15/2029	5,513	5,692
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	6,323	6,393
Union Carbide Corp. 7.75%, 10/1/2096	1,305	2,360
Valvoline, Inc. 4.25%, 2/15/2030 (a)	2,990	2,964
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	3,346	3,320
5.63%, 8/15/2029 (a)	965	970

		92,109

Commercial Services & Supplies — 0.5%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	4,530	4,428
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	2,664	2,592
4.88%, 7/15/2032 (a)	5,260	5,207
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	3,642	3,524
Aramark Services, Inc.
5.00%, 4/1/2025 (a)	1,100	1,114
5.00%, 2/1/2028 (a)	4,115	4,135
Brink’s Co. (The) 4.63%, 10/15/2027 (a)	2,800	2,856
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	3,000	3,141
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	1,880	1,838
9.50%, 11/1/2027 (a)	1,550	1,615
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	6,375	6,454
4.00%, 8/1/2028 (a)	3,675	3,565
3.50%, 9/1/2028 (a)	1,905	1,846
Harsco Corp. 5.75%, 7/31/2027 (a)	1,110	1,124
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 3.46%, 12/21/2065 (a) (b)	5,334	4,386
Madison IAQ LLC 4.13%, 6/30/2028 (a)	7,265	7,029
Nielsen Finance LLC 5.63%, 10/1/2028 (a)	6,795	6,936
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	6,973	7,374
Republic Services, Inc.
4.75%, 5/15/2023	103	108
1.45%, 2/15/2031	2,010	1,873
Stericycle, Inc.
5.38%, 7/15/2024 (a)	1,260	1,289
3.88%, 1/15/2029 (a)	5,265	5,133

		77,567

Communications Equipment — 0.1%
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	3,370	3,026
CommScope, Inc.
6.00%, 3/1/2026 (a)	7,639	7,813
4.75%, 9/1/2029 (a)	2,876	2,783
Plantronics, Inc. 4.75%, 3/1/2029 (a)	2,877	2,592

		16,214

Construction & Engineering — 0.1%
AECOM 5.13%, 3/15/2027	2,676	2,868
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	1,827	1,364
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	4,345	4,375
MasTec, Inc. 4.50%, 8/15/2028 (a)	4,700	4,841
Weekley Homes LLC 4.88%, 9/15/2028 (a)	4,085	4,205

		17,653

Construction Materials — 0.0% (h)
Cemex SAB de CV (Mexico) 3.88%, 7/11/2031 (a)	3,843	3,734
CRH America, Inc. (Ireland) 5.13%, 5/18/2045 (a)	1,249	1,671

		5,405

Consumer Finance — 1.2%
AerCap Ireland Capital DAC (Ireland)
3.50%, 5/26/2022	400	405
4.63%, 7/1/2022	3,040	3,109
4.50%, 9/15/2023	1,780	1,875
6.50%, 7/15/2025	398	455
1.75%, 1/30/2026	2,550	2,500
2.45%, 10/29/2026	2,480	2,486
3.00%, 10/29/2028	16,065	16,177
3.30%, 1/30/2032	8,320	8,383
3.85%, 10/29/2041	2,725	2,812
Ally Financial, Inc.
5.75%, 11/20/2025	6,155	6,970
8.00%, 11/1/2031	1,780	2,518
American Express Co.
3.63%, 12/5/2024	276	294
4.20%, 11/6/2025	3,000	3,316
American Honda Finance Corp. 2.30%, 9/9/2026	320	331
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	3,120	3,357
2.88%, 2/15/2025 (a)	2,301	2,350
5.50%, 1/15/2026 (a)	2,175	2,414
2.13%, 2/21/2026 (a)	8,230	8,058
4.25%, 4/15/2026 (a)	2,215	2,365
2.53%, 11/18/2027 (a)	23,994	23,400
Capital One Financial Corp.
3.20%, 2/5/2025	200	210
3.75%, 7/28/2026	840	901
(SOFR + 0.86%), 1.88%, 11/2/2027 (b)	1,840	1,830
Ford Motor Credit Co. LLC
3.22%, 1/9/2022	3,480	3,484
3.37%, 11/17/2023	1,655	1,693

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.06%, 11/1/2024	3,440	3,588
5.13%, 6/16/2025	1,220	1,319
4.13%, 8/4/2025	6,700	7,003
3.38%, 11/13/2025	1,247	1,273
4.39%, 1/8/2026	3,750	3,960
4.54%, 8/1/2026	8,140	8,695
2.70%, 8/10/2026	906	899
4.27%, 1/9/2027	3,910	4,133
4.13%, 8/17/2027	3,405	3,592
5.11%, 5/3/2029	1,887	2,089
4.00%, 11/13/2030	6,651	6,975
3.63%, 6/17/2031	13,250	13,516
General Motors Financial Co., Inc.
3.60%, 6/21/2030	10,625	11,260
2.70%, 6/10/2031	2,075	2,056
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (cash), 9/15/2024 (a) (i)	3,694	3,580
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 3.71%, 12/21/2065 (a) (b)	1,790	1,557
John Deere Capital Corp. 2.65%, 6/10/2026	1,000	1,050
Navient Corp.
6.13%, 3/25/2024	1,895	1,986
6.75%, 6/25/2025	1,970	2,123
5.00%, 3/15/2027	915	918
OneMain Finance Corp.
6.88%, 3/15/2025	575	633
7.13%, 3/15/2026	4,258	4,785
6.63%, 1/15/2028	3,952	4,378
5.38%, 11/15/2029	3,233	3,402
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)	3,127	3,367

		199,830

Containers & Packaging — 0.4%
Ardagh Packaging Finance plc
5.25%, 4/30/2025 (a)	417	429
4.13%, 8/15/2026 (a)	9,580	9,688
5.25%, 8/15/2027 (a)	1,725	1,691
Ball Corp.
5.25%, 7/1/2025	2,095	2,305
2.88%, 8/15/2030	1,910	1,814
3.13%, 9/15/2031	1,325	1,275
Berry Global, Inc.
4.88%, 7/15/2026 (a)	3,660	3,797
5.63%, 7/15/2027 (a)	185	192
Canpack SA (Poland) 3.88%, 11/15/2029 (a)	3,185	3,086
Crown Americas LLC 4.75%, 2/1/2026	1,855	1,905
Greif, Inc. 6.50%, 3/1/2027 (a)	6,054	6,288
Klabin Austria GmbH (Brazil) 5.75%, 4/3/2029 (g)	1,889	2,009
LABL, Inc. 6.75%, 7/15/2026 (a)	4,605	4,720
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	4,525	4,529
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	3,340	3,495
Packaging Corp. of America 3.05%, 10/1/2051	2,345	2,392
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	6,558	6,296
Sealed Air Corp.
5.25%, 4/1/2023 (a)	625	649
5.13%, 12/1/2024 (a)	2,365	2,519
4.00%, 12/1/2027 (a)	1,875	1,931
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (e)	3,113	3,214
WRKCo, Inc. 4.65%, 3/15/2026	2,500	2,805

		67,029

Distributors — 0.0% (h)
Wolverine Escrow LLC 9.00%, 11/15/2026 (a)	8,352	7,872

Diversified Consumer Services — 0.0% (h)
Service Corp. International 5.13%, 6/1/2029	5,135	5,469
University of Southern California Series A, 3.23%, 10/1/2120	800	862

		6,331

Diversified Financial Services — 0.3%
CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022 (a)	800	806
CK Hutchison International 19 Ltd. (United Kingdom) 3.63%, 4/11/2029 (a)	1,135	1,249
EDP Finance BV (Portugal) 1.71%, 1/24/2028 (a)	13,425	13,086
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	3,623	3,768
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	257	263
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	4,725	4,693
Mitsubishi HC Capital, Inc. (Japan)
2.65%, 9/19/2022 (a)	200	203
3.96%, 9/19/2023 (a)	1,215	1,276
3.56%, 2/28/2024 (a)	1,900	1,992
ORIX Corp. (Japan)
4.05%, 1/16/2024	300	318
3.25%, 12/4/2024	2,850	3,010
Petronas Capital Ltd. (Malaysia) 2.48%, 1/28/2032 (a)	4,000	3,997
Sabre GLBL, Inc.
9.25%, 4/15/2025 (a)	2,285	2,542

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
7.38%, 9/1/2025 (a)	400	414
Shell International Finance BV (Netherlands)
3.25%, 5/11/2025	1,098	1,170
2.88%, 5/10/2026	246	261
3.63%, 8/21/2042	6,600	7,299
4.00%, 5/10/2046	3,000	3,519
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	2,000	2,236
Voya Financial, Inc. 5.70%, 7/15/2043	300	416

		52,518

Diversified Telecommunication Services — 1.6%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	2,500	2,691
Altice France SA (France)
5.13%, 7/15/2029 (a)	3,336	3,170
5.50%, 10/15/2029 (a)	2,371	2,288
AT&T, Inc.
1.65%, 2/1/2028	5,000	4,865
6.88%, 10/15/2031	2,025	2,714
3.50%, 6/1/2041	5,000	5,136
3.10%, 2/1/2043	1,380	1,332
Bell Canada (The) (Canada) Series US-6, 3.20%, 2/15/2052	915	949
CCO Holdings LLC
5.50%, 5/1/2026 (a)	1,621	1,673
5.13%, 5/1/2027 (a)	11,999	12,350
5.00%, 2/1/2028 (a)	9,925	10,223
5.38%, 6/1/2029 (a)	8,896	9,410
4.75%, 3/1/2030 (a)	20,221	20,719
4.50%, 8/15/2030 (a)	15,275	15,396
4.25%, 2/1/2031 (a)	3,250	3,202
4.25%, 1/15/2034 (a)	3,020	2,905
Cincinnati Bell, Inc. 8.00%, 10/15/2025 (a)	1,638	1,704
Embarq Corp. 8.00%, 6/1/2036	4,092	4,486
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	5,217	5,387
Intelsat Jackson Holdings SA (Luxembourg)
8.00%, 2/15/2024 (a) (e) (f)	1,760	1,791
8.50%, 10/15/2024 (a) (f)	7,233	3,635
Level 3 Financing, Inc.
5.25%, 3/15/2026	2,557	2,619
4.63%, 9/15/2027 (a)	5,707	5,781
Lumen Technologies, Inc.
5.63%, 4/1/2025	1,197	1,247
5.13%, 12/15/2026 (a)	10,925	10,944
4.00%, 2/15/2027 (a)	7,383	7,357
5.38%, 6/15/2029 (a)	2,297	2,237
Sprint Capital Corp.
8.75%, 3/15/2032	8,352	12,348
Switch Ltd. 3.75%, 9/15/2028 (a)	7,975	7,895
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	1,061	1,103
6.00%, 9/30/2034	3,048	3,071
7.72%, 6/4/2038	190	216
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	4,990	5,176
Verizon Communications, Inc.
2.10%, 3/22/2028	3,270	3,261
4.33%, 9/21/2028	2,156	2,456
4.02%, 12/3/2029	12,013	13,470
1.68%, 10/30/2030	14,010	13,223
2.55%, 3/21/2031	10,395	10,507
2.36%, 3/15/2032 (a)	15,314	15,157
2.65%, 11/20/2040	14,625	13,962
3.40%, 3/22/2041	2,425	2,578
2.99%, 10/30/2056	545	524
3.70%, 3/22/2061	2,395	2,646
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	5,778	5,992
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	4,603	4,384

		264,180

Electric Utilities — 1.8%
AEP Texas, Inc. Series E, 6.65%, 2/15/2033	750	1,009
AEP Transmission Co. LLC
3.15%, 9/15/2049	485	504
Series M, 3.65%, 4/1/2050	2,000	2,264
AES Panama Generation Holdings SRL (Panama) 4.38%, 5/31/2030 (a)	980	996
Alabama Power Co.
6.13%, 5/15/2038	891	1,258
5.50%, 3/15/2041	1,250	1,664
Series A, 4.30%, 7/15/2048	350	431
Appalachian Power Co. Series Y, 4.50%, 3/1/2049	315	391
Arizona Public Service Co.
4.70%, 1/15/2044	150	183
4.25%, 3/1/2049	1,000	1,201
Baltimore Gas and Electric Co.
4.25%, 9/15/2048	1,400	1,756
3.20%, 9/15/2049	1,475	1,561
2.90%, 6/15/2050	840	850
CenterPoint Energy Houston Electric LLC Series AD, 2.90%, 7/1/2050	2,000	2,070
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	720	776
Cleveland Electric Illuminating Co. (The) 5.50%, 8/15/2024	200	222
Comision Federal de Electricidad (Mexico) 3.35%, 2/9/2031 (a)	11,948	11,446

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Commonwealth Edison Co. 4.00%, 3/1/2048	300	359
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	1,686	2,097
DTE Electric Co. 3.95%, 6/15/2042	381	434
Duke Energy Carolinas LLC 3.70%, 12/1/2047	1,000	1,128
Duke Energy Corp. 3.50%, 6/15/2051	6,135	6,431
Duke Energy Florida LLC
3.80%, 7/15/2028	600	665
1.75%, 6/15/2030	1,000	962
5.90%, 3/1/2033	412	534
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	2,235	2,393
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	1,470	1,815
Duke Energy Progress LLC
4.10%, 5/15/2042	305	355
3.70%, 10/15/2046	200	230
Edison International 4.95%, 4/15/2025	1,033	1,126
Emera US Finance LP (Canada) 2.64%, 6/15/2031 (a)	14,530	14,489
Empresa de Transmision Electrica SA (Panama) 5.13%, 5/2/2049 (a)	1,270	1,410
Enel Finance International NV (Italy)
1.88%, 7/12/2028 (a)	8,823	8,655
2.25%, 7/12/2031 (a)	9,677	9,461
Entergy Louisiana LLC
3.12%, 9/1/2027	750	793
1.60%, 12/15/2030	1,570	1,478
4.20%, 4/1/2050	1,400	1,720
Entergy Mississippi LLC
3.85%, 6/1/2049	500	583
3.50%, 6/1/2051	1,580	1,766
Entergy Texas, Inc. 3.55%, 9/30/2049	775	843
Eskom Holdings SOC Ltd. (South Africa) 6.75%, 8/6/2023 (g)	2,900	2,962
Evergy Metro, Inc. 4.20%, 6/15/2047	735	900
Exelon Corp. 4.95%, 6/15/2035	123	149
FEL Energy VI SARL (Mexico) 5.75%, 12/1/2040 (a)	3,729	3,542
Florida Power & Light Co.
5.40%, 9/1/2035	600	785
3.70%, 12/1/2047	4,600	5,415
3.95%, 3/1/2048	665	814
Hydro-Quebec (Canada)
Series HY, 8.40%, 1/15/2022	842	850
Series HK, 9.38%, 4/15/2030	1,000	1,568
Interchile SA (Chile) 4.50%, 6/30/2056 (a)	4,247	4,433
Interstate Power and Light Co. 4.10%, 9/26/2028	800	900
ITC Holdings Corp.
3.65%, 6/15/2024	576	605
2.95%, 5/14/2030 (a)	4,000	4,125
Jersey Central Power & Light Co. 6.15%, 6/1/2037	800	1,085
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	412	501
Massachusetts Electric Co. 5.90%, 11/15/2039 (a)	988	1,333
MidAmerican Energy Co.
3.65%, 4/15/2029	3,970	4,368
3.65%, 8/1/2048	2,000	2,293
Mississippi Power Co. 3.95%, 3/30/2028	560	614
Monongahela Power Co. 4.10%, 4/15/2024 (a)	8,000	8,465
Nevada Power Co.
Series CC, 3.70%, 5/1/2029	1,700	1,877
5.38%, 9/15/2040	626	814
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	537	580
NextEra Energy Operating Partners LP
4.25%, 9/15/2024 (a)	87	91
4.50%, 9/15/2027 (a)	1,091	1,154
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	650	722
Northern States Power Co.
6.20%, 7/1/2037	173	252
2.60%, 6/1/2051	1,160	1,129
NPC Ukrenergo (Ukraine) 6.88%, 11/9/2026 (a)	1,593	1,492
NRG Energy, Inc.
6.63%, 1/15/2027	678	701
2.45%, 12/2/2027 (a)	2,625	2,604
5.75%, 1/15/2028	1,197	1,251
3.38%, 2/15/2029 (a)	2,149	2,074
5.25%, 6/15/2029 (a)	5,040	5,225
3.63%, 2/15/2031 (a)	632	600
3.88%, 2/15/2032 (a)	1,516	1,455
Ohio Power Co.
Series P, 2.60%, 4/1/2030	2,600	2,674
4.00%, 6/1/2049	600	711
Series R, 2.90%, 10/1/2051	9,855	9,730
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	140	139
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	1,000	1,073
5.35%, 10/1/2052	550	836
Pacific Gas and Electric Co.
1.37%, 3/10/2023	4,225	4,201
1.70%, 11/15/2023	1,500	1,498
3.45%, 7/1/2025	1,630	1,690
2.95%, 3/1/2026	1,030	1,046
3.30%, 3/15/2027	17,630	17,913
4.65%, 8/1/2028	12,247	13,395
4.20%, 6/1/2041	1,670	1,701
4.60%, 6/15/2043	1,951	2,015

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.25%, 3/15/2046	8,746	8,965
PacifiCorp
7.24%, 8/16/2023	250	273
5.75%, 4/1/2037	880	1,177
4.13%, 1/15/2049	1,655	1,967
3.30%, 3/15/2051	3,850	4,102
PECO Energy Co. 2.80%, 6/15/2050	750	749
Pepco Holdings LLC 7.45%, 8/15/2032	1,000	1,376
PG&E Corp.
5.00%, 7/1/2028	6,745	6,947
5.25%, 7/1/2030	1,445	1,481
Pinnacle West Capital Corp. 1.30%, 6/15/2025	800	790
Potomac Electric Power Co. 6.50%, 11/15/2037	360	531
Public Service Co. of Colorado 4.05%, 9/15/2049	2,650	3,257
Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	1,100	1,577
Public Service Electric and Gas Co.
2.25%, 9/15/2026	989	1,019
5.80%, 5/1/2037	850	1,165
5.38%, 11/1/2039	416	553
Southern California Edison Co.
1.85%, 2/1/2022	61	61
Series E, 3.70%, 8/1/2025	2,000	2,148
Series B, 3.65%, 3/1/2028	1,000	1,079
2.85%, 8/1/2029	1,800	1,860
Series 06-E, 5.55%, 1/15/2037	450	560
Series 08-A, 5.95%, 2/1/2038	285	374
Series C, 3.60%, 2/1/2045	1,270	1,323
Series C, 4.13%, 3/1/2048	1,000	1,138
Series 20A, 2.95%, 2/1/2051	8,810	8,418
Southwestern Electric Power Co.
3.55%, 2/15/2022	250	250
Series N, 1.65%, 3/15/2026	2,440	2,429
Series M, 4.10%, 9/15/2028	400	444
Series J, 3.90%, 4/1/2045	1,242	1,383
State Grid Overseas Investment BVI Ltd. (China) 3.75%, 5/2/2023 (a)	2,000	2,076
Texas Competitive Electric Holdings Co. LLC
8.50%, 12/1/2021 ‡ (f)	2,117	2
8.50%, 10/1/2022 ‡ (f)	4,117	6
Tucson Electric Power Co.
3.05%, 3/15/2025	600	627
4.85%, 12/1/2048	600	785
Union Electric Co.
2.95%, 6/15/2027	644	681
4.00%, 4/1/2048	2,050	2,464
Virginia Electric and Power Co.
3.45%, 2/15/2024	490	511
6.35%, 11/30/2037	235	340
8.88%, 11/15/2038	670	1,198
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	4,042	4,141
5.63%, 2/15/2027 (a)	3,900	4,005
5.00%, 7/31/2027 (a)	6,057	6,122
4.38%, 5/1/2029 (a)	784	769
4.30%, 7/15/2029 (a)	5,000	5,355
Xcel Energy, Inc. 3.40%, 6/1/2030	2,250	2,427

		303,564

Electrical Equipment — 0.1%
Eaton Corp. 4.15%, 11/2/2042	2,500	2,979
EnerSys
5.00%, 4/30/2023 (a)	4,052	4,174
4.38%, 12/15/2027 (a)	1,060	1,092
Sensata Technologies BV
4.88%, 10/15/2023 (a)	1,780	1,875
5.63%, 11/1/2024 (a)	2,538	2,766
5.00%, 10/1/2025 (a)	554	600

		13,486

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.00%, 4/1/2025	653	698
3.88%, 1/12/2028	221	239
CDW LLC
5.50%, 12/1/2024	500	544
4.25%, 4/1/2028	1,648	1,693
3.25%, 2/15/2029	2,435	2,435
Corning, Inc. 5.35%, 11/15/2048	5,000	6,968
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	1,085	1,066

		13,643

Energy Equipment & Services — 0.3%
Baker Hughes Holdings LLC
2.77%, 12/15/2022	1,500	1,531
4.49%, 5/1/2030	1,200	1,380
5.13%, 9/15/2040	903	1,132
4.08%, 12/15/2047	6,150	6,898
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	6,298	6,008
Halliburton Co.
3.80%, 11/15/2025	43	47
4.75%, 8/1/2043	270	316
7.60%, 8/15/2096 (a)	275	389
Nabors Industries, Inc. 5.75%, 2/1/2025	3,550	2,967
Oceaneering International, Inc.
4.65%, 11/15/2024	930	944
6.00%, 2/1/2028	1,516	1,487
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	745	750
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	2,220	2,232
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (a)	505	532
4.00%, 12/21/2025 (a)	39	42
3.90%, 5/17/2028 (a)	14,394	15,720
Schlumberger Investment SA 2.40%, 8/1/2022 (a)	640	645

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164 (c) (d) (i)	819	38
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	818	802
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	452	429
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	1,819	1,801

		46,090

Entertainment — 0.5%
Activision Blizzard, Inc. 2.50%, 9/15/2050	23,376	20,356
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	435	462
5.88%, 3/15/2026 (a)	500	494
5.25%, 7/15/2028 (a)	2,730	2,587
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	1,687	1,733
6.50%, 5/15/2027 (a)	4,259	4,617
4.75%, 10/15/2027 (a)	4,000	4,000
Netflix, Inc.
5.88%, 2/15/2025	1,332	1,498
4.88%, 4/15/2028	3,458	3,912
5.38%, 11/15/2029 (a)	14,878	17,599
4.88%, 6/15/2030 (a)	5,006	5,797
Walt Disney Co. (The)
8.88%, 4/26/2023	147	163
7.75%, 1/20/2024	800	912
2.00%, 9/1/2029	4,310	4,303
WMG Acquisition Corp.
3.88%, 7/15/2030 (a)	3,690	3,699
3.00%, 2/15/2031 (a)	2,985	2,811

		74,943

Equity Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	1,145	1,078
American Tower Corp.
1.45%, 9/15/2026	1,445	1,414
2.10%, 6/15/2030	19,130	18,367
3.10%, 6/15/2050	115	111
Boston Properties LP 3.80%, 2/1/2024	299	314
Camden Property Trust 3.15%, 7/1/2029	2,955	3,162
Corporate Office Properties LP 2.25%, 3/15/2026	1,550	1,569
Crown Castle International Corp. 2.90%, 4/1/2041	7,134	6,877
Duke Realty LP
3.25%, 6/30/2026	180	192
1.75%, 7/1/2030	2,500	2,397
ERP Operating LP 2.85%, 11/1/2026	3,000	3,161
Essex Portfolio LP 2.65%, 3/15/2032	3,255	3,283
GLP Capital LP 4.00%, 1/15/2030	4,050	4,268
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	599	648
Healthpeak Properties, Inc. 3.00%, 1/15/2030	500	526
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	2,370	2,404
5.25%, 7/15/2030 (a)	1,000	1,019
4.50%, 2/15/2031 (a)	1,364	1,339
Life Storage LP 2.20%, 10/15/2030	1,470	1,452
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	5,455	5,834
4.63%, 6/15/2025 (a)	701	747
5.75%, 2/1/2027	735	832
MPT Operating Partnership LP 4.63%, 8/1/2029	1,425	1,487
National Retail Properties, Inc.
3.60%, 12/15/2026	948	1,019
4.30%, 10/15/2028	800	904
Office Properties Income Trust
4.50%, 2/1/2025	6,666	7,058
3.45%, 10/15/2031	2,510	2,444
Prologis LP 3.00%, 4/15/2050	5,139	5,351
Public Storage 1.50%, 11/9/2026	2,734	2,724
Realty Income Corp.
3.88%, 7/15/2024	2,018	2,151
3.88%, 4/15/2025	840	910
3.25%, 1/15/2031	555	596
1.80%, 3/15/2033	1,100	1,041
Regency Centers LP 3.70%, 6/15/2030	3,855	4,213
RHP Hotel Properties LP 4.75%, 10/15/2027	7,301	7,319
Sabra Health Care LP 3.20%, 12/1/2031	2,260	2,217
Safehold Operating Partnership LP 2.80%, 6/15/2031	5,000	4,971
SBA Communications Corp.
3.88%, 2/15/2027	3,080	3,153
3.13%, 2/1/2029 (a)	3,052	2,899
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	1,420	1,504
3.25%, 10/28/2025 (a)	1,000	1,057
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a) (b)	1,500	1,567
Simon Property Group LP 3.25%, 9/13/2049	5,239	5,435
UDR, Inc.
2.10%, 8/1/2032	950	906
1.90%, 3/15/2033	505	471
Ventas Realty LP
3.75%, 5/1/2024	588	619
3.50%, 2/1/2025	448	474

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.13%, 1/15/2026	86	94
3.25%, 10/15/2026	218	233
3.85%, 4/1/2027	618	674
VICI Properties LP
3.50%, 2/15/2025 (a)	1,650	1,668
4.25%, 12/1/2026 (a)	2,314	2,389
3.75%, 2/15/2027 (a)	575	589
4.63%, 12/1/2029 (a)	5,846	6,211
4.13%, 8/15/2030 (a)	575	601
WP Carey, Inc.
4.25%, 10/1/2026	2,155	2,377
2.25%, 4/1/2033	2,880	2,754

		141,074

Food & Staples Retailing — 0.4%
7-Eleven, Inc.
0.63%, 2/10/2023 (a)	2,235	2,228
0.95%, 2/10/2026 (a)	1,390	1,341
1.30%, 2/10/2028 (a)	1,114	1,060
2.50%, 2/10/2041 (a)	1,133	1,051
2.80%, 2/10/2051 (a)	4,250	3,978
Albertsons Cos., Inc.
3.50%, 2/15/2023 (a)	710	716
3.25%, 3/15/2026 (a)	2,934	2,927
4.63%, 1/15/2027 (a)	17,265	17,898
5.88%, 2/15/2028 (a)	1,095	1,153
3.50%, 3/15/2029 (a)	1,129	1,119
4.88%, 2/15/2030 (a)	1,010	1,073
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (a)	450	467
3.63%, 5/13/2051 (a)	505	540
Kroger Co. (The) Series B, 7.70%, 6/1/2029	900	1,228
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	4,904	5,051
Rite Aid Corp. 8.00%, 11/15/2026 (a)	7,000	6,959
Sysco Corp.
2.40%, 2/15/2030	4,000	4,042
3.30%, 2/15/2050	7,685	8,006

		60,837

Food Products — 0.4%
Archer-Daniels-Midland Co.
2.50%, 8/11/2026	1,650	1,723
4.50%, 3/15/2049	1,200	1,618
Bimbo Bakeries USA, Inc. (Mexico) 4.00%, 5/17/2051 (a)	1,526	1,687
Campbell Soup Co. 4.15%, 3/15/2028	1,700	1,892
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	4,878	5,042
JBS USA LUX SA 6.50%, 4/15/2029 (a)	4,528	4,962
Kraft Heinz Foods Co. 3.75%, 4/1/2030	11,775	12,830
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (a)	2,060	2,186
4.13%, 1/31/2030 (a)	2,906	2,898
4.38%, 1/31/2032 (a)	969	964
MARB BondCo plc (Brazil) 3.95%, 1/29/2031 (a)	2,523	2,363
Mars, Inc. 0.88%, 7/16/2026 (a)	2,300	2,230
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	497	545
Pilgrim’s Pride Corp. 5.88%, 9/30/2027 (a)	1,266	1,329
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	8,790	9,055
4.63%, 4/15/2030 (a)	2,775	2,740
Tyson Foods, Inc.
4.35%, 3/1/2029	4,100	4,666
5.15%, 8/15/2044	155	203
Unilever Capital Corp. (United Kingdom) 2.13%, 9/6/2029	1,900	1,937
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (a)	5,250	5,346

		66,216

Gas Utilities — 0.1%
AmeriGas Partners LP
5.63%, 5/20/2024	2,234	2,379
5.88%, 8/20/2026	1,475	1,610
5.75%, 5/20/2027	2,436	2,630
Atmos Energy Corp.
5.50%, 6/15/2041	1,110	1,494
4.15%, 1/15/2043	582	676
2.85%, 2/15/2052	955	957
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	1,030	1,121
4.27%, 3/15/2048 (a)	1,000	1,151
ONE Gas, Inc. 4.50%, 11/1/2048	400	505
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	800	866
Southern California Gas Co.
Series TT, 2.60%, 6/15/2026	1,100	1,148
Series XX, 2.55%, 2/1/2030	715	737
Southern Natural Gas Co. LLC
0.63%, 4/28/2023 (a)	1,380	1,375
8.00%, 3/1/2032	350	491
4.80%, 3/15/2047 (a)	204	250

		17,390

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories 1.15%, 1/30/2028	660	637
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	6,096	6,295
Becton Dickinson and Co.
3.73%, 12/15/2024	219	234
3.70%, 6/6/2027	13,360	14,455
6.00%, 5/15/2039	400	532
DH Europe Finance II SARL 3.25%, 11/15/2039	1,400	1,501
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	4,442	4,608
Hologic, Inc.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.63%, 2/1/2028 (a)	1,143	1,186
3.25%, 2/15/2029 (a)	5,590	5,485
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/2029 (a)	4,310	4,256
5.25%, 10/1/2029 (a)	3,356	3,352
Zimmer Biomet Holdings, Inc. 3.55%, 3/20/2030	3,500	3,806

		46,347

Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	4,817	5,015
5.00%, 4/15/2029 (a)	2,500	2,538
AdaptHealth LLC 4.63%, 8/1/2029 (a)	6,600	6,467
Aetna, Inc.
2.80%, 6/15/2023	546	560
4.50%, 5/15/2042	224	268
Ascension Health 3.95%, 11/15/2046	687	869
Banner Health 1.90%, 1/1/2031	2,439	2,385
Centene Corp. 4.63%, 12/15/2029	25,670	27,467
Children’s Hospital Series 2020, 2.93%, 7/15/2050	763	777
Cigna Corp.
4.50%, 2/25/2026	1,000	1,106
4.38%, 10/15/2028	13,285	15,053
3.40%, 3/15/2051	4,055	4,297
CommonSpirit Health
1.55%, 10/1/2025	1,275	1,268
2.78%, 10/1/2030	1,275	1,310
3.91%, 10/1/2050	1,255	1,445
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	3,588	3,678
6.00%, 1/15/2029 (a)	2,669	2,776
4.75%, 2/15/2031 (a)	6,320	6,225
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	500	552
CVS Health Corp.
4.30%, 3/25/2028	1,463	1,647
4.78%, 3/25/2038	5,500	6,702
2.70%, 8/21/2040	2,620	2,508
DaVita, Inc.
4.63%, 6/1/2030 (a)	8,065	7,964
3.75%, 2/15/2031 (a)	1,938	1,797
Encompass Health Corp.
4.50%, 2/1/2028	5,135	5,187
4.75%, 2/1/2030	4,840	4,870
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	4,480	2,722
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	1,580	1,627
Hartford HealthCare Corp. 3.45%, 7/1/2054	2,350	2,508
HCA, Inc.
5.38%, 2/1/2025	2,000	2,181
5.88%, 2/15/2026	375	420
5.38%, 9/1/2026	9,105	10,161
4.50%, 2/15/2027	20,305	22,337
5.63%, 9/1/2028	27,251	31,492
5.88%, 2/1/2029	16,788	19,705
3.50%, 9/1/2030	360	375
5.50%, 6/15/2047	2,000	2,634
3.50%, 7/15/2051	6,085	6,217
McKesson Corp. 0.90%, 12/3/2025	2,720	2,638
Memorial Health Services 3.45%, 11/1/2049	645	734
Memorial Sloan-Kettering Cancer Center
4.13%, 7/1/2052	225	290
Series 2015, 4.20%, 7/1/2055	785	1,025
MidMichigan Health Series 2020, 3.41%, 6/1/2050	955	1,063
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	666	763
MultiCare Health System 2.80%, 8/15/2050	355	358
New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	700	675
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	1,110	1,207
Providence St Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	363	380
Quest Diagnostics, Inc. 2.95%, 6/30/2030	1,000	1,045
Tenet Healthcare Corp.
4.63%, 7/15/2024	1,745	1,760
4.63%, 9/1/2024 (a)	1,385	1,410
7.50%, 4/1/2025 (a)	925	973
4.88%, 1/1/2026 (a)	8,625	8,819
6.25%, 2/1/2027 (a)	500	518
5.13%, 11/1/2027 (a)	13,532	13,895
4.63%, 6/15/2028 (a)	2,050	2,092
4.25%, 6/1/2029 (a)	1,754	1,736
Texas Health Resources
2.33%, 11/15/2050	500	461
4.33%, 11/15/2055	1,075	1,449
UnitedHealth Group, Inc.
4.63%, 7/15/2035	98	121
3.05%, 5/15/2041	8,890	9,267
3.95%, 10/15/2042	615	714
3.75%, 10/15/2047	1,120	1,299
3.25%, 5/15/2051	1,955	2,126
3.88%, 8/15/2059	805	973
Universal Health Services, Inc. 2.65%, 10/15/2030 (a)	6,655	6,455
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	970	921

		282,277

Health Care Technology — 0.0% (h)
IQVIA, Inc.
5.00%, 10/15/2026 (a)	2,575	2,633

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
5.00%, 5/15/2027 (a)	5,377	5,538

		8,171

Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	4,250	4,196
4.00%, 10/15/2030 (a)	3,334	3,186
Boyd Gaming Corp. 4.75%, 12/1/2027	4,045	4,106
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,785	1,798
Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	4,465	4,638
Carnival Corp.
9.88%, 8/1/2027 (a)	5,660	6,370
4.00%, 8/1/2028 (a)	1,896	1,844
6.00%, 5/1/2029 (a)	3,528	3,428
Cedar Fair LP
5.50%, 5/1/2025 (a)	605	625
5.38%, 4/15/2027	5,630	5,729
5.25%, 7/15/2029	387	397
Chukchansi Economic Development Authority 8.00%, 4/15/2028 (a)	104	99
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	4,860	5,091
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	1,425	1,474
3.75%, 5/1/2029 (a)	1,882	1,864
4.88%, 1/15/2030	1,000	1,050
4.00%, 5/1/2031 (a)	378	379
3.63%, 2/15/2032 (a)	1,465	1,422
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	2,672	2,754
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,395	1,432
International Game Technology plc 6.50%, 2/15/2025 (a)	4,247	4,608
Marriott International, Inc. Series EE, 5.75%, 5/1/2025	215	243
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	118	118
4.50%, 6/15/2029 (a)	2,551	2,504
MGM Resorts International
6.75%, 5/1/2025	940	979
5.75%, 6/15/2025	4,038	4,261
5.50%, 4/15/2027	817	851
Royal Caribbean Cruises Ltd.
9.13%, 6/15/2023 (a)	2,392	2,537
11.50%, 6/1/2025 (a)	349	390
Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	4,552	4,671
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	5,056	5,094
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	1,995	2,099
Starbucks Corp. 3.80%, 8/15/2025	1,010	1,091
Travel + Leisure Co. 6.00%, 4/1/2027 (e)	1,050	1,107
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	2,151	2,248
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	4,389	4,395
Wynn Resorts Finance LLC
7.75%, 4/15/2025 (a)	1,302	1,357
5.13%, 10/1/2029 (a)	4,356	4,258
Yum! Brands, Inc.
7.75%, 4/1/2025 (a)	3,300	3,478
4.75%, 1/15/2030 (a)	804	848
3.63%, 3/15/2031	1,220	1,183
4.63%, 1/31/2032	1,569	1,604

		101,806

Household Durables — 0.3%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	2,960	3,090
Lennar Corp.
4.50%, 4/30/2024	290	309
4.75%, 11/29/2027	9,985	11,348
MDC Holdings, Inc.
3.85%, 1/15/2030	9,275	9,762
2.50%, 1/15/2031	7,260	6,992
Newell Brands, Inc.
4.70%, 4/1/2026 (e)	6,500	6,961
5.87%, 4/1/2036 (e)	3,265	3,986
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	6,989	6,938

		49,386

Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	535	555
4.13%, 10/15/2030	4,140	4,137
4.13%, 4/30/2031 (a)	745	747
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	5,135	5,065
4.38%, 3/31/2029 (a)	3,895	3,695
Kimberly-Clark Corp. 3.20%, 4/25/2029	1,000	1,086
Reckitt Benckiser Treasury Services plc (United Kingdom)
2.75%, 6/26/2024 (a)	1,000	1,035
3.00%, 6/26/2027 (a)	350	371
Spectrum Brands, Inc.
5.75%, 7/15/2025	259	264
5.00%, 10/1/2029 (a)	2,620	2,758
5.50%, 7/15/2030 (a)	2,779	2,960

		22,673

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) 3.30%, 7/15/2025 (a)	1,525	1,595
Calpine Corp.
5.25%, 6/1/2026 (a)	6,044	6,184
4.50%, 2/15/2028 (a)	3,000	2,984
5.13%, 3/15/2028 (a)	3,940	3,900
Exelon Generation Co. LLC
3.25%, 6/1/2025	595	625
6.25%, 10/1/2039	200	256
5.75%, 10/1/2041	875	1,071

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
5.60%, 6/15/2042	9,230	11,114

		27,729

Industrial Conglomerates — 0.1%
GE Capital Funding LLC 4.05%, 5/15/2027	5,000	5,575
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	3,500	4,230
Roper Technologies, Inc. 1.75%, 2/15/2031	1,200	1,119

		10,924

Insurance — 0.5%
Aflac, Inc. 3.60%, 4/1/2030	2,500	2,770
AIA Group Ltd. (Hong Kong)
3.20%, 3/11/2025 (a)	996	1,044
3.90%, 4/6/2028 (a)	2,495	2,770
3.60%, 4/9/2029 (a)	495	543
3.20%, 9/16/2040 (a)	1,680	1,725
American Financial Group, Inc. 3.50%, 8/15/2026	1,600	1,720
American International Group, Inc. 3.88%, 1/15/2035	2,041	2,280
Aon Corp. 6.25%, 9/30/2040	240	346
Athene Global Funding
0.95%, 1/8/2024 (a)	1,365	1,361
2.75%, 6/25/2024 (a)	630	653
2.50%, 1/14/2025 (a)	385	396
1.45%, 1/8/2026 (a)	1,770	1,747
2.95%, 11/12/2026 (a)	4,500	4,709
Berkshire Hathaway Finance Corp.
4.25%, 1/15/2049	4,410	5,479
2.85%, 10/15/2050	4,720	4,716
2.50%, 1/15/2051	2,255	2,114
Cincinnati Financial Corp. 6.13%, 11/1/2034	1,100	1,497
CNA Financial Corp. 3.95%, 5/15/2024	373	396
F&G Global Funding 1.75%, 6/30/2026 (a)	635	633
Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a)	406	528
Guardian Life Global Funding 3.40%, 4/25/2023 (a)	2,830	2,937
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	271	362
Intact US Holdings, Inc. 4.60%, 11/9/2022	800	826
Jackson National Life Global Funding
3.25%, 1/30/2024 (a)	575	602
3.88%, 6/11/2025 (a)	2,637	2,853
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (a)	2,550	2,891
Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (a)	475	542
Lincoln National Corp. 3.35%, 3/9/2025	1,100	1,169
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	1,207	1,332
Marsh & McLennan Cos., Inc. 2.75%, 1/30/2022	433	434
MassMutual Global Funding II
2.75%, 6/22/2024 (a)	2,000	2,089
2.95%, 1/11/2025 (a)	1,200	1,264
MetLife, Inc.
6.50%, 12/15/2032	700	981
4.13%, 8/13/2042	500	593
Metropolitan Life Global Funding I 3.05%, 6/17/2029 (a)	1,500	1,614
Metropolitan Life Insurance Co. 7.80%, 11/1/2025 (a)	1,650	2,018
New York Life Global Funding 3.00%, 1/10/2028 (a)	2,831	3,044
New York Life Insurance Co. 6.75%, 11/15/2039 (a)	303	460
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (b)	2,730	3,241
Principal Financial Group, Inc. 3.70%, 5/15/2029	605	671
Principal Life Global Funding II 3.00%, 4/18/2026 (a)	586	620
Protective Life Corp. 4.30%, 9/30/2028 (a)	700	802
Protective Life Global Funding 1.30%, 9/20/2026 (a)	1,500	1,469
Prudential Financial, Inc. 3.91%, 12/7/2047	2,259	2,668
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	184
Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (a)	1,420	1,492
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (b)	1,000	1,115
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	500	658
4.27%, 5/15/2047 (a)	800	987
Travelers Property Casualty Corp. 7.75%, 4/15/2026	700	879
W R Berkley Corp. 3.55%, 3/30/2052	2,535	2,801

		81,025

Internet & Direct Marketing Retail — 0.0% (h)
Amazon.com, Inc.
3.15%, 8/22/2027	2,000	2,153
3.10%, 5/12/2051	3,845	4,155

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	1,460	1,465

		7,773

IT Services — 0.4%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	5,085	5,034
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	5,125	5,002
CGI, Inc. (Canada) 1.45%, 9/14/2026 (a)	3,735	3,651
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	2,000	2,467
Gartner, Inc.
4.50%, 7/1/2028 (a)	1,645	1,710
3.63%, 6/15/2029 (a)	4,840	4,810
3.75%, 10/1/2030 (a)	5,320	5,306
Global Payments, Inc.
2.90%, 5/15/2030	4,500	4,557
2.90%, 11/15/2031	14,125	14,293
International Business Machines Corp. 4.00%, 6/20/2042	1,727	1,984
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	2,750	2,780
Square, Inc.
2.75%, 6/1/2026 (a)	2,591	2,578
3.50%, 6/1/2031 (a)	5,396	5,471
Visa, Inc.
4.15%, 12/14/2035	1,510	1,806
2.70%, 4/15/2040	1,500	1,532

		62,981

Leisure Products — 0.0% (h)
Mattel, Inc.
3.15%, 3/15/2023	1,427	1,434
3.38%, 4/1/2026 (a)	2,444	2,481
5.88%, 12/15/2027 (a)	1,145	1,219
3.75%, 4/1/2029 (a)	2,477	2,535

		7,669

Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	5,055	4,999
Thermo Fisher Scientific, Inc.
1.75%, 10/15/2028	1,880	1,848
2.60%, 10/1/2029	2,000	2,074

		8,921

Machinery — 0.1%
Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	2,480	2,561
Caterpillar, Inc. 3.80%, 8/15/2042	680	802
Colfax Corp. 6.38%, 2/15/2026 (a)	1,069	1,105
Otis Worldwide Corp. 2.06%, 4/5/2025	2,500	2,546
Parker-Hannifin Corp. 6.25%, 5/15/2038	440	607
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	2,865	2,913
Xylem, Inc. 1.95%, 1/30/2028	1,285	1,284

		11,818

Marine — 0.0% (h)
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	2,493	2,543

Media — 1.7%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	2,733	2,603
AMC Networks, Inc. 5.00%, 4/1/2024	1,032	1,037
Audacy Capital Corp. 6.50%, 5/1/2027 (a)	928	907
Charter Communications Operating LLC
2.25%, 1/15/2029	10,194	9,880
2.80%, 4/1/2031	4,300	4,262
3.50%, 6/1/2041	3,570	3,496
3.50%, 3/1/2042	5,945	5,752
3.70%, 4/1/2051	3,200	3,102
3.90%, 6/1/2052	1,700	1,718
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (a)	2,020	2,105
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (a)	8,392	8,476
Comcast Corp.
3.38%, 2/15/2025	5,150	5,459
4.40%, 8/15/2035	3,850	4,589
3.90%, 3/1/2038	12,489	14,275
3.25%, 11/1/2039	10,530	11,167
3.97%, 11/1/2047	1,115	1,293
4.00%, 3/1/2048	5,140	5,992
4.00%, 11/1/2049	135	157
3.45%, 2/1/2050	1,708	1,841
2.89%, 11/1/2051 (a)	1,112	1,087
2.45%, 8/15/2052	6,810	6,212
2.94%, 11/1/2056 (a)	4,818	4,682
2.65%, 8/15/2062	4,720	4,261
2.99%, 11/1/2063 (a)	3,177	3,070
Cox Communications, Inc.
1.80%, 10/1/2030 (a)	3,950	3,754
2.95%, 10/1/2050 (a)	2,790	2,670
CSC Holdings LLC
5.25%, 6/1/2024	4,373	4,544
5.50%, 4/15/2027 (a)	6,627	6,804
5.38%, 2/1/2028 (a)	4,127	4,215
6.50%, 2/1/2029 (a)	6,414	6,781
4.50%, 11/15/2031 (a)	2,571	2,487
Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	7,688	3,402
DIRECTV Holdings LLC 5.88%, 8/15/2027 (a)	3,366	3,425
Discovery Communications LLC 4.00%, 9/15/2055	5,855	6,268
DISH DBS Corp.
5.88%, 7/15/2022	2,694	2,728
5.00%, 3/15/2023	5,867	5,961
5.88%, 11/15/2024	9,892	10,004

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
7.75%, 7/1/2026	7,330	7,532
5.25%, 12/1/2026 (a)	9,195	9,107
5.75%, 12/1/2028 (a)	1,835	1,808
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	2,177	2,182
iHeartCommunications, Inc.
6.38%, 5/1/2026	2,900	3,002
8.38%, 5/1/2027	5,687	5,982
5.25%, 8/15/2027 (a)	4,358	4,423
Lamar Media Corp. 4.00%, 2/15/2030	5,400	5,400
Meredith Corp.
6.50%, 7/1/2025	1,896	2,017
6.88%, 2/1/2026	1,562	1,616
Midas OpCo Holdings LLC 5.63%, 8/15/2029 (a)	3,050	3,073
News Corp. 3.88%, 5/15/2029 (a)	4,172	4,100
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	8,365	8,679
4.75%, 11/1/2028 (a)	1,410	1,408
Outfront Media Capital LLC
6.25%, 6/15/2025 (a)	2,067	2,150
5.00%, 8/15/2027 (a)	3,861	3,892
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	3,970	3,945
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	5,585	5,068
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	3,180	3,274
4.00%, 7/15/2028 (a)	3,771	3,729
5.50%, 7/1/2029 (a)	6,862	7,279
4.13%, 7/1/2030 (a)	3,517	3,436
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	800	806
TEGNA, Inc.
4.63%, 3/15/2028	1,905	1,897
5.00%, 9/15/2029	1,525	1,529
Time Warner Cable LLC 7.30%, 7/1/2038	335	481
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	4,184	4,181
UPC Broadband Finco BV (Netherlands) 4.88%, 7/15/2031 (a)	1,563	1,579
ViacomCBS, Inc.
4.38%, 3/15/2043	2,405	2,723
5.85%, 9/1/2043	650	881
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (b)	1,234	1,228
Videotron Ltd. (Canada)
5.38%, 6/15/2024 (a)	3,057	3,268
5.13%, 4/15/2027 (a)	4,115	4,223

		286,364

Metals & Mining — 0.9%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	1,750	1,857
6.13%, 5/15/2028 (a)	3,845	4,095
Allegheny Technologies, Inc. 5.88%, 12/1/2027	3,660	3,810
Anglo American Capital plc (South Africa)
2.63%, 9/10/2030 (a)	3,056	2,987
3.95%, 9/10/2050 (a)	1,000	1,079
Arconic Corp.
6.00%, 5/15/2025 (a)	1,055	1,100
6.13%, 2/15/2028 (a)	7,065	7,346
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	2,508	2,649
5.88%, 6/1/2027	1,155	1,192
4.63%, 3/1/2029 (a)	4,374	4,404
Commercial Metals Co. 4.88%, 5/15/2023	2,566	2,651
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	5,053	5,236
Freeport-McMoRan, Inc.
3.88%, 3/15/2023	700	720
5.00%, 9/1/2027	2,165	2,252
4.13%, 3/1/2028	1,907	1,959
4.38%, 8/1/2028	2,508	2,615
4.25%, 3/1/2030	1,770	1,835
4.63%, 8/1/2030	17,231	18,194
5.40%, 11/14/2034	4,210	5,010
5.45%, 3/15/2043	9,208	11,348
Glencore Finance Canada Ltd. (Switzerland)
6.90%, 11/15/2037 (a)	100	139
5.55%, 10/25/2042 (a) (e)	4,045	5,116
Glencore Funding LLC (Australia)
4.63%, 4/29/2024 (a)	300	321
3.88%, 10/27/2027 (a)	4,000	4,297
2.50%, 9/1/2030 (a)	875	851
2.85%, 4/27/2031 (a)	9,210	9,158
2.63%, 9/23/2031 (a)	9,140	8,865
Indonesia Asahan Aluminium Persero PT (Indonesia) 6.53%, 11/15/2028 (a)	2,400	2,868
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	3,060	2,997
Novelis Corp.
3.25%, 11/15/2026 (a)	1,543	1,542
4.75%, 1/30/2030 (a)	4,610	4,654
3.88%, 8/15/2031 (a)	772	745
Nucor Corp.
4.00%, 8/1/2023	1,000	1,045
2.98%, 12/15/2055	1,910	1,924
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	2,000	2,680
Teck Resources Ltd. (Canada)
6.13%, 10/1/2035	1,915	2,487
5.40%, 2/1/2043	1,600	1,969
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	10,362	10,367
8.25%, 1/17/2034	5,880	8,059

		152,423

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Arbor Realty Trust, Inc.
REIT, 5.00%, 4/30/2026	5,000	5,017
Series QIB, REIT, 4.50%, 9/1/2026 (a)	19,500	19,543
Series QIB, REIT, 4.50%, 3/15/2027 (a)	30,000	29,439
ReadyCap Holdings LLC Series QIB, REIT, 4.50%, 10/20/2026 (a)	25,000	24,873

		78,872

Multiline Retail — 0.0% (h)
Dollar General Corp. 3.50%, 4/3/2030	1,351	1,470

Multi-Utilities — 0.2%
Ameren Corp. 3.50%, 1/15/2031	2,390	2,596
Ameren Illinois Co. 3.25%, 3/15/2050	3,950	4,295
Berkshire Hathaway Energy Co.
3.25%, 4/15/2028	800	861
6.13%, 4/1/2036	1,349	1,843
2.85%, 5/15/2051	7,740	7,527
Consolidated Edison Co. of New York, Inc.
Series 06-E, 5.70%, 12/1/2036	400	525
Series 2017, 3.88%, 6/15/2047	1,275	1,427
Series E, 4.65%, 12/1/2048	1,700	2,122
4.50%, 5/15/2058	808	1,016
Consumers Energy Co.
4.35%, 4/15/2049	500	640
4.35%, 8/31/2064	491	628
Dominion Energy, Inc.
Series F, 5.25%, 8/1/2033	785	972
7.00%, 6/15/2038	400	583
Series C, 4.90%, 8/1/2041	46	58
Puget Sound Energy, Inc.
5.76%, 7/15/2040	900	1,236
2.89%, 9/15/2051	1,320	1,357
San Diego Gas & Electric Co.
6.00%, 6/1/2026	685	812
6.00%, 6/1/2039	500	704
4.50%, 8/15/2040	249	307
Series UUU, 3.32%, 4/15/2050	4,780	5,143
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	5,000	5,032

		39,684

Oil, Gas & Consumable Fuels — 3.2%
AI Candelaria Spain SLU (Colombia) 7.50%, 12/15/2028 (g)	1,134	1,195
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	3,445	3,689
5.38%, 6/15/2029 (a)	2,910	2,942
Antero Resources Corp.
5.00%, 3/1/2025	500	503
7.63%, 2/1/2029 (a)	3,462	3,796
5.38%, 3/1/2030 (a)	2,215	2,284
Apache Corp.
4.63%, 11/15/2025	5,401	5,712
4.88%, 11/15/2027	236	251
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	610	676
Baytex Energy Corp. (Canada) 5.63%, 6/1/2024 (a)	1,032	1,027
BP Capital Markets America, Inc.
3.80%, 9/21/2025	1,500	1,627
3.41%, 2/11/2026	1,750	1,875
3.02%, 1/16/2027	1,325	1,397
3.94%, 9/21/2028	2,300	2,554
3.06%, 6/17/2041	7,320	7,385
3.00%, 2/24/2050	10,130	9,902
2.77%, 11/10/2050	4,090	3,863
2.94%, 6/4/2051	5,350	5,207
3.00%, 3/17/2052	3,040	2,981
BP Capital Markets plc (United Kingdom)
3.54%, 11/4/2024	1,800	1,913
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (b) (c) (d)	11,180	11,683
3.28%, 9/19/2027	2,988	3,194
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (c) (d)	13,870	14,928
Buckeye Partners LP
4.15%, 7/1/2023	2,500	2,556
4.13%, 12/1/2027	4,440	4,384
Cameron LNG LLC 3.70%, 1/15/2039 (a)	961	1,054
Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	2,603	2,892
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	1,435	1,599
5.13%, 6/30/2027	18,138	20,534
3.70%, 11/15/2029	7,000	7,474
2.74%, 12/31/2039 (a)	2,075	2,042
Cheniere Energy Partners LP
4.50%, 10/1/2029	3,750	3,942
4.00%, 3/1/2031 (a)	1,964	2,003
3.25%, 1/31/2032 (a)	3,355	3,259
Cheniere Energy, Inc. 4.63%, 10/15/2028	5,339	5,499
Chesapeake Energy Corp. 5.88%, 2/1/2029 (a)	1,480	1,569
Chevron USA, Inc.
3.25%, 10/15/2029	2,475	2,681
2.34%, 8/12/2050	6,310	5,846
CNX Resources Corp. 7.25%, 3/14/2027 (a)	4,250	4,487
Comstock Resources, Inc.
7.50%, 5/15/2025 (a)	2,928	3,001
6.75%, 3/1/2029 (a)	2,674	2,781
Continental Resources, Inc.
5.75%, 1/15/2031 (a)	878	1,023
2.88%, 4/1/2032 (a)	2,382	2,307

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Coterra Energy, Inc. 3.90%, 5/15/2027 (a)	2,910	3,155
Crestwood Midstream Partners LP 5.75%, 4/1/2025	3,090	3,099
DCP Midstream Operating LP
4.95%, 4/1/2022	522	522
5.38%, 7/15/2025	2,200	2,347
5.13%, 5/15/2029	1,725	1,913
6.75%, 9/15/2037 (a)	1,080	1,426
5.60%, 4/1/2044	480	571
Diamondback Energy, Inc. 3.25%, 12/1/2026	420	441
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	4,183	4,156
4.38%, 6/15/2031 (a)	875	870
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	2,470	2,605
5.88%, 5/28/2045	505	466
Energean Israel Finance Ltd. (Israel)
4.50%, 3/30/2024 (g)	2,428	2,425
4.88%, 3/30/2026 (g)	1,895	1,864
Energy Transfer LP
3.60%, 2/1/2023	1,146	1,173
4.25%, 3/15/2023	2,000	2,065
5.95%, 12/1/2025	464	529
4.75%, 1/15/2026	7,346	8,047
5.50%, 6/1/2027	2,478	2,834
5.80%, 6/15/2038	5,830	7,075
5.00%, 5/15/2050	5,000	5,745
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	500	639
EnLink Midstream Partners LP
4.15%, 6/1/2025	1,962	2,007
4.85%, 7/15/2026	1,665	1,708
5.60%, 4/1/2044	1,930	1,824
Enterprise Products Operating LLC
3.35%, 3/15/2023	1,252	1,286
3.70%, 2/15/2026	1,026	1,104
Series J, 5.75%, 3/1/2035	800	1,005
6.45%, 9/1/2040	375	527
5.95%, 2/1/2041	333	450
4.95%, 10/15/2054	330	414
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (b)	1,500	1,541
EQM Midstream Partners LP
4.75%, 7/15/2023	451	465
4.00%, 8/1/2024	5,979	6,144
6.00%, 7/1/2025 (a)	1,162	1,235
6.50%, 7/1/2027 (a)	1,410	1,523
4.50%, 1/15/2029 (a)	1,320	1,310
4.75%, 1/15/2031 (a)	1,320	1,333
EQT Corp.
6.63%, 2/1/2025 (e)	3,945	4,403
3.13%, 5/15/2026 (a)	1,750	1,749
3.90%, 10/1/2027	1,485	1,548
Equinor ASA (Norway) 7.15%, 11/15/2025	585	708
Exxon Mobil Corp.
2.99%, 3/19/2025	1,990	2,096
3.00%, 8/16/2039	11,405	11,753
3.10%, 8/16/2049	4,970	5,119
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	4,165	4,209
4.32%, 12/30/2039 (a)	1,280	1,350
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	1,700	1,670
Genesis Energy LP
6.25%, 5/15/2026	570	549
7.75%, 2/1/2028	1,314	1,285
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	1,090	1,102
2.60%, 10/15/2025 (a)	1,852	1,884
3.45%, 10/15/2027 (a)	1,465	1,527
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	2,144	2,165
Gulfport Energy Operating Corp.
6.63%, 5/1/2023 ‡ (f)	1,320	63
6.00%, 10/15/2024 ‡ (f)	2,737	130
6.38%, 1/15/2026 ‡ (f)	1,018	48
8.00%, 5/17/2026 (a)	1,496	1,608
Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	4,870	4,980
HollyFrontier Corp.
2.63%, 10/1/2023	2,025	2,072
5.88%, 4/1/2026	3,529	3,980
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (g)	1,090	1,144
6.50%, 6/30/2027 (g)	1,182	1,241
6.75%, 6/30/2030 (g)	680	708
Lundin Energy Finance BV (Netherlands) 2.00%, 7/15/2026 (a)	1,669	1,659
MEG Energy Corp. (Canada)
6.50%, 1/15/2025 (a)	1,785	1,805
7.13%, 2/1/2027 (a)	1,999	2,044
MPLX LP 5.20%, 3/1/2047	323	394
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	3,479	3,454
NGPL PipeCo LLC
3.25%, 7/15/2031 (a)	615	623
7.77%, 12/15/2037 (a)	615	875
NuStar Logistics LP
5.75%, 10/1/2025	2,071	2,188
6.00%, 6/1/2026	1,338	1,417
5.63%, 4/28/2027	3,294	3,364
6.38%, 10/1/2030	666	709
Occidental Petroleum Corp.
8.00%, 7/15/2025	1,533	1,745
5.88%, 9/1/2025	5,574	5,992
5.55%, 3/15/2026	1,000	1,069
8.50%, 7/15/2027	3,301	4,006
6.38%, 9/1/2028	1,488	1,696
3.50%, 8/15/2029	1,250	1,224
8.88%, 7/15/2030	1,887	2,478
6.63%, 9/1/2030	2,878	3,453
6.13%, 1/1/2031	1,563	1,821
7.88%, 9/15/2031	2,600	3,387

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ONEOK Partners LP 6.65%, 10/1/2036	1,465	1,953
ONEOK, Inc. 7.50%, 9/1/2023	3,050	3,336
PBF Holding Co. LLC
9.25%, 5/15/2025 (a)	514	480
6.00%, 2/15/2028	2,710	1,616
Petrobras Global Finance BV (Brazil) 5.50%, 6/10/2051	3,155	2,783
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (a)	5,000	4,859
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	2,600	2,744
5.35%, 2/12/2028	3,250	3,109
6.75%, 9/21/2047	395	323
7.69%, 1/23/2050	880	790
6.95%, 1/28/2060	2,667	2,180
Phillips 66 4.65%, 11/15/2034	1,000	1,167
Pioneer Natural Resources Co. 1.13%, 1/15/2026	2,000	1,947
Plains All American Pipeline LP 3.85%, 10/15/2023	1,495	1,556
Range Resources Corp.
5.00%, 3/15/2023	950	963
4.88%, 5/15/2025	3,645	3,718
8.25%, 1/15/2029 (a)	1,305	1,439
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	3,000	3,345
5.88%, 6/30/2026	26,130	30,048
5.00%, 3/15/2027	2,685	3,023
4.50%, 5/15/2030	8,185	9,259
Saudi Arabian Oil Co. (Saudi Arabia)
1.25%, 11/24/2023 (a)	200	200
1.63%, 11/24/2025 (a)	224	223
SM Energy Co.
6.75%, 9/15/2026	1,895	1,900
6.63%, 1/15/2027	1,293	1,299
Southwestern Energy Co.
4.10%, 3/15/2022	2,110	2,105
6.45%, 1/23/2025 (e)	801	869
7.75%, 10/1/2027	1,075	1,152
5.38%, 2/1/2029	3,640	3,749
5.38%, 3/15/2030	2,656	2,766
Spectra Energy Partners LP 4.50%, 3/15/2045	4,670	5,410
Sunoco LP
6.00%, 4/15/2027	3,353	3,475
4.50%, 5/15/2029	1,922	1,896
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	2,045	2,168
5.50%, 1/15/2028 (a)	4,445	4,339
6.00%, 12/31/2030 (a)	1,640	1,621
Targa Resources Partners LP
5.88%, 4/15/2026	2,440	2,528
5.38%, 2/1/2027	970	992
6.50%, 7/15/2027	1,730	1,840
5.00%, 1/15/2028	4,445	4,596
6.88%, 1/15/2029	900	997
5.50%, 3/1/2030	5,735	6,236
4.88%, 2/1/2031	2,890	3,100
4.00%, 1/15/2032 (a)	1,050	1,085
TerraForm Power Operating LLC
4.25%, 1/31/2023 (a)	1,872	1,886
5.00%, 1/31/2028 (a)	1,468	1,527
Texas Eastern Transmission LP 3.50%, 1/15/2028 (a)	375	403
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	4,700	4,805
3.46%, 7/12/2049	5,148	5,624
3.13%, 5/29/2050	6,746	6,967
Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026 (a)	1,150	1,254
Valero Energy Corp.
1.20%, 3/15/2024	2,840	2,827
2.15%, 9/15/2027	900	897
Western Midstream Operating LP
4.00%, 7/1/2022	1,155	1,158
5.30%, 2/1/2030 (e)	3,345	3,600
Williams Cos., Inc. (The) 5.40%, 3/4/2044	3,250	4,061

		524,047

Personal Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	5,085	5,301
Estee Lauder Cos., Inc. (The) 3.13%, 12/1/2049	1,800	1,979
Natura Cosmeticos SA (Brazil) 4.13%, 5/3/2028 (a)	1,548	1,469

		8,749

Pharmaceuticals — 0.9%
AstraZeneca plc (United Kingdom) 2.13%, 8/6/2050	8,870	7,915
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	4,654	4,875
8.50%, 1/31/2027 (a)	9,909	10,190
Bausch Health Cos., Inc.
6.13%, 4/15/2025 (a)	2,852	2,881
5.50%, 11/1/2025 (a)	9,362	9,462
5.75%, 8/15/2027 (a)	6,090	6,203
5.00%, 1/30/2028 (a)	5,750	5,113
4.88%, 6/1/2028 (a)	10,768	10,606
5.00%, 2/15/2029 (a)	6,355	5,449
5.25%, 1/30/2030 (a)	1,188	1,019
5.25%, 2/15/2031 (a)	1,251	1,074
Bristol-Myers Squibb Co.
2.90%, 7/26/2024	1,942	2,031
1.45%, 11/13/2030	3,185	3,039
4.13%, 6/15/2039	5,998	7,128
2.35%, 11/13/2040	4,000	3,785
5.00%, 8/15/2045	2,731	3,671
Elanco Animal Health, Inc. 5.90%, 8/28/2028 (e)	2,425	2,774
Jazz Securities DAC 4.38%, 1/15/2029 (a)	6,679	6,805
Organon & Co.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.13%, 4/30/2028 (a)	3,906	3,897
5.13%, 4/30/2031 (a)	4,030	4,116
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	4,135	4,169
Pfizer, Inc.
2.75%, 6/3/2026	1,500	1,592
3.45%, 3/15/2029	495	546
2.63%, 4/1/2030	2,000	2,096
4.10%, 9/15/2038	3,000	3,586
3.90%, 3/15/2039	2,960	3,469
4.30%, 6/15/2043	4,000	4,960
Pharmacia LLC 6.60%, 12/1/2028 (e)	745	976
Royalty Pharma plc
1.20%, 9/2/2025	645	632
1.75%, 9/2/2027	645	631
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	500	529
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	2,800	3,296
2.05%, 3/31/2030	10,000	9,720
3.03%, 7/9/2040	1,600	1,626
3.18%, 7/9/2050	750	767
Zoetis, Inc. 2.00%, 5/15/2030	2,000	1,967

		142,595

Real Estate Management & Development — 0.1%
Country Garden Holdings Co. Ltd. (China) 3.13%, 10/22/2025 (g)	1,500	1,335
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	5,084	5,152
5.00%, 3/1/2031	1,300	1,328
Mitsui Fudosan Co. Ltd. (Japan) 2.95%, 1/23/2023 (a)	2,480	2,537
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)
3.13%, 3/20/2022 (a)	579	582
3.88%, 3/20/2027 (a)	603	661
RKPF Overseas Ltd. (China) 6.00%, 9/4/2025 (g)	1,500	1,358

		12,953

Road & Rail — 0.5%
Avis Budget Car Rental LLC 5.75%, 7/15/2027 (a)	2,324	2,411
Burlington Northern Santa Fe LLC
7.08%, 5/13/2029	100	133
6.15%, 5/1/2037	750	1,081
4.38%, 9/1/2042	2,510	3,109
4.15%, 4/1/2045	5,000	6,091
3.55%, 2/15/2050	1,929	2,195
Canadian Pacific Railway Co. (Canada)
2.45%, 12/2/2031	3,970	4,018
3.00%, 12/2/2041	2,000	2,036
3.10%, 12/2/2051	3,980	4,094
CSX Corp.
3.25%, 6/1/2027	1,283	1,378
2.50%, 5/15/2051	4,630	4,300
Empresa de Transporte de Pasajeros Metro SA (Chile) 5.00%, 1/25/2047 (g)	2,400	2,763
ERAC USA Finance LLC
3.30%, 10/15/2022 (a)	200	205
2.70%, 11/1/2023 (a)	470	483
7.00%, 10/15/2037 (a)	291	432
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	2,110	2,080
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	460	484
Kansas City Southern 3.50%, 5/1/2050	6,185	6,712
Norfolk Southern Corp.
2.90%, 2/15/2023	462	471
3.05%, 5/15/2050	4,405	4,481
4.05%, 8/15/2052	1,000	1,215
Penske Truck Leasing Co. LP
4.13%, 8/1/2023 (a)	1,767	1,853
1.20%, 11/15/2025 (a)	2,165	2,125
SMBC Aviation Capital Finance DAC (Ireland)
3.00%, 7/15/2022 (a)	650	658
4.13%, 7/15/2023 (a)	1,100	1,152
Uber Technologies, Inc.
7.50%, 5/15/2025 (a)	2,710	2,856
4.50%, 8/15/2029 (a)	2,300	2,277
Union Pacific Corp. 3.55%, 8/15/2039	13,101	14,667
XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	4,456	4,633

		80,393

Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	2,313	2,449
ams AG (Austria) 7.00%, 7/31/2025 (a)	3,195	3,366
Broadcom, Inc.
4.11%, 9/15/2028	2,750	3,008
2.45%, 2/15/2031 (a)	2,727	2,625
3.14%, 11/15/2035 (a)	798	784
Intel Corp.
3.25%, 11/15/2049	1,700	1,810
3.10%, 2/15/2060	700	716
KLA Corp. 3.30%, 3/1/2050	783	849
Marvell Technology, Inc. 2.45%, 4/15/2028	2,080	2,094
Microchip Technology, Inc.
0.97%, 2/15/2024 (a)	2,090	2,071
4.25%, 9/1/2025	916	951
NXP BV (China) 3.25%, 5/11/2041 (a)	11,555	11,770
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	6,872	6,992
QUALCOMM, Inc. 3.25%, 5/20/2050	3,500	3,899

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Texas Instruments, Inc.
2.90%, 11/3/2027	1,000	1,074
2.25%, 9/4/2029	1,800	1,860
3.88%, 3/15/2039	1,620	1,941
4.15%, 5/15/2048	300	384
TSMC Arizona Corp. (Taiwan)
3.13%, 10/25/2041	8,081	8,484
3.25%, 10/25/2051	3,787	4,081

		61,208

Software — 0.6%
CDK Global, Inc.
4.88%, 6/1/2027	1,675	1,725
5.25%, 5/15/2029 (a)	1,939	2,051
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	5,369	5,278
Intuit, Inc. 0.95%, 7/15/2025	2,850	2,816
Microsoft Corp.
3.50%, 2/12/2035	1,500	1,722
3.45%, 8/8/2036	953	1,095
2.92%, 3/17/2052	2,029	2,161
NCR Corp.
5.75%, 9/1/2027 (a)	2,000	2,073
5.00%, 10/1/2028 (a)	763	771
5.13%, 4/15/2029 (a)	3,534	3,571
6.13%, 9/1/2029 (a)	7,075	7,499
Nuance Communications, Inc. 5.63%, 12/15/2026	4,568	4,706
Open Text Corp. (Canada) 5.88%, 6/1/2026 (a)	2,996	3,084
Oracle Corp.
2.50%, 4/1/2025	2,750	2,831
2.30%, 3/25/2028	3,445	3,464
4.30%, 7/8/2034	567	641
3.90%, 5/15/2035	1,545	1,681
3.85%, 7/15/2036	1,756	1,910
3.80%, 11/15/2037	7,875	8,390
3.65%, 3/25/2041	3,450	3,589
4.13%, 5/15/2045	5,300	5,798
3.95%, 3/25/2051	1,460	1,573
salesforce.com, Inc. 3.70%, 4/11/2028	1,100	1,227
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	5,010	5,207
VMware, Inc. 4.65%, 5/15/2027	20,695	23,387

		98,250

Specialty Retail — 0.5%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	3,700	3,708
4.75%, 3/1/2030	1,235	1,238
Bath & Body Works, Inc.
5.25%, 2/1/2028	769	825
7.50%, 6/15/2029	3,894	4,339
6.88%, 11/1/2035	450	540
6.75%, 7/1/2036	2,235	2,671
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	2,970	2,842
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	4,555	4,506
Home Depot, Inc. (The) 3.50%, 9/15/2056	4,200	4,801
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	405	422
3.88%, 6/1/2029 (a)	1,980	2,003
4.38%, 1/15/2031 (a)	1,660	1,733
Lowe’s Cos., Inc.
3.13%, 9/15/2024	665	701
2.50%, 4/15/2026	3,000	3,117
3.65%, 4/5/2029	872	959
2.80%, 9/15/2041	6,310	6,174
3.70%, 4/15/2046	5,000	5,562
O’Reilly Automotive, Inc.
3.60%, 9/1/2027	185	202
1.75%, 3/15/2031	1,145	1,090
Penske Automotive Group, Inc. 3.75%, 6/15/2029	5,210	5,080
PetSmart, Inc. 4.75%, 2/15/2028 (a)	9,307	9,420
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	3,120	3,127
Staples, Inc.
7.50%, 4/15/2026 (a)	9,915	9,844
10.75%, 4/15/2027 (a)	5,981	5,443

		80,347

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
3.25%, 2/23/2026	372	398
2.20%, 9/11/2029	4,125	4,203
3.45%, 2/9/2045	8,744	9,800
3.75%, 9/12/2047	6,500	7,735
3.75%, 11/13/2047	1,000	1,190
2.85%, 8/5/2061	10,955	11,037
Dell International LLC 4.90%, 10/1/2026	1,630	1,841
Seagate HDD Cayman
3.13%, 7/15/2029 (a)	2,205	2,099
4.13%, 1/15/2031	2,250	2,267
Western Digital Corp. 4.75%, 2/15/2026	2,907	3,139
Xerox Corp. 4.38%, 3/15/2023 (e)	2,232	2,285

		45,994

Textiles, Apparel & Luxury Goods — 0.0% (h)
Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	1,908	2,037
William Carter Co. (The)
5.50%, 5/15/2025 (a)	1,000	1,039
5.63%, 3/15/2027 (a)	3,880	3,995

		7,071

Thrifts & Mortgage Finance — 0.3%
BPCE SA (France)
5.15%, 7/21/2024 (a)	12,810	13,958
2.38%, 1/14/2025 (a)	2,260	2,305
1.00%, 1/20/2026 (a)	2,760	2,681
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	13,230	13,076
3.38%, 12/2/2026	250	268

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.50%, 10/23/2027 (a)	1,100	1,165
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (b)	2,015	1,935
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (b)	7,910	7,935
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	4,510	4,657
Nationwide Building Society (United Kingdom) 1.00%, 8/28/2025 (a)	555	544
Radian Group, Inc. 4.50%, 10/1/2024	1,286	1,343
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,715	1,671
3.63%, 3/1/2029 (a)	2,936	2,871
3.88%, 3/1/2031 (a)	2,441	2,409
4.00%, 10/15/2033 (a)	582	570

		57,388

Tobacco — 0.6%
Altria Group, Inc.
3.40%, 5/6/2030	7,750	8,009
2.45%, 2/4/2032	4,000	3,766
3.40%, 2/4/2041	9,825	9,092
3.88%, 9/16/2046	5,585	5,461
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	26,716	27,957
2.26%, 3/25/2028	275	269
4.39%, 8/15/2037	33,979	36,080
Philip Morris International, Inc.
4.38%, 11/15/2041	4,073	4,661
4.13%, 3/4/2043	5,000	5,578

		100,873

Trading Companies & Distributors — 0.4%
Air Lease Corp.
2.30%, 2/1/2025	1,000	1,015
3.25%, 3/1/2025	242	252
3.38%, 7/1/2025	3,860	4,046
2.88%, 1/15/2026	2,617	2,686
1.88%, 8/17/2026	2,345	2,309
3.25%, 10/1/2029	1,020	1,043
Aviation Capital Group LLC
5.50%, 12/15/2024 (a)	562	619
4.13%, 8/1/2025 (a)	1,950	2,077
1.95%, 1/30/2026 (a)	5,480	5,378
BOC Aviation Ltd. (Singapore)
2.75%, 9/18/2022 (a)	600	607
3.50%, 10/10/2024 (a)	370	390
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	4,870	5,039
Imola Merger Corp. 4.75%, 5/15/2029 (a)	8,116	8,163
International Lease Finance Corp. 8.63%, 1/15/2022	1,000	1,009
United Rentals North America, Inc.
4.88%, 1/15/2028	5,474	5,734
4.00%, 7/15/2030	6,000	6,113
3.88%, 2/15/2031	1,308	1,312
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	6,595	6,967
7.25%, 6/15/2028 (a)	2,300	2,501
WW Grainger, Inc. 4.60%, 6/15/2045	520	680

		57,940

Transportation Infrastructure — 0.0% (h)
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	1,300	1,368
Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	635	634

		2,002

Water Utilities — 0.0% (h)
American Water Capital Corp.
3.85%, 3/1/2024	680	718
3.45%, 6/1/2029	620	676

		1,394

Wireless Telecommunication Services — 0.5%
America Movil SAB de CV (Mexico)
3.13%, 7/16/2022	1,266	1,281
4.38%, 4/22/2049	439	541
Empresa Nacional de Telecomunicaciones SA (Chile) 3.05%, 9/14/2032 (a)	3,347	3,205
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	6,628	7,357
Sprint Corp.
7.88%, 9/15/2023	3,143	3,453
7.13%, 6/15/2024	7,061	7,912
7.63%, 2/15/2025	5,843	6,690
7.63%, 3/1/2026	11,153	13,175
T-Mobile USA, Inc.
1.50%, 2/15/2026	5,740	5,664
2.25%, 2/15/2026	1,024	1,012
4.75%, 2/1/2028	5,290	5,526
3.88%, 4/15/2030	10,716	11,646
2.25%, 11/15/2031	5,500	5,282
4.38%, 4/15/2040	7,650	8,687
3.60%, 11/15/2060 (a)	3,000	2,986

		84,417

TOTAL CORPORATE BONDS (Cost $6,005,249)		6,082,170

ASSET-BACKED SECURITIES -13.0%
ACC Trust
Series 2019-2, Class B, 3.63%, 8/21/2023 (a)	10,566	10,636
Series 2021-1, Class C, 2.08%, 12/20/2024 (a)	9,100	9,042
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	7,800	7,719
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 ‡ (a)	2,279	2,374

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Accelerated LLC Series 2021-1H, Class D, 3.58%, 10/20/2040 ‡ (a)	9,404		9,399
Affirm Asset Securitization Trust Series 2021-A, Class C, 1.66%, 8/15/2025 ‡ (a)	700		702
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	3,795		3,855
Series 2017-1, Class B, 3.70%, 1/15/2026 (a)	2,825		2,741
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	2,991		3,044
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	835		869
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	1,874		1,928
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	1,017		995
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (a) (e)	15,963		15,877
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	787		799
Series 2016-3, Class AA, 3.00%, 10/15/2028	1,937		1,964
Series 2017-1, Class AA, 3.65%, 2/15/2029	1,998		2,109
American Credit Acceptance Receivables Trust
Series 2020-2, Class B, 2.48%, 9/13/2024 (a)	728		731
Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	1,023		1,053
American Homes 4 Rent Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	1,250		1,348
American Homes 4 Rent Trust
Series 2014-SFR3, Class D, 5.04%, 12/17/2036 ‡ (a)	5,000		5,284
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	17,745		19,316
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 ‡ (a)	2,250		2,444
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (a)	18,630		20,509
American Tower Trust #1 REIT, 3.07%, 3/15/2023 (a)	3,135		3,138
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D, 3.42%, 4/18/2023	9,772		9,787
Series 2017-4, Class D, 3.08%, 12/18/2023	20,124		20,367
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	30,000		30,300
Series 2020-SFR2, Class G, 4.00%, 7/17/2037 ‡ (a)	5,500		5,503
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 ‡ (a)	16,035		16,549
Series 2020-SFR2, Class H, 5.25%, 7/17/2037 ‡ (a)	12,500		12,795
Series 2020-SFR3, Class F, 3.55%, 9/17/2037 ‡ (a)	12,179		12,050
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 ‡ (a)	23,000		22,556
Series 2020-SFR4, Class F, 2.86%, 11/17/2037 ‡ (a)	20,000		19,545
Series 2021-SFR2, Class F1, 3.28%, 8/17/2038 ‡ (a)	13,000		12,798
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 ‡ (a)	6,115		6,000
Series 2019-SFR1, Class F, 3.87%, 1/19/2039 ‡ (a)	19,690		19,663
Series 2019-SFR1, Class G, 4.86%, 1/19/2039 ‡ (a)	7,875		8,041
Series 2019-SFR1, Class H, 6.04%, 1/19/2039 ‡ (a)	7,875		8,278
Aqua Finance Trust
Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	2,376		2,426
Series 2019-A, Class B, 3.47%, 7/16/2040 ‡ (a)	19,000		19,408
Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡ (a)	4,250		4,410
BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028 ‡	—	(j)	—	(j)
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 2.92%, 6/25/2043 ‡ (k)	151		158
British Airways Pass-Through Trust (United Kingdom)
Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	1,326		1,386
Series 2019-1, Class A, 3.35%, 6/15/2029 (a)	1,354		1,343
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	645		674
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	1,926		1,957
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	538		553
Business Jet Securities LLC
Series 2019-1, Class C, 6.95%, 7/15/2034 ‡ (a)	6,437		6,610
Series 2020-1A, Class B, 3.97%, 11/15/2035 ‡ (a)	11,364		11,514
Series 2020-1A, Class C, 7.14%, 11/15/2035 ‡ (a)	7,477		7,725
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	10,069		10,071
Series 2021-1A, Class C, 5.07%, 4/15/2036 ‡ (a)	8,190		8,230
BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034 ‡ (a)	2,109		2,184

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	9,275	9,561
Series 2017-SFR1, Class A, 5.50%, 6/5/2027 ‡ (a)	20,767	21,591
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (a)	19,008	19,757
CarMax Auto Owner Trust Series 2018-1, Class D, 3.37%, 7/15/2024	2,732	2,751
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	5,773	5,842
CARS-DB4 LP
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	4,737	5,059
Series 2020-1A, Class B2, 4.52%, 2/15/2050 ‡ (a)	8,960	9,242
Series 2020-1A, Class B3, 4.95%, 2/15/2050 ‡ (a)	9,990	10,352
Carvana Auto Receivables Trust
Series 2019-1A, Class C, 3.50%, 2/15/2024 (a)	5,693	5,722
Series 2019-1A, Class D, 3.88%, 10/15/2024 (a)	7,500	7,654
Series 2020-N1A, Class B, 2.01%, 3/17/2025 (a)	24,992	25,129
Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	9,750	10,250
Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	5,000	5,177
Cascade MH Asset Trust Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (k)	17,000	16,818
Centex Home Equity Loan Trust Series 2001-B, Class A6, 6.36%, 7/25/2032 ‡	26	26
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	1,917
Consumer Receivables Asset Investment Trust Series 2021-1, Class A1X, 3.18%, 3/24/2023 (a) (k)	22,100	22,050
COOF Securitization Trust Ltd. Series 2014-1, Class A, IO, 3.67%, 6/25/2040 ‡ (a) (k)	3,021	256
CoreVest American Finance Trust
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	5,338	5,594
Series 2020-2, Class B, 4.24%, 5/15/2052 ‡ (a) (k)	8,345	9,004
CPS Auto Receivables Trust
Series 2018-A, Class D, 3.66%, 12/15/2023 (a)	1,039	1,046
Series 2018-D, Class D, 4.34%, 9/16/2024 (a)	2,158	2,191
Series 2020-B, Class B, 2.11%, 4/15/2026 (a)	2,959	2,965
Credit Acceptance Auto Loan Trust
Series 2019-3A, Class C, 3.06%, 3/15/2029 (a)	10,500	10,766
Series 2020-1A, Class C, 2.59%, 6/15/2029 (a)	21,735	22,168
Series 2020-2A, Class C, 2.73%, 11/15/2029 (a)	4,895	4,993
Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	8,573	8,492
Crown Castle Towers LLC
3.72%, 7/15/2023 (a)	250	254
3.66%, 5/15/2025 (a)	2,805	2,940
CSMC Trust Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (k)	15,111	15,069
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 0.84%, 3/25/2034 ‡ (k)	31	31
Series 2004-1, Class M2, 0.92%, 3/25/2034 ‡ (k)	24	24
Series 2004-1, Class 3A, 0.65%, 4/25/2034 ‡ (k)	297	283
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 0.99%, 10/25/2034 (k)	232	230
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	19,300	18,970
Delta Air Lines Pass-Through Trust
Series 2019-1, Class AA, 3.20%, 4/25/2024	6,270	6,534
Series 2015-1, Class AA, 3.63%, 7/30/2027	3,145	3,336
Diamond Resorts Owner Trust
Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (a)	667	671
Series 2018-1, Class D, 5.90%, 1/21/2031 ‡ (a)	719	725
Series 2021-1A, Class D, 3.83%, 11/21/2033 ‡ (a)	9,026	9,054
Drive Auto Receivables Trust
Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	1,359	1,363
Series 2018-2, Class D, 4.14%, 8/15/2024	12,945	13,120
Series 2018-3, Class D, 4.30%, 9/16/2024	7,535	7,638
Series 2019-4, Class D, 2.70%, 2/16/2027	10,500	10,703
DT Auto Owner Trust
Series 2018-1A, Class D, 3.81%, 12/15/2023 (a)	461	461
Series 2019-2A, Class D, 3.48%, 2/18/2025 (a)	19,000	19,485
Series 2019-4A, Class D, 2.85%, 7/15/2025 (a)	2,500	2,560
Series 2020-2A, Class C, 3.28%, 3/16/2026 (a)	5,000	5,148
Series 2020-3A, Class D, 1.84%, 6/15/2026 (a)	7,100	7,129

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
E3 (Cayman Islands)
Series 2019-1, Class A, 3.10%, 9/20/2055 (a)	7,412	7,509
Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (a)	3,745	3,761
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class A, 2.69%, 3/25/2030 (a)	7,756	7,865
Series 2019-A, Class C, 3.45%, 1/25/2034 ‡ (a)	2,150	2,148
Series 2021-A, Class D, 3.32%, 8/27/2035 ‡ (a)	3,668	3,646
Exeter Automobile Receivables Trust
Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	3,134	3,164
Series 2018-1A, Class D, 3.53%, 11/15/2023 (a)	8,356	8,468
Series 2017-2A, Class D, 6.39%, 2/15/2024 (a)	5,875	5,914
Series 2018-3A, Class D, 4.35%, 6/17/2024 (a)	17,255	17,586
Series 2020-2A, Class B, 2.08%, 7/15/2024 (a)	5,230	5,245
Series 2018-4A, Class D, 4.35%, 9/16/2024 (a)	22,670	23,211
Series 2020-2A, Class C, 3.28%, 5/15/2025 (a)	7,250	7,397
Series 2018-2A, Class E, 5.33%, 5/15/2025 (a)	7,000	7,296
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	3,500	3,685
Series 2020-3A, Class D, 1.73%, 7/15/2026	9,000	9,085
Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	14,185	14,509
Fifth Third Auto Trust Series 2019-1, Class A3, 2.64%, 12/15/2023	2,436	2,453
First Investors Auto Owner Trust
Series 2017-3A, Class C, 3.00%, 1/16/2024 (a)	1,088	1,091
Series 2017-3A, Class D, 3.44%, 3/15/2024 (a)	5,096	5,151
Series 2017-3A, Class E, 4.92%, 8/15/2024 (a)	1,300	1,326
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 ‡ (a)	3,500	3,566
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 ‡ (a)	10,000	9,782
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 ‡ (a)	10,267	10,048
Flagship Credit Auto Trust
Series 2017-1, Class D, 4.23%, 5/15/2023 (a)	345	345
Series 2017-4, Class C, 2.92%, 11/15/2023 (a)	866	867
Series 2017-1, Class E, 6.46%, 12/15/2023 (a)	3,500	3,509
Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	2,630	2,670
Series 2017-2, Class E, 5.55%, 7/15/2024 (a)	3,630	3,670
Series 2019-2, Class C, 3.09%, 5/15/2025 (a)	8,250	8,426
Series 2019-2, Class D, 3.53%, 5/15/2025 (a)	9,500	9,796
Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	5,000	5,192
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	99,185	105,323
Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 ‡ (a)	1,700	1,822
Series 2020-1A, Class C, 5.75%, 7/16/2040 ‡ (a)	4,650	5,019
Foursight Capital Automobile Receivables Trust
Series 2021-1, Class D, 1.32%, 3/15/2027 (a)	900	883
Series 2021-2, Class D, 1.92%, 9/15/2027 (a)	850	838
FRTKL Series 2021-SFR1, Class F, 3.17%, 9/17/2038 ‡ (a)	4,400	4,304
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 ‡ (k)	223	227
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 (a)	335	335
Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (k)	5,888	6,137
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	1,017	1,057
Series 2016-1A, Class B, 5.24%, 10/15/2052 ‡ (a)	755	793
Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	6,716	6,850
Harvest SBA Loan Trust Series 2021-1, Class A, 2.09%, 4/25/2048 (a) (k)	4,686	4,606
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 (a)	3,271	3,360
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	2,694	2,775
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (a)	154	154
Series 2016-4B, Class B, 9/20/2047 ‡ (a)	2,147	2,178
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 (a)	3,705	3,735

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
HERO Funding Trust (Cayman Islands)
Series 2015-3A, Class A, 4.28%, 9/20/2041 (a)	1,973	2,066
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	875	896
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	2,871	3,014
Series 2017-2A, Class A2, 4.07%, 9/20/2048 (a)	3,138	3,262
Hilton Grand Vacations Trust Series 2020-AA, Class C, 6.42%, 2/25/2039 ‡ (a)	6,232	6,833
Home Partners of America Trust Series 2019-2, Class E, 3.32%, 10/19/2039 ‡ (a)	9,456	9,235
KGS-Alpha SBA COOF Trust
Series 2012-4, Class A, IO, 1.20%, 9/25/2037 ‡ (a) (k)	6,269	107
Series 2012-2, Class A, IO, 0.95%, 8/25/2038 ‡ (a) (k)	3,645	73
Series 2013-2, Class A, IO, 2.14%, 3/25/2039 ‡ (a) (k)	3,745	145
Lakeview CDO LLC 2.83%, 11/10/2032 ‡ (k)	12,000	11,807
Lending Point Asset Securitization Trust Series 2020-1, Class C, 4.14%, 2/10/2026 ‡ (a)	2,588	2,598
Lendingpoint Asset Securitization Trust
Series 2021-A, Class C, 2.75%, 12/15/2028 ‡ (a)	12,684	12,579
Series 2021-B, Class C, 3.21%, 2/15/2029 ‡ (a)	10,000	9,907
LendingPoint Asset Securitization Trust Series 2021-1, Class B, 2.85%, 4/15/2027 ‡ (a)	13,636	13,755
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 4.34%, 12/15/2026 (a) (k)	15,000	15,563
Series 2020-VFN1, Class A2B1, 4.34%, 12/15/2026 (a) (k)	10,507	10,818
LFT CRE Ltd. (Cayman Islands)
Series 2021-FL1, Class D, 2.54%, 6/15/2039 ‡ (a) (k)	14,238	14,219
Series 2021-FL1, Class E, 3.04%, 6/15/2039 ‡ (a) (k)	12,500	12,485
LP LMS Asset Securitization Trust
Series 2020-1A, Class B, 5.24%, 2/10/2026 ‡ (a)	2,942	3,044
6.17%, 10/15/2028	7,398	7,680
Series 2021-2A, Class C, 3.85%, 1/15/2029 ‡ (a)	14,000	13,855
Mariner Finance Issuance Trust
Series 2021-AA, Class E, 5.40%, 3/20/2036 ‡ (a)	6,000	6,351
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	6,150	6,160
Marlette Funding Trust Series 2020-1A, Class B, 2.38%, 3/15/2030 ‡ (a)	10,851	10,895
Mercury Financial Credit Card Master Trust Series 2021-1A, Class C, 4.21%, 3/20/2026 (a)	10,000	10,075
Mid-State Capital Corp. Trust
Series 2005-1, Class A, 5.75%, 1/15/2040	72	76
Series 2005-1, Class M1, 6.11%, 1/15/2040 ‡	1,712	1,809
Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	1,010	1,053
Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	1,226	1,274
Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (a)	490	517
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 2.34%, 3/25/2033 ‡ (k)	176	176
MVW Owner Trust
Series 2019-1A, Class B, 3.00%, 11/20/2036 ‡ (a)	7,018	7,064
Series 2019-1A, Class C, 3.33%, 11/20/2036 ‡ (a)	2,963	2,992
New Century Home Equity Loan Trust
Series 2003-5, Class AI6, 6.00%, 11/25/2033 ‡ (e)	272	278
Series 2005-1, Class M1, 0.77%, 3/25/2035 ‡ (k)	221	221
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	11,092	11,133
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	26,000	26,000
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	11,629	11,696
Ocean Beach Spc (Cayman Islands) Series 2020-1I, Class A, 4.00%, 9/26/2022	3,920	3,936
Octane Receivables Trust Series 2019-1A, Class A, 3.16%, 9/20/2023 (a)	2,381	2,396
OL SP LLC
Series 2018, Class C, 4.25%, 5/15/2025 ‡	592	594
Series 2018, Class A, 4.16%, 2/9/2030	2,185	2,247
Series 2018, Class B, 4.61%, 2/9/2030 ‡	683	698
OneMain Direct Auto Receivables Trust Series 2018-1A, Class C, 3.85%, 10/14/2025 (a)	15,882	15,933
OneMain Financial Issuance Trust Series 2019-1A, Class E, 5.69%, 2/14/2031 ‡ (a)	16,475	16,595
Oportun Funding XIII LLC Series 2019-A, Class B, 3.87%, 8/8/2025 ‡ (a)	7,146	7,238
Oportun Issuance Trust Series 2021-B, Class B, 1.96%, 5/8/2031 ‡ (a)	6,320	6,309

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2021-B, Class C, 3.65%, 5/8/2031 ‡ (a)	8,461	8,491
Orange Lake Timeshare Trust
Series 2018-A, Class C, 3.74%, 11/8/2030 ‡ (a)	2,426	2,466
Series 2019-A, Class D, 4.93%, 4/9/2038 ‡ (a)	3,474	3,543
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (e)	27,854	27,743
Series 2021-NPL1, Class A2, 4.21%, 9/27/2060 (a) (e)	15,500	15,551
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 ‡ (a) (e)	15,000	14,905
Progress Residential
Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 ‡ (a)	7,330	7,236
Series 2021-SFR1, Class F, 2.76%, 4/17/2038 ‡ (a)	12,000	11,739
Progress Residential Trust
Series 2020-SFR3, Class F, 2.80%, 10/17/2027 ‡ (a)	10,000	9,887
Series 2020-SFR3, Class G, 4.11%, 10/17/2027 (a)	7,000	7,029
Series 2019-SFR4, Class E, 3.44%, 10/17/2036 ‡ (a)	8,180	8,192
Series 2020-SFR2, Class GREG, PO, 6/17/2037 (a)	19,442	17,084
Series 2020-SFR2, Class B, 2.58%, 6/17/2037 ‡ (a)	12,081	12,188
Series 2020-SFR2, Class C, 3.08%, 6/17/2037 ‡ (a)	9,097	9,219
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 ‡ (a)	9,656	9,860
Series 2021-SFR2, Class E2, 2.65%, 4/19/2038 ‡ (a)	15,150	15,041
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 ‡ (a)	24,695	24,194
Regional Management Issuance Trust Series 2021-1, Class D, 5.07%, 3/17/2031 ‡ (a)	2,100	2,120
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	1,259	1,302
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	1,386	1,407
Series 2017-2A, Class A, 3.22%, 9/22/2053 (a)	14,299	14,882
Santander Drive Auto Receivables Trust
Series 2018-1, Class D, 3.32%, 3/15/2024	6,275	6,310
Series 2019-1, Class C, 3.42%, 4/15/2025	1,165	1,167
Series 2019-2, Class D, 3.22%, 7/15/2025	28,260	28,894
Series 2021-2, Class D, 1.35%, 7/15/2027	13,400	13,350
Santander Prime Auto Issuance Notes Trust Series 2018-A, Class E, 5.04%, 9/15/2025 (a)	1,404	1,433
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	32,715	33,882
Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	10,750	11,144
Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	7,500	7,796
SCF Equipment Leasing LLC
Series 2019-2A, Class G, 6.00%, 10/20/2031 ‡ (a)	10,662	10,737
Series 2020-1A, Class G, 6.00%, 4/20/2032 ‡ (a)	2,993	3,009
Series 2021-1A, Class F, 5.52%, 8/20/2032 ‡ (a)	40,000	39,658
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.92%, 1/25/2036 ‡ (e)	149	151
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class C, 3.94%, 6/20/2035 ‡ (a)	3,154	3,214
Series 2019-1A, Class D, 4.75%, 1/20/2036 ‡ (a)	2,795	2,847
Series 2021-1A, Class D, 3.17%, 11/20/2037 ‡ (a)	6,934	6,889
Series 2021-2A, Class D, 3.23%, 9/20/2038 ‡ (a)	4,155	4,133
Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 0.17%, 6/25/2037 ‡ (k)	887	740
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	670	680
Spruce ABS Trust Series 2016-E1, Class B, 6.90%, 6/15/2028 ‡ (a)	6,007	6,188
Tidewater Auto Receivables Trust Series 2018-AA, Class D, 4.30%, 11/15/2024 (a)	2,214	2,215
Towd Point Mortgage Trust Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 ‡ (a) (e)	8,189	8,229
Tricolor Auto Securitization Trust
Series 2018-2A, Class D, 7.98%, 8/15/2022 (a)	8,226	8,225
Series 2020-1A, Class B, 8.25%, 11/15/2026 (a)	14,295	14,537
Tricon American Homes Trust Series 2019-SFR1, Class F, 3.75%, 3/17/2038 ‡ (a)	7,000	7,074
UAL Pass-Through Trust Series 2007-1, 6.64%, 7/2/2022	576	589
United Airlines Pass-Through Trust Series 2012-1, Class A, 4.15%, 4/11/2024	116	122

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2013-1, Class A, 4.30%, 8/15/2025	457	480
Series 2016-2, Class B, 3.65%, 10/7/2025	1,315	1,315
Series 2014-1, Class A, 4.00%, 4/11/2026	2,405	2,530
Series 2014-2, Class A, 3.75%, 9/3/2026	398	417
Series 2016-1, Class AA, 3.10%, 7/7/2028	1,073	1,112
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,419	1,436
Series 2016-2, Class A, 3.10%, 10/7/2028	792	792
Series 2018-1, Class AA, 3.50%, 3/1/2030	15,452	16,312
Series 2018-1, Class A, 3.70%, 3/1/2030	1,099	1,126
Series 2019-1, Class AA, 4.15%, 8/25/2031	1,377	1,518
Series 2019-1, Class A, 4.55%, 8/25/2031	1,641	1,771
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,741	1,759
US Auto Funding Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	7,000	6,998
US Auto Funding LLC Series 2019-1A, Class C, 5.34%, 3/15/2023 (a)	5,000	5,038
USASF Receivables LLC
Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	5,937	6,000
Series 2020-1A, Class C, 5.94%, 8/15/2024 (a)	4,000	4,132
VCAT LLC Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (e)	5,381	5,336
Verizon Owner Trust Series 2019-A, Class A1A, 2.93%, 9/20/2023	2,815	2,832
VM DEBT TRUST Series 2019-1, 9.50%, 5/31/2024	57,688	57,688
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (e)	22,580	22,529
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (e)	15,351	15,319
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (a) (e)	9,579	9,547
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (e)	33,158	33,070
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (e)	18,752	18,680
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (a)	4,077	4,146
Westgate Resorts LLC
Series 2018-1A, Class A, 3.38%, 12/20/2031 (a)	3,419	3,437
Series 2018-1A, Class B, 3.58%, 12/20/2031 ‡ (a)	2,562	2,580
Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡ (a)	12,381	12,943
World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	16,200	16,297
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	4,017	4,031

TOTAL ASSET-BACKED SECURITIES (Cost $2,123,226)		2,147,755

U.S. TREASURY OBLIGATIONS — 12.8%
U.S. Treasury Bonds
5.25%, 2/15/2029	2,500	3,171
4.50%, 5/15/2038	3,890	5,525
3.50%, 2/15/2039	85	108
4.50%, 8/15/2039	91,997	131,750
1.13%, 5/15/2040	42,248	37,472
4.38%, 5/15/2040	511	725
1.38%, 11/15/2040	65,620	60,509
4.75%, 2/15/2041	35,372	52,643
2.25%, 5/15/2041	47,273	50,316
4.38%, 5/15/2041	37,318	53,247
2.75%, 8/15/2042	9,000	10,389
2.75%, 11/15/2042	70,713	81,676
3.63%, 8/15/2043	17,780	23,408
3.75%, 11/15/2043	16,856	22,620
2.50%, 2/15/2045	53,620	60,073
3.00%, 5/15/2045	8,910	10,860
2.88%, 8/15/2045	45,620	54,607
2.75%, 11/15/2047	15,256	18,192
3.38%, 11/15/2048	54,695	73,325
2.38%, 11/15/2049	89,940	101,562
2.00%, 2/15/2050	144,765	151,257
1.88%, 2/15/2051	24,262	24,668
2.38%, 5/15/2051	175,911	199,522
U.S. Treasury Inflation Indexed Bonds 3.63%, 4/15/2028	1,000	2,273
U.S. Treasury Notes
2.13%, 6/30/2022 (l)	6,985	7,065
2.00%, 8/15/2025 (l)	11,953	12,385
1.63%, 5/15/2026	10,909	11,149
1.88%, 7/31/2026	147,103	152,131
1.13%, 2/28/2027	51,774	51,641
0.50%, 5/31/2027	53,861	51,801
1.25%, 3/31/2028	19,705	19,631
1.25%, 4/30/2028	50,460	50,243

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
1.63%, 5/15/2031	116,169		118,420
U.S. Treasury STRIPS Bonds
2.52%, 5/15/2022 (m)	7,390		7,387
4.62%, 11/15/2022 (m)	5,000		4,993
3.11%, 2/15/2023 (m)	225		224
2.17%, 8/15/2023 (m)	15		15
6.29%, 2/15/2028 (m)	2,615		2,404
2.30%, 5/15/2029 (m)	61,050		54,787
1.73%, 11/15/2030 (m)	15,252		13,284
2.55%, 5/15/2032 (m)	15,038		12,724
1.53%, 8/15/2032 (m)	20,025		16,856
1.98%, 5/15/2033 (m)	118,886		98,572
5.47%, 11/15/2033 (m)	24,367		19,988
1.04%, 8/15/2039 (m)	36,140		26,703
3.03%, 8/15/2040 (m)	30,000		20,836
2.95%, 8/15/2041 (m)	94,093		63,550
3.63%, 2/15/2042 (m)	10,721		7,162
3.37%, 5/15/2042 (m)	19,049		12,665
3.50%, 11/15/2042 (m)	7,855		5,150
2.26%, 11/15/2043 (m)	25,730		16,528
1.50%, 2/15/2050 (m)	34,240		20,602

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,029,493)			2,108,794

MORTGAGE-BACKED SECURITIES — 12.6%
FHLMC
Pool # 1G1861, ARM, 2.41%, 3/1/2036 (k)	29		30
Pool # 1J1380, ARM, 2.79%, 3/1/2036 (k)	27		29
Pool # 1J1393, ARM, 1.80%, 10/1/2036 (k)	37		39
Pool # 1J1657, ARM, 1.76%, 5/1/2037 (k)	2		2
Pool # 1Q0476, ARM, 2.06%, 10/1/2037 (k)	90		90
FHLMC Gold Pools, 15 Year
Pool # G13385, 5.50%, 11/1/2023	7		7
Pool # G13603, 5.50%, 2/1/2024	2		2
Pool # G13805, 5.50%, 12/1/2024	8		8
Pool # G14252, 5.50%, 12/1/2024	9		9
Pool # J14494, 4.00%, 2/1/2026	327		347
FHLMC Gold Pools, 20 Year
Pool # C91025, 7.00%, 1/1/2027	52		55
Pool # G30591, 6.00%, 2/1/2028	282		313
Pool # D98914, 4.00%, 1/1/2032	2,257		2,444
Pool # G31099, 4.00%, 1/1/2038	9,301		10,194
FHLMC Gold Pools, 30 Year
Pool # C80091, 6.50%, 1/1/2024	9		10
Pool # C80161, 7.50%, 6/1/2024	—	(j)	—	(j)
Pool # G00271, 7.00%, 9/1/2024	10		10
Pool # C80245, 7.50%, 10/1/2024	2		2
Pool # G00278, 7.00%, 11/1/2024	4		4
Pool # C00496, 7.50%, 2/1/2027	—	(j)	—	(j)
Pool # D81734, 7.00%, 8/1/2027	15		16
Pool # G00747, 8.00%, 8/1/2027	18		21
Pool # D86005, 7.00%, 2/1/2028	2		2
Pool # G02210, 7.00%, 12/1/2028	41		45
Pool # C21930, 6.00%, 2/1/2029	6		7
Pool # C00785, 6.50%, 6/1/2029	9		11
Pool # A27201, 6.50%, 3/1/2032	51		56
Pool # A13067, 4.00%, 9/1/2033	20		22
Pool # G60154, 5.00%, 2/1/2034	9,415		10,688
Pool # G60214, 5.00%, 7/1/2035	8,877		10,082
Pool # C02641, 7.00%, 10/1/2036	22		25
Pool # C02660, 6.50%, 11/1/2036	49		58
Pool # G06172, 5.50%, 12/1/2038	932		1,080
Pool # G06576, 5.00%, 9/1/2040	4,318		4,919
Pool # A96733, 4.50%, 2/1/2041	7,290		8,087
Pool # G06493, 4.50%, 5/1/2041	360		398
Pool # G61864, 5.50%, 6/1/2041	3,726		4,307
Pool # Q05956, 4.50%, 2/1/2042	1,241		1,372
Pool # Q11285, 3.50%, 9/1/2042	2,932		3,166
Pool # Q12174, 3.50%, 10/1/2042	3,660		3,954
Pool # G07239, 3.00%, 12/1/2042	3,315		3,515
Pool # Q13796, 3.50%, 12/1/2042	4,659		5,033

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # Q15767, 3.00%, 2/1/2043	2,714		2,864
Pool # Q33869, 4.00%, 6/1/2045	2,364		2,583
Pool # G61462, 4.00%, 7/1/2045	13,104		14,369
Pool # Q37784, 3.50%, 12/1/2045	1,988		2,131
Pool # Q39092, 4.00%, 2/1/2046	2,976		3,224
Pool # Q39412, 3.50%, 3/1/2046	857		913
Pool # Q40797, 3.50%, 5/1/2046	3,787		4,029
Pool # Q40905, 3.50%, 6/1/2046	122		129
Pool # Q40922, 3.50%, 6/1/2046	1,292		1,372
Pool # Q41602, 3.50%, 7/1/2046	636		671
Pool # Q42079, 3.50%, 7/1/2046	821		872
Pool # Q42657, 3.50%, 8/1/2046	6,371		6,789
Pool # Q42656, 4.00%, 8/1/2046	482		515
Pool # Q43241, 3.50%, 9/1/2046	5,378		5,712
Pool # Q43237, 4.00%, 9/1/2046	1,099		1,189
Pool # G61565, 4.50%, 4/1/2048	20,708		22,873
Pool # Z40179, 4.00%, 7/1/2048	8,491		9,092
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	3		3
Pool # B90491, 7.50%, 1/1/2032	126		140
Pool # U89009, 3.50%, 9/1/2032	427		458
Pool # U80074, 3.50%, 10/1/2032	1,436		1,532
Pool # G20028, 7.50%, 12/1/2036	178		198
Pool # U90690, 3.50%, 6/1/2042	1,373		1,475
Pool # U90975, 4.00%, 6/1/2042	301		328
Pool # U90230, 4.50%, 9/1/2042	1,298		1,435
Pool # U90281, 4.00%, 10/1/2042	656		709
Pool # U92021, 5.00%, 9/1/2043	1,200		1,335
Pool # U99076, 4.50%, 12/1/2043	3,142		3,504
Pool # U99084, 4.50%, 2/1/2044	2,633		2,919
Pool # U92996, 3.50%, 6/1/2045	203		214
Pool # U93026, 3.50%, 7/1/2045	813		873
Pool # U99134, 4.00%, 1/1/2046	3,539		3,860
Pool # U93155, 3.50%, 5/1/2046	790		849
Pool # U93158, 3.50%, 6/1/2046	339		359
Pool # U93167, 3.50%, 7/1/2046	716		767
Pool # U93172, 3.50%, 7/1/2046	1,062		1,145
FHLMC UMBS, 30 Year Pool # RA2008, 4.00%, 1/1/2050	11,762		12,677
FNMA
Pool # AM2292, ARM, 0.44%, 1/1/2023 (k)	1,078		1,076
Pool # 766610, ARM, 1.96%, 1/1/2034 (k)	22		23
Pool # 823660, ARM, 1.97%, 5/1/2035 (k)	68		68
Pool # 910181, ARM, 2.05%, 3/1/2037 (k)	25		26
Pool # 888304, ARM, 1.42%, 4/1/2037 (k)	1		1
Pool # 888750, ARM, 2.07%, 4/1/2037 (k)	40		42
Pool # 948208, ARM, 1.47%, 7/1/2037 (k)	27		28
Pool # 888620, ARM, 1.73%, 7/1/2037 (k)	24		24
FNMA UMBS, 15 Year
Pool # 890129, 6.00%, 12/1/2021	—	(j)	—	(j)
Pool # 949379, 6.00%, 8/1/2022	3		4
Pool # 890231, 5.00%, 7/1/2025	71		73
Pool # CA4723, 3.50%, 11/1/2034	7,248		7,697
FNMA UMBS, 20 Year
Pool # MA0602, 3.50%, 12/1/2030	136		144
Pool # BM3254, 4.00%, 1/1/2038	7,496		8,248
Pool # BM3566, 4.00%, 2/1/2038	8,051		8,863
Pool # CA1234, 4.00%, 2/1/2038	2,674		2,934
Pool # CA1238, 4.00%, 2/1/2038	2,891		3,200
FNMA UMBS, 30 Year
Pool # 250228, 9.00%, 4/1/2025	—	(j)	1
Pool # 328066, 8.50%, 10/1/2025	—	(j)	—	(j)

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 313692, 8.50%, 12/1/2025	1		1
Pool # 250854, 7.50%, 3/1/2027	—	(j)	1
Pool # 251569, 7.00%, 3/1/2028	1		1
Pool # 420165, 6.50%, 4/1/2028	22		25
Pool # 455598, 5.50%, 12/1/2028	8		9
Pool # 517656, 5.50%, 7/1/2029	8		9
Pool # 252570, 6.50%, 7/1/2029	11		13
Pool # 517679, 6.50%, 7/1/2029	42		47
Pool # 323866, 6.50%, 8/1/2029	9		10
Pool # 995656, 7.00%, 6/1/2033	116		134
Pool # AL6168, 5.00%, 9/1/2033	4,291		4,866
Pool # 725229, 6.00%, 3/1/2034	713		828
Pool # AA0918, 5.50%, 9/1/2034	131		150
Pool # 735503, 6.00%, 4/1/2035	70		80
Pool # 745948, 6.50%, 10/1/2036	11		13
Pool # AL0379, 8.00%, 12/1/2036	826		963
Pool # 995149, 6.50%, 10/1/2038	33		38
Pool # 995504, 7.50%, 11/1/2038	44		54
Pool # AC3237, 5.00%, 10/1/2039	384		437
Pool # AC4467, 4.50%, 12/1/2039	720		798
Pool # AE1526, 4.50%, 9/1/2040	1,151		1,262
Pool # AE3095, 4.50%, 9/1/2040	759		834
Pool # AE0681, 4.50%, 12/1/2040	3,183		3,518
Pool # AL0038, 5.00%, 2/1/2041	3,199		3,643
Pool # AX5292, 5.00%, 1/1/2042	14,183		16,169
Pool # BM1065, 5.50%, 2/1/2042	5,681		6,562
Pool # AL2059, 4.00%, 6/1/2042	11,360		12,626
Pool # AB7575, 3.00%, 1/1/2043	2,315		2,453
Pool # AR6380, 3.00%, 2/1/2043	3,209		3,400
Pool # 890564, 3.00%, 6/1/2043	4,162		4,414
Pool # AT5907, 4.00%, 6/1/2043	6,951		7,726
Pool # AS0214, 3.50%, 8/1/2043	7,040		7,657
Pool # AL6848, 5.00%, 6/1/2044	1,258		1,418
Pool # BA2343, 4.00%, 9/1/2045	2,766		3,017
Pool # BA1210, 3.50%, 5/1/2046	999		1,071
Pool # BA7485, 3.50%, 6/1/2046	797		848
Pool # BC2969, 3.50%, 6/1/2046	459		484
Pool # BD1371, 3.50%, 6/1/2046	1,513		1,612
Pool # BA7492, 4.00%, 6/1/2046	657		704
Pool # BC9368, 4.00%, 6/1/2046	3,153		3,415
Pool # BD1372, 4.00%, 6/1/2046	1,693		1,837
Pool # BD2956, 3.50%, 7/1/2046	5,875		6,250
Pool # BD5456, 3.50%, 8/1/2046	2,290		2,432
Pool # BM1169, 4.00%, 9/1/2046	11,172		12,400
Pool # BE0280, 3.50%, 10/1/2046	3,575		3,795
Pool # AS8335, 4.50%, 11/1/2046	5,724		6,222
Pool # BM1906, 4.00%, 5/1/2047	7,881		8,607
Pool # AS9811, 5.00%, 6/1/2047	2,639		2,929
Pool # BH7565, 4.00%, 8/1/2047	13,395		14,399
Pool # BM3500, 4.00%, 9/1/2047	6,218		6,781
Pool # CA0346, 4.50%, 9/1/2047	9,328		10,098
Pool # BH6687, 4.00%, 11/1/2047	1,803		1,925
Pool # BM3044, 4.00%, 11/1/2047	5,060		5,503
Pool # BE8347, 4.00%, 12/1/2047	736		787
Pool # BJ5254, 4.00%, 12/1/2047	4,924		5,274
Pool # BM3499, 4.00%, 12/1/2047	54,104		58,162
Pool # BJ5777, 4.50%, 12/1/2047	603		651
Pool # BH6689, 4.00%, 1/1/2048	1,056		1,127

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BJ7311, 4.00%, 1/1/2048	28,120	30,226
Pool # BJ8238, 4.00%, 1/1/2048	9,907	10,660
Pool # BJ8265, 4.00%, 1/1/2048	6,558	7,057
Pool # BK1008, 4.00%, 1/1/2048	1,740	1,877
Pool # BJ4617, 4.00%, 2/1/2048	5,453	5,953
Pool # BJ5772, 4.00%, 2/1/2048	6,178	6,601
Pool # BK1581, 4.00%, 2/1/2048	981	1,054
Pool # FM0035, 3.50%, 3/1/2048	8,706	9,258
Pool # BJ5803, 4.00%, 3/1/2048	5,639	6,025
Pool # BK1963, 4.00%, 3/1/2048	3,418	3,746
Pool # BM3665, 4.00%, 3/1/2048	19,881	21,649
Pool # BJ5789, 4.50%, 3/1/2048	1,846	1,982
Pool # BE2789, 4.00%, 4/1/2048	1,611	1,721
Pool # CA1710, 4.50%, 5/1/2048	4,668	5,029
Pool # BK5943, 5.00%, 6/1/2048	1,587	1,755
Pool # BK4130, 4.50%, 7/1/2048	226	242
Pool # BK6562, 4.50%, 7/1/2048	2,970	3,219
Pool # BK6589, 4.50%, 7/1/2048	1,672	1,794
Pool # BN0133, 4.00%, 8/1/2048	6,116	6,532
Pool # BK9292, 5.00%, 8/1/2048	4,769	5,274
Pool # CA4662, 3.50%, 9/1/2048	6,962	7,493
Pool # BN1312, 4.00%, 9/1/2048	15,024	16,047
Pool # 890863, 5.00%, 9/1/2048	21,457	24,392
Pool # BN0234, 5.00%, 9/1/2048	2,734	3,020
Pool # MA3496, 4.50%, 10/1/2048	3,323	3,578
Pool # BN0861, 5.00%, 10/1/2048	1,761	1,963
Pool # BK9556, 4.00%, 12/1/2048	3,770	4,056
Pool # BK1176, 5.00%, 1/1/2049	2,088	2,291
Pool # BK8748, 4.50%, 5/1/2049	10,068	10,874
Pool # BO2428, 3.50%, 7/1/2049	4,884	5,135
Pool # BO0592, 4.00%, 7/1/2049	1,687	1,812
FNMA, 30 Year Pool # CA2171, 4.00%, 8/1/2048	14,739	15,578
FNMA, Other
Pool # 470622, 2.75%, 3/1/2022	226	227
Pool # AM2285, 2.41%, 1/1/2023	3,312	3,352
Pool # AM2452, 2.44%, 2/1/2023	6,539	6,630
Pool # AM2859, 2.65%, 3/1/2023	3,900	3,982
Pool # AL3876, 2.73%, 6/1/2023 (k)	2,607	2,658
Pool # AM4170, 3.51%, 8/1/2023	15,000	15,504
Pool # AM5032, 3.64%, 12/1/2023	4,496	4,684
Pool # AN2363, 2.23%, 4/1/2024	3,637	3,717
Pool # AM6795, 3.05%, 9/1/2024	10,423	10,937
Pool # AM7290, 2.97%, 12/1/2024	3,973	4,163
Pool # AM7682, 2.84%, 1/1/2025	5,689	5,945
Pool # AM7795, 2.92%, 1/1/2025	9,660	10,133
Pool # AN1302, 2.93%, 1/1/2025	3,937	4,125
Pool # AM8090, 2.48%, 2/1/2025	9,115	9,455
Pool # AM8702, 2.73%, 4/1/2025	18,325	19,180
Pool # AM8674, 2.81%, 4/1/2025	18,640	19,559
Pool # AM8691, 2.64%, 6/1/2025	18,777	19,616
Pool # AM9942, 3.09%, 10/1/2025	11,000	11,689
Pool # AN0287, 2.95%, 11/1/2025	5,000	5,291
Pool # AN0707, 3.13%, 2/1/2026	8,343	8,902
Pool # AN1222, 2.78%, 4/1/2026	7,000	7,400
Pool # AN1413, 2.49%, 5/1/2026	9,568	10,005
Pool # AN1503, 2.62%, 5/1/2026	5,423	5,698
Pool # AN1221, 2.81%, 5/1/2026	4,000	4,236
Pool # AN1497, 2.61%, 6/1/2026	10,122	10,639
Pool # AN2193, 2.53%, 7/1/2026	5,597	5,865
Pool # AN2689, 2.20%, 10/1/2026	6,136	6,377

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AN4000, 3.00%, 12/1/2026	2,275	2,432
Pool # AL6937, 3.92%, 12/1/2026 (k)	4,812	5,242
Pool # AN4917, 3.13%, 3/1/2027	13,674	14,792
Pool # AN6318, 3.18%, 8/1/2027	8,500	9,011
Pool # BL3525, 2.60%, 9/1/2027	11,359	11,987
Pool # BL0497, 3.84%, 10/1/2027	4,752	5,312
Pool # AN1449, 2.97%, 4/1/2028	6,466	6,973
Pool # AN2005, 2.73%, 7/1/2028	10,370	11,092
Pool # 387807, 3.55%, 8/1/2028	11,451	12,796
Pool # AN2956, 2.44%, 10/1/2028	6,982	7,347
Pool # AN3685, 2.69%, 12/1/2028	15,076	16,102
Pool # AN4004, 3.27%, 12/1/2028	8,615	9,501
Pool # BL1040, 3.81%, 12/1/2028	16,000	18,211
Pool # BL0907, 3.88%, 12/1/2028	290	330
Pool # AN4154, 3.17%, 1/1/2029	16,836	18,508
Pool # AN4349, 3.35%, 1/1/2029	8,606	9,565
Pool # AN4344, 3.37%, 1/1/2029	16,683	18,458
Pool # AN1872, 2.90%, 5/1/2029	3,658	3,931
Pool # AN5677, 3.25%, 6/1/2029	9,450	10,421
Pool # BL3509, 2.66%, 8/1/2029	22,452	24,061
Pool # BL3491, 2.84%, 8/1/2029	15,900	17,033
Pool # 387883, 3.78%, 8/1/2030	16,369	18,821
Pool # AN9293, 3.71%, 9/1/2030	25,065	28,628
Pool # AN0198, 3.34%, 11/1/2030	3,916	4,355
Pool # AN1676, 2.99%, 5/1/2031	3,627	3,944
Pool # AN1953, 3.01%, 6/1/2031	1,853	2,017
Pool # AN1683, 3.03%, 6/1/2031	4,970	5,425
Pool # AN2308, 2.87%, 8/1/2031	8,560	9,305
Pool # AN2625, 2.50%, 10/1/2031	11,897	12,523
Pool # BL3368, 2.84%, 11/1/2031	4,475	4,860
Pool # BL6367, 1.82%, 4/1/2032	36,000	36,084
Pool # BL6302, 2.07%, 5/1/2032	15,158	15,456
Pool # AO7654, 3.50%, 5/1/2032	1,719	1,843
Pool # AO5230, 3.50%, 6/1/2032	983	1,053
Pool # AO7057, 3.50%, 6/1/2032	587	626
Pool # AO7746, 3.50%, 6/1/2032	118	124
Pool # AO8038, 3.50%, 7/1/2032	1,718	1,836
Pool # AP0645, 3.50%, 7/1/2032	1,940	2,080
Pool # AP0682, 3.50%, 7/1/2032	1,918	2,057
Pool # AP1314, 3.50%, 8/1/2032	2,019	2,164
Pool # AQ1534, 3.50%, 10/1/2032	591	633
Pool # AQ1607, 3.50%, 11/1/2032	431	462
Pool # 650236, 5.00%, 12/1/2032	10	10
Pool # AR7961, 3.50%, 3/1/2033	563	603
Pool # BL3453, 3.16%, 8/1/2033	14,690	16,264
Pool # 868763, 6.50%, 4/1/2036	6	6
Pool # 886320, 6.50%, 7/1/2036	17	18
Pool # AO6757, 4.00%, 6/1/2042	2,304	2,511
Pool # MA1125, 4.00%, 7/1/2042	1,464	1,586
Pool # MA1213, 3.50%, 10/1/2042	6,341	6,811
Pool # MA1283, 3.50%, 12/1/2042	944	1,014
Pool # MA1328, 3.50%, 1/1/2043	3,281	3,525
Pool # MA1404, 3.50%, 4/1/2043	1,812	1,946
Pool # MA1462, 3.50%, 6/1/2043	975	1,054
Pool # MA1463, 3.50%, 6/1/2043	2,528	2,715
Pool # MA1510, 4.00%, 7/1/2043	2,018	2,199
Pool # MA1546, 3.50%, 8/1/2043	4,017	4,314
Pool # AU8840, 4.50%, 11/1/2043	1,275	1,413

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # AV2613, 4.50%, 11/1/2043	2,871		3,150
Pool # MA1711, 4.50%, 12/1/2043	1,975		2,174
Pool # AL6167, 3.50%, 1/1/2044	13,983		15,019
Pool # MA2346, 3.50%, 6/1/2045	445		475
Pool # MA2462, 4.00%, 11/1/2045	3,420		3,712
Pool # MA2482, 4.00%, 12/1/2045	4,064		4,431
Pool # MA2519, 4.00%, 1/1/2046	3,747		4,066
Pool # BC0784, 3.50%, 4/1/2046	446		474
Pool # MA2593, 4.00%, 4/1/2046	9,245		10,084
Pool # MA2631, 4.00%, 5/1/2046	8,891		9,658
Pool # MA2658, 3.50%, 6/1/2046	2,636		2,831
Pool # MA2690, 3.50%, 7/1/2046	5,538		5,968
Pool # BF0090, 3.50%, 5/1/2056	27,138		29,547
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 2/25/2052 (n)	312,055		318,381
GNMA I, 15 Year Pool # 782933, 6.50%, 10/15/2023	4		4
GNMA I, 30 Year
Pool # 316247, 9.00%, 1/15/2022	—	(j)	—	(j)
Pool # 297656, 7.50%, 10/15/2022	—	(j)	—	(j)
Pool # 380930, 7.00%, 4/15/2024	—	(j)	—	(j)
Pool # 780029, 9.00%, 11/15/2024	—	(j)	—	(j)
Pool # 430999, 7.50%, 7/15/2026	4		4
Pool # 780481, 7.00%, 12/15/2026	1		2
Pool # 460982, 7.00%, 11/15/2027	1		1
Pool # 427295, 7.25%, 1/15/2028	9		10
Pool # 460759, 6.50%, 2/15/2028	24		26
Pool # 781118, 6.50%, 10/15/2029	23		27
Pool # 783867, 6.00%, 8/15/2036	2,325		2,725
Pool # AS4934, 4.50%, 5/15/2046	1,260		1,428
Pool # AT7538, 4.00%, 7/15/2046	4,711		5,173
Pool # AT7652, 4.00%, 8/15/2046	2,833		3,085
Pool # BM1819, 5.00%, 4/15/2049	3,829		4,441
GNMA II, 30 Year
Pool # 2056, 7.50%, 8/20/2025	1		1
Pool # 2270, 8.00%, 8/20/2026	1		1
Pool # 2285, 8.00%, 9/20/2026	14		15
Pool # 2379, 8.00%, 2/20/2027	1		1
Pool # 2397, 8.00%, 3/20/2027	—	(j)	—	(j)
Pool # 2445, 8.00%, 6/20/2027	6		7
Pool # 2457, 7.50%, 7/20/2027	16		18
Pool # 2538, 8.00%, 1/20/2028	2		2
Pool # 2581, 8.00%, 4/20/2028	—	(j)	—	(j)
Pool # 2619, 8.00%, 7/20/2028	1		1
Pool # 2633, 8.00%, 8/20/2028	1		1
Pool # 2714, 6.50%, 2/20/2029	3		3
Pool # 4901, 8.00%, 9/20/2031	209		238
Pool # 5020, 7.50%, 5/20/2032	114		128
Pool # 738210, 7.00%, 6/20/2032	223		249
Pool # 738062, 6.00%, 11/20/2032	238		263
Pool # 738059, 6.00%, 10/20/2033	120		132
Pool # 738049, 6.00%, 3/20/2035	182		200
Pool # 737987, 6.00%, 4/20/2036	207		228
Pool # 737975, 6.00%, 9/20/2036	32		35
Pool # 5034, 7.00%, 8/20/2038	51		57
Pool # 4245, 6.00%, 9/20/2038	62		71
Pool # 4930, 7.00%, 10/20/2038	273		323
Pool # 4964, 7.00%, 12/20/2038	49		51
Pool # 4872, 7.00%, 1/20/2039	313		359
Pool # 5072, 6.50%, 10/20/2039	79		91
Pool # 5218, 6.50%, 10/20/2039	122		140
Pool # AS8103, 3.50%, 6/20/2046	1,647		1,788

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AS8104, 3.75%, 6/20/2046	1,678	1,832
Pool # AS8105, 4.00%, 6/20/2046	1,111	1,244
Pool # AS8106, 3.50%, 7/20/2046	2,357	2,559
Pool # AS8107, 3.75%, 7/20/2046	2,864	3,126
Pool # AY0571, 4.50%, 11/20/2047	5,551	5,960
Pool # BB8791, 4.00%, 12/20/2047	5,281	5,818
Pool # BD6195, 4.00%, 1/20/2048	6,229	6,605
Pool # BE9507, 4.50%, 3/20/2048	2,706	2,932
Pool # BG2382, 4.50%, 3/20/2048	2,155	2,322
Pool # BA7568, 4.50%, 4/20/2048	7,008	7,540
Pool # BD0512, 5.00%, 4/20/2048	5,757	6,235
Pool # BD0532, 5.00%, 6/20/2048	6,616	7,161
Pool # BG3833, 4.50%, 7/20/2048	11,355	12,218
Pool # BD0549, 5.00%, 8/20/2048	5,690	6,152
Pool # BH9109, 4.50%, 10/20/2048	6,735	7,220
Pool # BJ7085, 5.00%, 12/20/2048	4,444	4,898
Pool # BK7188, 4.50%, 2/20/2049	4,970	5,369
Pool # BK7189, 5.00%, 2/20/2049	5,257	5,759
Pool # BN2622, 4.00%, 6/20/2049	9,358	10,101
Pool # BM9677, 4.50%, 6/20/2049	8,893	9,657
Pool # BM9683, 5.00%, 6/20/2049	8,297	9,117
Pool # BJ1310, 4.50%, 7/20/2049	7,480	8,228
Pool # BO2717, 4.50%, 7/20/2049	8,208	9,077
Pool # BO3146, 4.50%, 7/20/2049	3,776	4,164
Pool # BO3147, 4.50%, 7/20/2049	4,083	4,458
Pool # BO3157, 4.50%, 7/20/2049	3,200	3,525
Pool # BO3158, 4.50%, 7/20/2049	3,276	3,578
Pool # BO3159, 4.50%, 7/20/2049	1,698	1,818
Pool # BM9690, 5.00%, 7/20/2049	2,331	2,562
Pool # BM9701, 4.50%, 8/20/2049	17,924	19,139
Pool # MA7534, 2.50%, 8/20/2051	99,025	101,862
Pool # MA7649, 2.50%, 10/20/2051	24,056	24,746

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,009,409)		2,077,040

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.8%
20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035 ‡ (a) (k) 24,120		22,783
ACRE Commercial Mortgage Ltd. (Cayman Islands)
Series 2021-FL4, Class B, 1.49%, 12/18/2037 ‡ (a) (k)	1,570	1,564
Series 2021-FL4, Class C, 1.84%, 12/18/2037 ‡ (a) (k)	9,000	8,967
AREIT Trust
Series 2021-CRE5, Class C, 2.34%, 8/17/2026 ‡ (a) (k)	5,000	5,002
Series 2021-CRE5, Class D, 2.74%, 8/17/2026 (a) (k)	9,000	9,011
BAMLL Re-REMIC Trust
Series 2013-FRR2, Class B, PO, 9/26/2022 (a)	8,992	8,683
Series 2014-FRR4, Class BK29, PO, 4/27/2023 (a)	8,600	8,261
Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	14,650	13,637
Series 2016-FR13, Class A, 1.49%, 8/27/2045 (a) (k)	16,500	16,428
Series 2016-FR13, Class B, 1.99%, 8/27/2045 ‡ (a) (k)	10,308	10,266
Series 2014-FRR5, Class BK37, PO, 1/27/2047 (a)	10,000	9,385
Series 2014-FRR5, Class AK37, 2.45%, 1/27/2047 (a) (k)	15,570	15,453
Series 2014-FRR8, Class A, 2.27%, 11/26/2047 (a) (k)	12,000	11,811
Bancorp Commercial Mortgage Trust Series 2019-CRE6, Class D, 2.46%, 9/15/2036 ‡ (a) (k)	3,000	2,990
BANK Series 2019-BN19, Class A3, 3.18%, 8/15/2061	10,000	10,723
BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,400	10,045
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	13,922	14,470
Series 2012-SHOW, Class E, 4.16%, 11/5/2036 (a) (k)	12,692	10,815

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 1A1, 2.59%, 5/25/2052 (a) (k)	5,293	5,259
Series 2019-FRR1, Class 1A5, 4.29%, 5/25/2052 (a) (k)	2,924	2,914
BWAY Mortgage Trust Series 2013-1515, Class F, 4.06%, 3/10/2033 ‡ (a) (k)	5,000	5,032
BX
Series 2021-MFM1, Class E, 2.34%, 1/15/2034 ‡ (a) (k)	3,250	3,231
Series 2021-MFM1, Class F, 3.09%, 1/15/2034 ‡ (a) (k)	2,000	1,996
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 2/28/2025 ‡ (a)	11,000	9,418
Series 2021-FRR1, Class CK45, 1.63%, 2/28/2025 (a)	13,130	12,213
Series 2021-FRR1, Class CKW1, 1/29/2026 (a)	9,000	7,367
Series 2021-FRR1, Class BK54, 2/28/2026 (a)	22,530	18,174
Series 2021-FRR1, Class CK54, 2/28/2026 ‡ (a)	7,000	5,706
Series 2021-FRR1, Class DKW1, 2/28/2026 ‡ (a)	2,800	2,300
Series 2021-FRR1, Class BK98, 8/29/2029 (a)	7,000	4,998
Series 2021-FRR1, Class AK99, 9/29/2029 (a)	8,620	7,142
Series 2021-FRR1, Class BK99, 9/29/2029 ‡ (a)	15,300	10,058
Series 2021-FRR1, Class BK58, 2.51%, 9/29/2029 (a)	11,190	10,318
CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.36%, 12/15/2047 ‡ (a) (k)	5,000	4,985
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class A5, 2.72%, 2/15/2053	47,647	49,671
Commercial Mortgage Trust
Series 2013-WWP, Class A2, 3.42%, 3/10/2031 (a)	6,100	6,278
Series 2018-HOME, Class A, 3.94%, 4/10/2033 (a) (k)	23,900	25,991
Series 2020-CBM, Class D, 3.75%, 2/10/2037 ‡ (a) (k)	8,750	8,686
Series 2012-CR2, Class XA, IO, 1.77%, 8/15/2045 ‡ (k)	19,377	57
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	8,032	8,578
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	6,856	7,348
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.05%, 1/15/2049 ‡ (a) (k)	9,311	—	(j)
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESC, 4.38%, 10/15/2032 ‡ (a) (k)	19,159	18,890
Series 2015-C3, Class A4, 3.72%, 8/15/2048	12,304	13,135
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (a)	15,200	14,220
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN1, Class M2, 3.80%, 1/25/2051 (a) (k)	22,534	23,161
Series 2021-MN3, Class M1, 2.35%, 11/25/2051 (a) (k)	5,300	5,310
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ13, Class A2, 2.86%, 8/25/2022	3,481	3,525
Series KJ18, Class A2, 3.07%, 8/25/2022	3,492	3,516
Series KJ09, Class A2, 2.84%, 9/25/2022	1,079	1,091
Series KJ07, Class A2, 2.31%, 12/25/2022	7,923	8,032
Series K727, Class AM, 3.04%, 7/25/2024	10,471	10,965
Series K048, Class A2, 3.28%, 6/25/2025 (k)	13,500	14,399
Series KC02, Class A2, 3.37%, 7/25/2025	31,000	31,996
Series KS07, Class A2, 2.74%, 9/25/2025	21,600	22,602
Series KJ17, Class A2, 2.98%, 11/25/2025	9,851	10,338
Series K052, Class A2, 3.15%, 11/25/2025	3,791	4,046
Series KS06, Class A2, 2.72%, 7/25/2026	10,080	10,498
Series K058, Class AM, 2.72%, 8/25/2026 (k)	20,000	21,130
Series K061, Class AM, 3.44%, 11/25/2026 (k)	10,012	10,947
Series K063, Class AM, 3.51%, 1/25/2027 (k)	25,610	28,137
Series K065, Class A2, 3.24%, 4/25/2027	6,633	7,223
Series K065, Class AM, 3.33%, 5/25/2027	3,557	3,884
Series KJ26, Class A2, 2.61%, 7/25/2027	19,000	19,922
Series K069, Class A2, 3.19%, 9/25/2027 (k)	10,340	11,288
Series K070, Class A2, 3.30%, 11/25/2027 (k)	6,045	6,644
Series W5FX, Class AFX, 3.34%, 4/25/2028 (k)	9,910	10,829
Series KL05, Class X1P, IO, 1.02%, 6/25/2029 (k)	175,800	11,174
Series KS11, Class AFX2, 2.65%, 6/25/2029	50,000	51,523
Series KLU3, Class X1, IO, 2.08%, 1/25/2031 (k)	49,958	6,886
Series K152, Class A2, 3.08%, 1/25/2031	8,843	9,718

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K128, Class X3, IO, 2.89%, 4/25/2031 (k)	12,850	2,756
Series KX04, Class XFX, IO, 1.86%, 1/25/2034 (k)	205,455	19,784
Series K-1520, Class X3, IO, 3.20%, 4/25/2039 (k)	4,450	1,468
Series Q014, Class X, IO, 2.80%, 10/25/2055 (k)	23,289	5,403
FNMA ACES
Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,095	1,110
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (k)	4,084	4,263
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (k)	6,095	6,361
Series 2015-M1, Class A2, 2.53%, 9/25/2024	11,332	11,701
Series 2015-M7, Class A2, 2.59%, 12/25/2024	9,213	9,528
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (k)	11,700	12,200
Series 2015-M5, Class A1, 2.95%, 3/25/2025 (k)	16,007	16,568
Series 2015-M13, Class A2, 2.80%, 6/25/2025 (k)	1,546	1,615
Series 2016-M6, Class A2, 2.49%, 5/25/2026	9,100	9,505
Series 2016-M7, Class A2, 2.50%, 9/25/2026	8,469	8,645
Series 2017-M1, Class A2, 2.50%, 10/25/2026 (k)	9,117	9,506
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (k)	15,869	16,610
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (k)	8,406	9,040
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (k)	10,260	11,049
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (k)	30,000	32,185
Series 2018-M7, Class A2, 3.16%, 3/25/2028 (k)	30,256	32,835
Series 2018-M4, Class A2, 3.16%, 3/25/2028 (k)	10,470	11,322
Series 2018-M10, Class A2, 3.48%, 7/25/2028 (k)	20,853	22,972
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (k)	36,222	40,509
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (k)	57,380	64,315
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	9,390	9,316
Series 2020-M38, Class X2, IO, 2.11%, 11/25/2028 (k)	39,845	4,649
Series 2019-M7, Class A2, 3.14%, 4/25/2029	20,540	22,500
Series 2017-M5, Class A2, 3.22%, 4/25/2029 (k)	28,485	31,196
Series 2019-M12, Class A2, 2.89%, 6/25/2029 (k)	27,815	30,211
Series 2018-M3, Class A2, 3.19%, 2/25/2030 (k)	7,528	8,269
Series 2020-M50, Class A1, 0.67%, 10/25/2030	13,379	13,028
Series 2020-M50, Class A2, 1.20%, 10/25/2030	5,950	5,808
Series 2020-M50, Class X1, IO, 2.01%, 10/25/2030 (k)	97,283	10,107
FREMF Mortgage Trust
Series 2015-K720, Class B, 3.51%, 7/25/2022 (a) (k)	11,227	11,382
Series 2015-K720, Class C, 3.51%, 7/25/2022 (a) (k)	11,500	11,654
Series 2017-K727, Class C, 3.87%, 7/25/2024 (a) (k)	3,200	3,321
Series 2018-KL2B, Class CB, 3.83%, 1/25/2025 (a) (k)	18,173	18,974
Series 2018-KL3W, Class CW, 4.23%, 8/25/2025 (a) (k)	20,000	19,731
Series 2017-KL1P, Class BP, 3.48%, 10/25/2025 (a) (k)	13,282	13,087
Series 2018-KSL1, Class C, 3.96%, 11/25/2025 (a) (k)	17,034	16,501
Series 2018-KBX1, Class C, 3.69%, 1/25/2026 (a) (k)	7,500	6,456
Series 2018-KHG1, Class C, 3.94%, 12/25/2027 (a) (k)	33,219	32,930
Series 2019-KBF3, Class C, 4.84%, 1/25/2029 (a) (k)	26,000	26,073
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	11,614	11,483
Series 2019-KL05, Class BHG, 4.52%, 2/25/2029 (a) (k)	3,605	3,635
Series 2019-KW10, Class B, 3.75%, 10/25/2032 (a) (k)	9,170	9,476
Series 2013-K25, Class C, 3.74%, 11/25/2045 (a) (k)	4,156	4,246
Series 2014-K38, Class C, 4.79%, 6/25/2047 (a) (k)	4,750	5,046
Series 2014-K39, Class C, 4.28%, 8/25/2047 (a) (k)	7,000	7,409
Series 2015-K721, Class B, 3.67%, 11/25/2047 (a) (k)	2,585	2,632
Series 2014-K40, Class C, 4.21%, 11/25/2047 (a) (k)	8,542	9,007
Series 2015-K718, Class C, 3.64%, 2/25/2048 (a) (k)	4,100	4,107
Series 2015-K45, Class B, 3.71%, 4/25/2048 (a) (k)	8,920	9,399
Series 2015-K46, Class C, 3.82%, 4/25/2048 (a) (k)	3,545	3,665
Series 2015-K48, Class B, 3.77%, 8/25/2048 (a) (k)	16,085	17,026
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (k)	2,750	2,948
Series 2016-K55, Class B, 4.30%, 4/25/2049 (a) (k)	10,000	10,869
Series 2016-K56, Class B, 4.08%, 6/25/2049 (a) (k)	3,549	3,834

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2016-K722, Class B, 3.99%, 7/25/2049 (a) (k)	8,010	8,291
Series 2017-K68, Class B, 3.97%, 10/25/2049 (a) (k)	9,423	10,205
Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (k)	4,714	5,023
Series 2017-K61, Class C, 3.81%, 12/25/2049 (a) (k)	5,345	5,532
Series 2017-K63, Class B, 4.00%, 2/25/2050 (a) (k)	11,895	12,832
Series 2017-K63, Class C, 4.00%, 2/25/2050 (a) (k)	5,000	5,282
Series 2018-K74, Class B, 4.23%, 2/25/2051 (a) (k)	10,000	10,964
FRR Re-REMIC Trust
Series 2018-C1, Class C720, 0.00%, 8/27/2047 ‡ (a) (k)	7,500	7,310
Series 2018-C1, Class B720, 2.01%, 8/27/2047 ‡ (a) (k)	4,500	4,459
Series 2018-C1, Class A720, 3.01%, 8/27/2047 (a)	6,500	6,481
Series 2018-C1, Class BK43, 2.84%, 2/27/2048 ‡ (a) (k)	8,000	7,871
Series 2018-C1, Class AK43, 3.05%, 2/27/2048 (a)	5,000	5,000
Series 2018-C1, Class A725, 2.76%, 2/27/2050 (a)	3,000	2,986
Series 2018-C1, Class B725, 2.98%, 2/27/2050 ‡ (a) (k)	6,680	6,639
GS Mortgage Securities Trust Series 2019-GC38, Class A4, 3.97%, 2/10/2052	31,100	34,939
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	16,270	16,873
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 2.13%, 12/27/2046 (a) (k)	5,000	4,970
Series 2015-FRR2, Class BK39, PO, 8/27/2047 (a)	4,045	3,677
Series 2015-FRR2, Class AK39, 2.80%, 8/27/2047 (a) (k)	10,600	10,620
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.23%, 8/12/2037 ‡ (a) (k)	2,600	—	(j)
Series 2006-CB15, Class X1, IO, 0.38%, 6/12/2043 ‡ (k)	2,644	—	(j)
KKR Industrial Portfolio Trust Series 2021-KDIP, Class F, 2.14%, 12/15/2037 ‡ (a) (k)	3,938	3,859
MF1 Multi-Family Housing Mortgage Loan Trust Series 2019-Q009, Class B, 2.84%, 4/25/2024 ‡ (a) (k)	3,425	3,424
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 2.69%, 4/15/2038 ‡ (a) (k)	24,400	24,347
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 1.37%, 12/12/2049 ‡ (a) (k)	47	—	(j)
MRCD MARK Mortgage Trust Series 2019-PARK, Class F, 2.72%, 12/15/2036 ‡ (a)	42,000	40,321
Multi-Family Connecticut Avenue Securities Trust Series 2020-01, Class M10, 3.84%, 3/25/2050 ‡ (a) (k)	5,000	5,200
PFP Ltd. (Cayman Islands)
Series 2021-7, Class C, 1.74%, 4/14/2038 ‡ (a) (k)	8,415	8,363
Series 2021-7, Class D, 2.49%, 4/14/2038 ‡ (a) (k)	14,539	14,503
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.40%, 2/13/2053 (a) (k)	69,946	5,837
Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	40,000	40,950
Series RR Trust
Series 2015-1, Class A, PO, 4/26/2048 (a)	3,000	2,746
Series 2015-1, Class B, PO, 4/26/2048 (a)	19,000	17,008
UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.17%, 5/10/2045 (a) (k)	2,919	—	(j)
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	2,191	2,197
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA, IO, 1.43%, 5/10/2063 ‡ (a) (k)	11,183	41
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,560	1,571
VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (a)	5,291	5,380
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class XC, IO, 0.16%, 12/15/2043 ‡ (a) (k)	223	—	(j)
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	7,598	8,117
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.38%, 3/15/2045 ‡ (a) (k)	6,640	6,564
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (a)	12,837	13,686

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,858,547)		1,938,336

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.0%
ACC 0.00%, 9/15/2022 ‡	17,541		17,541
Acrc 0.00%, 11/15/2026 ‡	40,000		40,000
Alternative Loan Trust
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	5		5
Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	15		16
Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	343		355
Series 2005-23CB, Class A2, 5.50%, 7/25/2035	182		173
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	729		679
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	356		280
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	121		86
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (k)	3		3
Anchor Mortgage Trust Series 2021-1, Class A2, 3.65%, 10/25/2026 (a) (e)	12,857		12,902
Areit Frn 0.00%, 8/17/2026 ‡	30,000		30,000
Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	10		11
Banc of America Funding Trust
Series 2005-5, Class 3A5, 5.50%, 8/25/2035	1,305		1,358
Series 2005-7, Class 30, PO, 11/25/2035 ‡	38		38
Banc of America Mortgage Trust Series 2004-F, Class 1A1, 2.45%, 7/25/2034 (k)	79		81
Bayview Opportunity Master Fund IVB LP 3.20%, 1/10/2031 ‡ (k)	10,050		10,050
Bayview Opportunity Master Fund Trust Series 2014-1SBC, Zero Coupon, 1/10/2031 ‡	3,400		3,400
Bear Stearns ARM Trust Series 2003-7, Class 3A, 2.49%, 10/25/2033 (k)	16		16
Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, 6.33%, 3/25/2031 (k)	—	(j)	—	(j)
Camden 0.00%, 9/15/2031 ‡	1,749		1,749
Cascade MH Asset Trust
Series 2021-MH1, Class B1, 4.57%, 2/25/2046 ‡ (a)	2,500		2,604
Series 2021-MH1, Class B2, 5.57%, 2/25/2046 ‡ (a)	2,550		2,651
Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 2.38%, 6/25/2035 (k)	479		485
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	4		—	(j)
Series 2004-3, Class A25, 5.75%, 4/25/2034	101		101
Series 2004-5, Class 2A9, 5.25%, 5/25/2034	113		117
Series 2005-22, Class 2A1, 2.47%, 11/25/2035 (k)	184		176
Citicorp Mortgage Securities Trust Series 2006-1, Class 2A1, 5.00%, 2/25/2021	6		6
Citigroup Mortgage Loan Trust, Inc.
Series 2004-UST1, Class A3, 2.02%, 8/25/2034 (k)	41		42
Series 2004-HYB4, Class AA, 0.42%, 12/25/2034 (k)	32		33
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2005-7, Class 5A1, 4.75%, 8/25/2020	1		—	(j)
Series 2005-1, Class 1A16, 5.50%, 2/25/2035	40		41
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 6A13, 5.50%, 11/25/2035	209		126
Series 2005-10, Class 10A4, 6.00%, 11/25/2035	207		79
CVS Pass-Through Trust
Series 2009, 8.35%, 7/10/2031 (a)	260		336
5.77%, 1/10/2033 (a)	330		387
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4A, PO, 6/25/2035 ‡	8		7
DLJ Mortgage Acceptance Corp. Series 1993-19, Class A7, 6.75%, 1/25/2024	38		38
FHLMC - GNMA
Series 24, Class J, 6.25%, 11/25/2023	58		61
Series 23, Class KZ, 6.50%, 11/25/2023	8		8
Series 31, Class Z, 8.00%, 4/25/2024	5		5
FHLMC, REMIC
Series 1316, Class Z, 8.00%, 6/15/2022	1		1
Series 1343, Class LB, 7.50%, 8/15/2022	1		1
Series 1351, Class TF, HB, 1,010.00%, 8/15/2022	—	(j)	—	(j)
Series 1456, Class Z, 7.50%, 1/15/2023	2		2
Series 1543, Class VN, 7.00%, 7/15/2023	23		23
Series 1911, Class SD, IF, IO, 10.17%, 7/15/2023 (k)	9		1

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2033, Class K, 6.05%, 8/15/2023	30	32
Series 1577, Class PV, 6.50%, 9/15/2023	22	23
Series 1608, Class L, 6.50%, 9/15/2023	49	52
Series 3890, Class ET, 5.50%, 11/15/2023	23	24
Series 1630, Class PK, 6.00%, 11/15/2023	18	19
Series 1611, Class Z, 6.50%, 11/15/2023	48	50
Series 1628, Class LZ, 6.50%, 12/15/2023	38	40
Series 2756, Class NA, 5.00%, 2/15/2024	30	31
Series 1671, Class I, 7.00%, 2/15/2024	13	13
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (k)	8	9
Series 1695, Class G, HB, IF, 30.36%, 3/15/2024 (k)	4	4
Series 1710, Class GB, HB, IF, 45.83%, 4/15/2024 (k)	2	3
Series 2989, Class TG, 5.00%, 6/15/2025	81	85
Series 3005, Class ED, 5.00%, 7/15/2025	130	136
Series 4030, Class IL, IO, 3.50%, 4/15/2027	631	35
Series 4060, Class TB, 2.50%, 6/15/2027	4,000	4,096
Series 2022, Class PE, 6.50%, 1/15/2028	10	12
Series 2036, Class PG, 6.50%, 1/15/2028	61	68
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	12	1
Series 2091, Class PG, 6.00%, 11/15/2028	181	202
Series 2116, Class ZA, 6.00%, 1/15/2029	44	49
Series 2148, Class ZA, 6.00%, 4/15/2029	12	14
Series 2995, Class FT, 0.34%, 5/15/2029 (k)	65	65
Series 2530, Class SK, IF, IO, 8.01%, 6/15/2029 (k)	200	27
Series 2201, Class C, 8.00%, 11/15/2029	33	38
Series 3648, Class CY, 4.50%, 3/15/2030	359	391
Series 3737, Class DG, 5.00%, 10/15/2030	104	110
Series 2293, Class ZA, 6.00%, 3/15/2031	67	74
Series 2310, Class Z, 6.00%, 4/15/2031	10	11
Series 2313, Class LA, 6.50%, 5/15/2031	4	4
Series 2325, Class JO, PO, 6/15/2031	42	39
Series 2330, Class PE, 6.50%, 6/15/2031	103	118
Series 2410, Class QB, 6.25%, 2/15/2032	256	288
Series 2534, Class SI, HB, IF, 20.83%, 2/15/2032 (k)	28	39
Series 2427, Class GE, 6.00%, 3/15/2032	430	496
Series 2430, Class WF, 6.50%, 3/15/2032	322	374
Series 2594, Class IV, IO, 7.00%, 3/15/2032	56	6
Series 2643, Class SA, HB, IF, 44.92%, 3/15/2032 (k)	10	17
Series 2466, Class DH, 6.50%, 6/15/2032	37	42
Series 4146, Class KI, IO, 3.00%, 12/15/2032	3,487	357
Series 2543, Class YX, 6.00%, 12/15/2032	176	200
Series 2557, Class HL, 5.30%, 1/15/2033	116	130
Series 2586, IO, 6.50%, 3/15/2033	194	19
Series 2610, Class UI, IO, 6.50%, 5/15/2033	154	32
Series 2764, Class S, IF, 13.53%, 7/15/2033 (k)	23	28
Series 2656, Class AC, 6.00%, 8/15/2033	89	104
Series 2733, Class SB, IF, 7.93%, 10/15/2033 (k)	227	256
Series 3005, Class PV, IF, 12.59%, 10/15/2033 (k)	2	3
Series 2699, Class W, 5.50%, 11/15/2033	176	203
Series 2990, Class SL, HB, IF, 24.17%, 6/15/2034 (k)	11	12
Series 3611, PO, 7/15/2034	45	42
Series 2845, Class QH, 5.00%, 8/15/2034	150	168
Series 2912, Class EH, 5.50%, 1/15/2035	644	739
Series 4710, Class UV, 4.00%, 2/15/2035	1,374	1,380
Series 3059, Class B, 5.00%, 2/15/2035	3	3
Series 2980, Class QB, 6.50%, 5/15/2035	20	23
Series 3031, Class BN, HB, IF, 21.54%, 8/15/2035 (k)	241	402
Series 3117, Class EO, PO, 2/15/2036	89	82
Series 3134, PO, 3/15/2036	25	24
Series 3152, Class MO, PO, 3/15/2036	175	163
Series 3184, Class YO, PO, 3/15/2036	328	291

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 3138, PO, 4/15/2036	27		24
Series 3187, Class Z, 5.00%, 7/15/2036	766		854
Series 3542, Class TN, IF, 6.00%, 7/15/2036 (k)	15		17
Series 3201, Class IN, IF, IO, 6.16%, 8/15/2036 (k)	132		18
Series 3202, Class HI, IF, IO, 6.56%, 8/15/2036 (k)	619		123
Series 3855, Class AM, 6.50%, 11/15/2036	143		162
Series 3274, Class B, 6.00%, 2/15/2037	73		81
Series 3292, Class DO, PO, 3/15/2037	46		43
Series 3306, Class TC, IF, 2.30%, 4/15/2037 (k)	13		14
Series 3306, Class TB, IF, 2.84%, 4/15/2037 (k)	15		16
Series 3305, Class IW, IF, IO, 6.36%, 4/15/2037 (k)	237		20
Series 3331, PO, 6/15/2037	34		32
Series 3605, Class NC, 5.50%, 6/15/2037	458		524
Series 3383, Class OP, PO, 11/15/2037	65		60
Series 3409, Class DB, 6.00%, 1/15/2038	361		419
Series 3546, Class A, 1.64%, 2/15/2039 (k)	58		60
Series 3531, Class SM, IF, IO, 6.01%, 5/15/2039 (k)	22		4
Series 3572, Class JS, IF, IO, 6.71%, 9/15/2039 (k)	75		10
Series 3592, Class BZ, 5.00%, 10/15/2039	1,794		2,000
Series 3610, Class CA, 4.50%, 12/15/2039	171		189
Series 3609, Class SA, IF, IO, 6.25%, 12/15/2039 (k)	429		57
Series 3653, Class HJ, 5.00%, 4/15/2040	89		100
Series 3677, Class PB, 4.50%, 5/15/2040	1,221		1,319
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (k)	135		146
Series 4796, Class CZ, 4.00%, 5/15/2048	17,664		18,827
Series 4830, Class WZ, 4.00%, 9/15/2048	17,580		18,667
FHLMC, STRIPS
Series 186, PO, 8/1/2027	81		80
Series 262, Class 35, 3.50%, 7/15/2042	2,454		2,631
Series 279, Class 35, 3.50%, 9/15/2042	666		709
Series 323, Class 300, 3.00%, 1/15/2044	2,813		2,929
Series 334, Class 300, 3.00%, 8/15/2044	2,385		2,491
FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-76, Class 2A, 1.60%, 10/25/2037 (k)	259		251
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 2.28%, 9/25/2034 (k)	81		81
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 3.36%, 12/25/2034 (k)	62		64
FMC GMSR Issuer Trust
3.69%, 2/25/2024	52,515		51,464
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (k)	15,000		15,035
Series 2021-GT1, Class B, 4.36%, 7/25/2026 ‡ (a) (k)	8,000		7,907
Series 2021-GT2, Class B, 4.44%, 10/25/2026 ‡ (a) (k)	22,603		22,571
FNMA Trust, Whole Loan
Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	10		11
Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	108		122
Series 2004-W2, Class 1A, 6.00%, 2/25/2044	139		156
Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	251		283
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	40		46
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	92		108
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	173		196
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, IO, 0.50%, 8/25/2041 (k)	9,789		108
Series 2002-T4, IO, 0.40%, 12/25/2041 (k)	21,654		158
Series 2002-T4, Class A2, 7.00%, 12/25/2041	248		287
Series 2002-T4, Class A4, 9.50%, 12/25/2041	426		511
Series 2002-T19, Class A1, 6.50%, 7/25/2042	358		413
Series 2002-T16, Class A2, 7.00%, 7/25/2042	423		501
Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	144		169
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	162		185
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	171		194
Series 2004-T3, Class 14, IO, 0.60%, 2/25/2044 (k)	3,348		45
FNMA, REMIC
Series 1992-31, Class M, 7.75%, 3/25/2022	—	(j)	—	(j)

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series G92-30, Class Z, 7.00%, 6/25/2022	—	(j)	—	(j)
Series 1992-101, Class J, 7.50%, 6/25/2022	1		1
Series 1992-79, Class Z, 9.00%, 6/25/2022	—	(j)	—	(j)
Series G92-62, Class B, PO, 10/25/2022	—	(j)	—	(j)
Series 1995-4, Class Z, 7.50%, 10/25/2022	7		7
Series 1992-200, Class SK, HB, IF, 25.43%, 11/25/2022 (k)	6		6
Series 2003-17, Class EQ, 5.50%, 3/25/2023	34		35
Series 1993-23, Class PZ, 7.50%, 3/25/2023	1		1
Series 1993-56, Class PZ, 7.00%, 5/25/2023	7		8
Series 1993-60, Class Z, 7.00%, 5/25/2023	4		4
Series 1993-79, Class PL, 7.00%, 6/25/2023	6		6
Series 1993-141, Class Z, 7.00%, 8/25/2023	15		16
Series 1993-149, Class M, 7.00%, 8/25/2023	8		9
Series 1993-205, Class H, PO, 9/25/2023	—	(j)	—	(j)
Series 1993-160, Class ZA, 6.50%, 9/25/2023	12		12
Series 1993-165, Class SA, IF, 19.65%, 9/25/2023 (k)	3		3
Series 1995-19, Class Z, 6.50%, 11/25/2023	61		63
Series 1993-255, Class E, 7.10%, 12/25/2023	3		3
Series 1993-247, Class SM, HB, IF, 29.83%, 12/25/2023 (k)	3		3
Series 1994-29, Class Z, 6.50%, 2/25/2024	35		37
Series 1994-65, Class PK, PO, 4/25/2024	5		5
Series 1997-20, Class D, 7.00%, 3/17/2027	46		50
Series 1997-11, Class E, 7.00%, 3/18/2027	11		12
Series 1997-27, Class J, 7.50%, 4/18/2027	6		7
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	1,014		54
Series 1997-42, Class EG, 8.00%, 7/18/2027	68		75
Series 1997-63, Class ZA, 6.50%, 9/18/2027	40		43
Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	3,884		175
Series 1998-66, Class FB, 0.44%, 12/25/2028 (k)	4		4
Series 1999-47, Class JZ, 8.00%, 9/18/2029	146		166
Series 2000-8, Class Z, 7.50%, 2/20/2030	72		82
Series 2001-36, Class ST, IF, IO, 8.41%, 11/25/2030 (k)	85		13
Series 2001-14, Class Z, 6.00%, 5/25/2031	53		59
Series 2001-16, Class Z, 6.00%, 5/25/2031	78		88
Series 2001-72, Class SB, IF, IO, 7.41%, 12/25/2031 (k)	205		25
Series 2001-81, Class HE, 6.50%, 1/25/2032	386		449
Series 2002-19, Class SC, IF, 14.02%, 3/17/2032 (k)	27		31
Series 2002-56, Class PE, 6.00%, 9/25/2032	458		524
Series 2002-86, Class PG, 6.00%, 12/25/2032	309		360
Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	3,502		388
Series 2003-25, Class KP, 5.00%, 4/25/2033	1,014		1,122
Series 2003-22, Class Z, 6.00%, 4/25/2033	204		234
Series 2003-47, Class PE, 5.75%, 6/25/2033	274		309
Series 2003-64, Class SX, IF, 13.53%, 7/25/2033 (k)	17		21
Series 2003-91, Class SD, IF, 12.35%, 9/25/2033 (k)	5		6
Series 2003-130, Class HZ, 6.00%, 1/25/2034	7,659		8,691
Series 2004-72, Class F, 0.59%, 9/25/2034 (k)	76		76
Series 2005-19, Class PB, 5.50%, 3/25/2035	2,063		2,320
Series 2005-42, Class PS, IF, 16.77%, 5/25/2035 (k)	5		6
Series 2005-51, Class MO, PO, 6/25/2035	16		14
Series 2005-53, Class CS, IF, IO, 6.61%, 6/25/2035 (k)	362		33
Series 2005-65, Class KO, PO, 8/25/2035	56		52
Series 2005-72, Class WS, IF, IO, 6.66%, 8/25/2035 (k)	148		20
Series 2005-84, Class XM, 5.75%, 10/25/2035	76		85
Series 2005-90, Class ES, IF, 16.64%, 10/25/2035 (k)	35		46
Series 2005-106, Class US, HB, IF, 24.23%, 11/25/2035 (k)	33		46
Series 2006-9, Class KZ, 6.00%, 3/25/2036	182		209
Series 2006-22, Class AO, PO, 4/25/2036	104		97

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2006-27, Class OB, PO, 4/25/2036	745	672
Series 2006-27, Class OH, PO, 4/25/2036	33	31
Series 2006-20, Class IB, IF, IO, 6.50%, 4/25/2036 (k)	175	31
Series 2011-19, Class ZY, 6.50%, 7/25/2036	164	193
Series 2006-77, Class PC, 6.50%, 8/25/2036	154	176
Series 2006-110, PO, 11/25/2036	89	83
Series 2006-128, PO, 1/25/2037	92	85
Series 2007-10, Class Z, 6.00%, 2/25/2037	30	35
Series 2007-22, Class SC, IF, IO, 5.99%, 3/25/2037 (k)	33	1
Series 2008-93, Class AM, 5.50%, 6/25/2037	8	8
Series 2007-54, Class IB, IF, IO, 6.32%, 6/25/2037 (k)	3,120	562
Series 2007-68, Class IA, IO, 6.50%, 6/25/2037	5	—	(j)
Series 2007-109, Class YI, IF, IO, 6.36%, 12/25/2037 (k)	1,799	304
Series 2008-91, Class SI, IF, IO, 5.91%, 3/25/2038 (k)	436	45
Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (k)	608	110
Series 2008-62, Class SM, IF, IO, 6.11%, 7/25/2038 (k)	577	67
Series 2009-29, Class LA, 1.36%, 5/25/2039 (k)	263	260
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	193	29
Series 2009-112, Class ST, IF, IO, 6.16%, 1/25/2040 (k)	325	56
Series 2009-112, Class SW, IF, IO, 6.16%, 1/25/2040 (k)	213	26
Series 2010-10, Class NT, 5.00%, 2/25/2040	746	850
Series 2010-49, Class SC, IF, 12.48%, 3/25/2040 (k)	117	148
Series 2010-35, Class SB, IF, IO, 6.33%, 4/25/2040 (k)	413	64
Series 2010-129, Class PZ, 4.50%, 11/25/2040	1,556	1,644
Series 2011-126, Class KB, 4.00%, 12/25/2041	11,439	12,439
Series 2016-33, Class JA, 3.00%, 7/25/2045	12,181	12,704
Series 2016-38, Class NA, 3.00%, 1/25/2046	8,897	9,420
Series 2007-71, Class GZ, 6.00%, 7/25/2047	128	139
Series 2019-20, Class H, 3.50%, 5/25/2049	9,620	10,097
FNMA, REMIC Trust, Whole Loan
Series 2002-W7, Class 1, IO, 0.90%, 6/25/2029 (k)	3,730	72
Series 2001-W3, Class A, 7.00%, 9/25/2041 (k)	163	176
Series 2002-W10, IO, 0.91%, 8/25/2042 (k)	1,942	38
Series 2003-W4, Class 2A, 5.52%, 10/25/2042 (k)	73	82
Series 2004-W11, Class 11, IO, 0.35%, 5/25/2044 (k)	9,831	97
FNMA, REMIC, Whole Loan Series 2009-89, Class A1, 5.41%, 5/25/2035	251	259
FNMA, STRIPS
Series 203, Class 2, IO, 8.00%, 2/25/2023	84	3
Series 266, Class 2, IO, 7.50%, 8/25/2024	23	1
Series 313, Class 1, PO, 6/25/2031	380	351
Series 380, Class S36, IF, IO, 7.81%, 7/25/2037 (k)	104	16
Series 383, Class 68, IO, 6.50%, 9/25/2037	62	12
Series 383, Class 86, IO, 7.00%, 9/25/2037 (k)	37	8
Series 383, Class 69, IO, 6.50%, 10/25/2037 (k)	88	17
FTF 8.00%, 8/15/2024	13,500	10,935
GMACM Mortgage Loan Trust
Series 2003-J10, Class A1, 4.75%, 1/25/2019	13	13
Series 2005-AR3, Class 3A4, 3.08%, 6/19/2035 (k)	41	40
GNMA
Series 2014-60, Class W, 4.18%, 2/20/2029 (k)	676	709
Series 2002-13, Class QA, IF, IO, 7.96%, 2/16/2032 (k)	208	1
Series 2002-84, Class PH, 6.00%, 11/16/2032	356	355
Series 2003-18, Class PG, 5.50%, 3/20/2033	389	413
Series 2003-52, Class SB, IF, 11.39%, 6/16/2033 (k)	43	49
Series 2003-101, Class SK, IF, IO, 6.47%, 10/17/2033 (k)	699	2
Series 2004-2, Class SA, HB, IF, 20.22%, 1/16/2034 (k)	174	213
Series 2004-19, Class KE, 5.00%, 3/16/2034	1,524	1,666
Series 2004-86, Class SP, IF, IO, 6.01%, 9/20/2034 (k)	268	21
Series 2004-90, Class SI, IF, IO, 6.01%, 10/20/2034 (k)	281	38
Series 2010-31, Class SK, IF, IO, 6.01%, 11/20/2034 (k)	184	18

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2004-105, Class SN, IF, IO, 6.01%, 12/20/2034 (k)	630	53
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	42	7
Series 2006-26, Class S, IF, IO, 6.41%, 6/20/2036 (k)	434	53
Series 2006-33, Class PK, 6.00%, 7/20/2036	147	166
Series 2009-81, Class A, 5.75%, 9/20/2036	89	99
Series 2007-7, Class EI, IF, IO, 6.11%, 2/20/2037 (k)	697	97
Series 2007-9, Class CI, IF, IO, 6.11%, 3/20/2037 (k)	401	55
Series 2007-17, Class JO, PO, 4/16/2037	47	42
Series 2007-22, Class PK, 5.50%, 4/20/2037	707	792
Series 2007-16, Class KU, IF, IO, 6.56%, 4/20/2037 (k)	468	69
Series 2007-26, Class SC, IF, IO, 6.11%, 5/20/2037 (k)	137	19
Series 2007-24, Class SA, IF, IO, 6.42%, 5/20/2037 (k)	666	102
Series 2009-16, Class SJ, IF, IO, 6.71%, 5/20/2037 (k)	651	84
Series 2008-34, Class OC, PO, 6/20/2037	138	130
Series 2009-106, Class XL, IF, IO, 6.66%, 6/20/2037 (k)	233	36
Series 2009-79, Class OK, PO, 11/16/2037	98	93
Series 2007-67, Class SI, IF, IO, 6.42%, 11/20/2037 (k)	132	20
Series 2008-40, Class SA, IF, IO, 6.31%, 5/16/2038 (k)	520	86
Series 2008-40, Class PS, IF, IO, 6.41%, 5/16/2038 (k)	222	27
Series 2009-77, Class CS, IF, IO, 6.91%, 6/16/2038 (k)	11	—	(j)
Series 2008-49, Class PH, 5.25%, 6/20/2038	717	795
Series 2008-55, Class PL, 5.50%, 6/20/2038	631	704
Series 2008-50, Class SA, IF, IO, 6.14%, 6/20/2038 (k)	1,001	124
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	258	28
Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	293	22
Series 2009-72, Class SM, IF, IO, 6.16%, 8/16/2039 (k)	246	34
Series 2010-157, Class OP, PO, 12/20/2040	203	191
Series 2015-157, Class GA, 3.00%, 1/20/2045	489	509
Series 2012-H11, Class FA, 0.78%, 2/20/2062 (k)	4,042	4,067
Series 2012-H18, Class FA, 0.63%, 8/20/2062 (k)	968	971
Series 2013-H04, Class BA, 1.65%, 2/20/2063	34	34
Series 2013-H20, Class FB, 1.08%, 8/20/2063 (k)	3,467	3,493
Series 2013-H23, Class FA, 1.38%, 9/20/2063 (k)	4,638	4,701
Series 2015-H02, Class HA, 2.50%, 1/20/2065	2,505	2,558
Series 2015-H04, Class FL, 0.55%, 2/20/2065 (k)	5,865	5,882
Series 2015-H23, Class FB, 0.60%, 9/20/2065 (k)	5,665	5,692
Series 2015-H32, Class FH, 0.74%, 12/20/2065 (k)	5,132	5,180
Series 2016-H16, Class FD, 0.63%, 6/20/2066 (k)	7,689	7,647
Series 2016-H17, Class FC, 0.91%, 8/20/2066 (k)	5,082	5,156
Series 2016-H23, Class F, 0.83%, 10/20/2066 (k)	13,384	13,542
Series 2017-H08, Class XI, IO, 2.17%, 3/20/2067 (k)	17,136	1,496
Series 2017-H11, Class XI, IO, 2.01%, 5/20/2067 (k)	46,241	3,625
Series 2017-H14, Class XI, IO, 1.68%, 6/20/2067 (k)	17,413	1,184
Series 2017-H14, Class AI, IO, 2.03%, 6/20/2067 (k)	25,080	2,306
Series 2017-H23, Class FA, 0.56%, 10/20/2067 (k)	23,868	23,958
Series 2019-H09, Class FA, 0.58%, 5/20/2069 (k)	16,928	17,001
Series 2021-H10, Class AF, 1.55%, 6/20/2071 (k)	32,258	34,657
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	7,655	7,081
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	29	31
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	58	60
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	63	65
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	26	26
Series 2005-5F, Class 8A1, 0.59%, 6/25/2035 (k)	12	12
Series 2005-5F, Class 8A3, 0.59%, 6/25/2035 (k)	7	7
Series 2007-2F, Class 2A7, 5.75%, 2/25/2037	2	34
Headlands Residential LLC
Series 2017-RPL1, Class A, 3.88%, 11/25/2024 (a) (e)	11,950	11,940
Series 2021-RPL1, Class NOTE, 2.49%, 9/25/2026 (a) (k)	15,000	15,000

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Home RE Ltd. (Bermuda) Series 2021-2, Class M1B, 1.65%, 1/25/2034 ‡ (a) (k)	9,565		9,536
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	26,750		26,750
Impac CMB Trust
Series 2004-10, Class 3A1, 0.79%, 3/25/2035 (k)	342		331
Series 2004-10, Class 3A2, 0.89%, 3/25/2035 (k)	214		200
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	5		5
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	33		33
Series 2006-A2, Class 5A3, 2.27%, 11/25/2033 (k)	65		66
Series 2006-A2, Class 4A1, 2.23%, 8/25/2034 (k)	100		105
Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	18		20
Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	294		298
Series 2007-A1, Class 5A2, 2.43%, 7/25/2035 (k)	31		31
LHOME Mortgage Trust Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (a)	10,520		10,558
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 2.62%, 4/21/2034 (k)	25		25
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	9		9
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1		1
Series 2005-1, Class 5A1, 5.50%, 1/25/2020	—	(j)	—	(j)
Series 2003-8, Class 3A1, 5.50%, 12/25/2033	—	(j)	—	(j)
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	242		258
Series 2004-6, Class 6A1, 6.50%, 7/25/2034	328		353
Series 2004-7, Class 30, PO, 8/25/2034 ‡	24		20
Series 2004-7, Class 3A1, 6.50%, 8/25/2034	20		21
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	(j)	—	(j)
Series 2004-6, Class 3A1, 5.25%, 7/25/2019	—	(j)	—	(j)
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	39		38
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (a)	14		12
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A2, 0.76%, 7/25/2029 (k)	64		64
Series 2004-D, Class A3, 1.88%, 9/25/2029 (k)	62		62
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A2, 3.95%, 4/28/2066 (a) (k)	12,000		11,994
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.64%, 4/25/2034 (k)	170		179
Series 2004-7AR, Class 2A6, 2.47%, 9/25/2034 (k)	56		58
MRA Issuance Trust Series 2021-EBO2, Class A, 2.82%, 12/31/2049 (a) (k)	46,000		46,000
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (k)	94		92
New Residential Mortgage Loan Trust Series 2020-RPL2, Class A1, 3.58%, 8/25/2025 (a) (k)	7,663		7,746
Ocwen Series 2021-GNMSR1, 5.00%, 3/15/2022	23,600		23,600
P-stlb 9.25%, 10/11/2026 ‡	18,500		18,500
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	41		44
PMT Credit Risk Transfer Trust Series 2021-1R, Class A, 2.99%, 2/27/2024 (a) (k)	25,031		25,379
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	69		72
PRPM LLC Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (k)	20,493		20,387
Radnor RE Ltd. (Bermuda) Series 2021-1, Class M1B, 1.75%, 12/27/2033 ‡ (a) (k)	3,500		3,498
RALI Trust
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	2		1
Series 2005-QS5, Class A4, 5.75%, 4/25/2035	1,069		1,029
Residential Asset Securitization Trust
Series 2003-A8, Class A1, 3.75%, 10/25/2018	8		8
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	102		79
RFMSI Trust Series 2005-SA4, Class 1A1, 2.25%, 9/25/2035 (k)	28		25
RSFR Series 2020-1, Class PT, 4.21%, 2/17/2025 (a) (e)	29,535		29,446

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (a)	16	16
SART
Series 2017-1, 4.75%, 7/15/2024	8,884	8,880
Series 2018-1, 4.76%, 6/15/2025	12,736	12,736
Seasoned Credit Risk Transfer Trust
Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	16,291	17,580
Series 2019-4, Class MB, 3.00%, 2/25/2059 ‡	42,886	46,496
Series 2021-1, Class BXS, 14.67%, 9/25/2060 ‡ (a) (k)	10,550	10,159
Series 2021-2, Class BXS, 13.10%, 11/25/2060 ‡ (a) (k)	4,998	4,780
Sequoia Mortgage Trust Series 2004-8, Class A2, 0.90%, 9/20/2034 (k)	249	254
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 2.61%, 10/25/2034 (k)	86	90
Structured Asset Securities Corp.
Series 2003-37A, Class 2A, 2.05%, 12/25/2033 (k)	76	78
Series 2003-37A, Class 1A, 2.84%, 12/25/2033 (k)	555	575
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5, 2.21%, 9/25/2033 (k)	396	409
Towd Point Mortgage Trust
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (k)	38,509	38,647
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	30,000	30,181
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	154	170
Series 1998-1, Class 2E, 7.00%, 3/15/2028	463	507
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	69	76
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 2.67%, 8/25/2033 (k)	88	90
Series 2003-AR9, Class 1A6, 2.51%, 9/25/2033 (k)	64	64
Series 2004-AR3, Class A1, 2.59%, 6/25/2034 (k)	24	24
Series 2004-AR3, Class A2, 2.59%, 6/25/2034 (k)	218	223
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	185	190
Series 2004-AR11, Class A, 2.36%, 10/25/2034 (k)	191	190
Series 2005-AR2, Class 2A21, 0.75%, 1/25/2045 (k)	29	29
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	342	349
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	180	192
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-K, Class 1A2, 2.62%, 7/25/2034 (k)	63	64
Series 2004-U, Class A1, 2.77%, 10/25/2034 (k)	127	126
ZH Trust Series 2021-2, Class B, 3.51%, 10/17/2027 ‡ (a)	18,975	18,266

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $985,020)		983,676

FOREIGN GOVERNMENT SECURITIES — 0.9%
Arab Republic of Egypt (Egypt)
3.88%, 2/16/2026 (a)	5,702	5,160
7.50%, 1/31/2027 (g)	3,300	3,312
8.15%, 11/20/2059 (a)	2,900	2,342
Dominican Republic Government Bond (Dominican Republic)
5.95%, 1/25/2027 (g)	2,500	2,756
4.88%, 9/23/2032 (a)	1,310	1,300
5.30%, 1/21/2041 (a)	5,891	5,641
5.88%, 1/30/2060 (a)	3,545	3,296
Federal Republic of Nigeria (Nigeria)
6.50%, 11/28/2027 (g)	6,550	6,377
6.13%, 9/28/2028 (a)	2,880	2,691
7.14%, 2/23/2030 (g)	2,700	2,558
8.75%, 1/21/2031 (g)	3,800	3,848
7.38%, 9/28/2033 (a)	2,327	2,118
Hungary Government Bond (Hungary) 3.13%, 9/21/2051 (a)	2,533	2,400
Islamic Republic of Pakistan (Pakistan) 6.00%, 4/8/2026 (a)	5,784	5,698
Kingdom of Bahrain (Bahrain)
7.00%, 10/12/2028 (g)	2,500	2,678
7.38%, 5/14/2030 (g)	1,400	1,530
5.45%, 9/16/2032 (a)	1,677	1,585
Province of Alberta (Canada) 3.30%, 3/15/2028	24,500	26,943
Province of Manitoba (Canada) 2.13%, 6/22/2026	1,250	1,292
Province of Quebec (Canada)
7.13%, 2/9/2024	2,220	2,516
6.35%, 1/30/2026	300	356
Republic of Belarus (Belarus)
6.88%, 2/28/2023 (g)	1,400	1,393
6.38%, 2/24/2031 (a)	2,430	1,977

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Republic of Colombia (Colombia) 10.38%, 1/28/2033		370	524
Republic of Cote d’Ivoire (Ivory Coast)
5.75%, 12/31/2032 (e) (g)		1,364	1,334
6.13%, 6/15/2033 (g)		866	882
6.88%, 10/17/2040 (g)	EUR	3,400	3,918
Republic of El Salvador (El Salvador) 7.12%, 1/20/2050 (g)		2,965	1,754
Republic of Ghana (Ghana)
Zero Coupon, 4/7/2025 (a)		5,100	3,407
7.63%, 5/16/2029 (g)		2,430	1,968
8.63%, 4/7/2034 (a)		3,267	2,573
8.63%, 6/16/2049 (g)		2,600	1,976
Republic of Kenya (Kenya)
8.00%, 5/22/2032 (g)		5,300	5,591
6.30%, 1/23/2034 (a)		4,299	4,052
8.25%, 2/28/2048 (g)		1,500	1,472
Republic of Paraguay (Paraguay)
5.00%, 4/15/2026 (g)		1,500	1,647
5.60%, 3/13/2048 (g)		2,489	2,771
5.40%, 3/30/2050 (g)		7,500	8,240
Republic of Senegal (Senegal) 6.75%, 3/13/2048 (g)		3,800	3,658
Republic of South Africa (South Africa) 4.30%, 10/12/2028		2,442	2,431
Sultanate of Oman Government Bond (Oman)
5.63%, 1/17/2028 (g)		2,850	2,932
6.25%, 1/25/2031 (a)		1,193	1,248
Ukraine Government Bond (Ukraine)
7.75%, 9/1/2023 (g)		4,935	4,977
7.75%, 9/1/2025 (g)		1,910	1,910
United Mexican States (Mexico)
3.75%, 1/11/2028		376	403
5.00%, 4/27/2051		2,420	2,687

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $160,338)			152,122

LOAN ASSIGNMENTS — 0.4% (o)
Auto Components — 0.0% (h)
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.59%, 4/10/2028 (b)		4,638	4,623

Beverages — 0.0% (h)
Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/31/2028 (b)		4,988	4,961

Chemicals — 0.0% (h)
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 1.88%, 6/1/2024 (b)		1,150	1,145

Construction & Engineering — 0.0% (h)
Thor, 1st Lien Term Loan C Series 2018, Class C Shares, (ICE LIBOR USD 1 Month + 4.25%), 4.50%, 5/15/2025 ‡ (b)		3,339	3,351

Containers & Packaging — 0.2%
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 4/3/2024 (b)		5,477	5,364
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027 (b)		3,460	3,431

			8,795

Electrical Equipment — 0.0% (h)
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 3/2/2027 (b)		3,193	3,163

Food & Staples Retailing — 0.0% (h)
Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038 (b)		39	40
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 6.00%), 8.00%, 4/1/2024 ‡ (b)		292	298
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 2 Month + 10.75%), 11.75%, 10/1/2024 (b)		1,605	1,381

			1,719

Internet & Direct Marketing Retail — 0.0% (h)
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 10/10/2025 (b)		5,622	5,580

IT Services — 0.0% (h)
MH Sub I LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 1/1/2028 (b) (p)		1,978	1,969

Leisure Products — 0.0% (h)
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022 ‡ (b) (f)		149	16
FGI Operating Co. LLC, 1st Lien Term Loan B 12/31/2100 (f)		789	—	(j)

			16

Machinery — 0.0% (h)
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027 (b)		4,420	4,415

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Media — 0.0% (h)
Meredith Corp., 1st Lien Term Loan B (3-MONTH PRIME + 1.50%), 4.75%, 1/31/2025 (b)	1,866	1,863

Personal Products — 0.0% (h)
Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026 (b)	6,243	6,215

Road & Rail — 0.0% (h)
First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 7/21/2028 (b) (p)	3,086	3,054
First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 7/21/2028 (b) (p)	1,139	1,127

		4,181

Software — 0.2%
Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024 (b)	3,168	3,168
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027 (b)	6,198	6,179

		9,347

Specialty Retail — 0.0% (h)
AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.50%, 10/19/2027 (b)	3,168	3,152
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.59%, 12/18/2026 (b) (q)	1,513	1,497

		4,649

TOTAL LOAN ASSIGNMENTS (Cost $65,358)		65,992

U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
Resolution Funding Corp. STRIPS
DN, 3.65%, 4/15/2030 (m)	43,000	37,583
3.71%, 4/15/2030 (m)	20,500	17,917

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $48,186)		55,500

MUNICIPAL BONDS — 0.2% (r)
California — 0.1%
Alameda County Joint Powers Authority, Multiple Capital Projects Series 2010A, Rev., 7.05%, 12/1/2044	200	333
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	1,000	1,344
Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	1,820	2,080
State of California, Build America Bonds GO, 7.35%, 11/1/2039	1,980	3,180
University of California, Taxable Series AD, Rev., 4.86%, 5/15/2112	774	1,177

Total California		8,114

Colorado — 0.0% (h)
Colorado Health Facilities Authority, Covenant Living Communities and Services
Rev., 2.80%, 12/1/2026	1,400	1,422
Rev., 3.36%, 12/1/2030	2,350	2,424

Total Colorado		3,846

District of Columbia — 0.0% (h)
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series 2014A, Rev., 4.81%, 10/1/2114	345	536

Missouri — 0.0% (h)
Health and Educational Facilities Authority of the State of Missouri, The Washington University Series 2020A, Rev., 3.23%, 5/15/2050	3,000	3,456

New York — 0.0% (h)
New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, General Purpose
Series 2010H, Rev., 5.29%, 3/15/2033	560	684
Series 2010H, Rev., 5.39%, 3/15/2040	1,165	1,592
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,450	2,045
Series 165, Rev., 5.65%, 11/1/2040	155	219
Series 174, Rev., 4.46%, 10/1/2062	740	1,014

Total New York		5,554

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Ohio — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project
Series 2010B, Rev., 7.50%, 2/15/2050	1,040	1,748
Ohio State University (The), General Receipts
Series 2011-A, Rev., 4.80%, 6/1/2111	1,563	2,491
Rev., 5.59%, 12/1/2114	2,000	3,211

Total Ohio		7,450

TOTAL MUNICIPAL BONDS (Cost $22,930)		28,956

	Shares (000)
COMMON STOCKS — 0.2%
Communications Equipment — 0.0% (h)
Goodman Networks, Inc. * ‡	39	—	(j)

Diversified Financial Services — 0.0% (h)
ACC Claims Holdings LLC * ‡ (s)	1,551	4

Energy Equipment & Services — 0.0% (h)
Telford Offshore Holdings Ltd. (Cayman Islands) * ‡	34	—	(j)

Food & Staples Retailing — 0.0% (h)
Moran Foods Backstop Equity * ‡	61	243

Independent Power and Renewable Electricity Producers — 0.0% (h)
Vistra Common Equity *	1	16
Vistra Corp.	3	52

		68

Internet & Direct Marketing Retail — 0.0% (h)
MYT Holding Co. * ‡	935	4,932

Media — 0.0% (h)
Clear Channel Outdoor Holdings, Inc. *	502	1,542
iHeartMedia, Inc., Class A *	126	2,481

		4,023

Multiline Retail — 0.0% (h)
Neiman Marcus Group Restricted Equity *	2	245

Oil, Gas & Consumable Fuels — 0.2%
Chesapeake Energy Corp.	6	333
EP Energy Corp. *	75	6,600
Gulfport Energy Corp. *	56	4,099
Oasis Petroleum, Inc.	20	2,439

		13,471

Professional Services — 0.0% (h)
NMG, Inc. *	9	1,364

Specialty Retail — 0.0% (h)
Claire’s Stores, Inc. * ‡	2	649

TOTAL COMMON STOCKS (Cost $12,894)		24,999

CONVERTIBLE PREFERRED STOCKS — 0.0% (h)
Specialty Retail — 0.0% (h)
Claire’s Stores, Inc. * ‡ (Cost $504)	1	3,646

PREFERRED STOCKS — 0.0% (h)
Communications Equipment — 0.0% (h)
Goodman Networks, Inc. * ‡	46	—	(j)

Internet & Direct Marketing Retail — 0.0% (h)
MYT Holding LLC
Series A, 10.00%, 6/6/2029 ‡	2,070	2,210

TOTAL PREFERRED STOCKS (Cost $2,145)		2,210

	No. of Warrants (000)
WARRANTS — 0.0% (h)
Diversified Telecommunication Services — 0.0% (h)
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD * ‡	6	86

Media — 0.0% (h)
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) * ‡	33	648

Oil, Gas & Consumable Fuels — 0.0% (h)
Chesapeake Energy Corp. expiring 2/9/2026, price 27.27 USD *	17	596
expiring 2/9/2026, price 31.71 USD *	19	581
expiring 2/9/2026, price 35.71 USD *	11	290

		1,467

TOTAL WARRANTS (Cost $ — (j))		2,201

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
CONVERTIBLE BONDS — 0.0% (h)
Oil, Gas & Consumable Fuels — 0.0% (h)
Gulfport Energy Operating Corp.
15.00% (PIK), 12/30/2021 ‡ (c) (d) (i) (Cost $141)	—	(j)	772

	No. of Rights (000)
RIGHTS — 0.0% (h)
Independent Power and Renewable Electricity Producers — 0.0% (h)
Vistra Corp., expiring 12/31/2049 * ‡ (Cost $ — )	104		144

	Shares (000)
SHORT-TERM INVESTMENTS — 6.7%
INVESTMENT COMPANIES — 6.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (t) (u) (Cost $1,111,782)	1,111,452		1,111,896

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.0% (h)
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.10% (t) (u)	120		120
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (t) (u)	371		371

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $491)			491

TOTAL SHORT-TERM INVESTMENTS (Cost $1,112,273)			1,112,387

Total Investments — 101.8% (Cost $16,435,713)			16,786,700
Liabilities in Excess of Other Assets — (1.8)%			(301,372)

Net Assets — 100.0%			16,485,328

Percentages indicated are based on net assets.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2021.
CDO	Collateralized Debt Obligations
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SPC	Special purpose company
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(c)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2021.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2021.
(f)	Defaulted security.
(g)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(h)	Amount rounds to less than 0.1% of net assets.
(i)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(j)	Amount rounds to less than one thousand.
(k)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(m)	The rate shown is the effective yield as of November 30, 2021.
(n)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)	All or a portion of this security is unsettled as of November 30, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(q)	Fund is subject to legal or contractual restrictions on the resale of the security.
(r)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(s)	The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 is $1.
(t)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(u)	The rate shown is the current yield as of November 30, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Futures contracts outstanding as of November 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	3,697	03/2022	USD	808,199	1,033
U.S. Treasury 5 Year Note	2,300	03/2022	USD	279,127	1,723
U.S. Treasury 10 Year Ultra Note	244	03/2022	USD	35,857	560
U.S. Treasury Ultra Bond	266	03/2022	USD	53,308	1,429

					4,745

Short Contracts
U.S. Treasury 5 Year Note	(313)	03/2022	USD	(37,986)	(238)
U.S. Treasury 10 Year Note	(2,453)	03/2022	USD	(320,806)	(3,263)
U.S. Treasury Long Bond	(804)	03/2022	USD	(130,374)	(2,395)

					(5,896)

					(1,151)

Abbreviations

USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of November 30, 2021 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	12,354	EUR	10,694	Standard Chartered Bank	12/15/2021	219

Total unrealized appreciation						219

Abbreviations

EUR	Euro
USD	United States Dollar

Over-the-Counter (“OTC”) Credit default swap contracts outstanding—buy protection(a) as of November 30, 2021 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%) (b)	Notional Amount (c)	Upfront Payments (Receipts) ($) (d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Federative Republic of Brazil, 4.25%, 1/7/2025	1.00	Quarterly	Barclays Bank plc	6/20/2024	1.74	USD 75,000	823	427	1,250

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

USD	United States Dollar

Summary of total OTC swap contracts outstanding as of November 30, 2021 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	823	1,250

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$1,275,416		$872,339		$2,147,755
Collateralized Mortgage Obligations	—	716,311		267,365		983,676
Commercial Mortgage-Backed Securities	—	1,669,284		269,052		1,938,336
Common Stocks
Communications Equipment	—	—		—	(a)	—	(a)
Diversified Financial Services	—	—		4		4
Energy Equipment & Services	—	—		—	(a)	—	(a)
Food & Staples Retailing	—	—		243		243
Independent Power and Renewable Electricity Producers	68	—		—		68
Internet & Direct Marketing Retail	—	—		4,932		4,932
Media	4,023	—		—		4,023
Multiline Retail	244	—		—		244
Oil, Gas & Consumable Fuels	6,871	6,601		—		13,472
Professional Services	—	1,364		—		1,364
Specialty Retail	—	—		649		649

Total Common Stocks	11,206	7,965		5,828		24,999

Convertible Bonds	—	—		772		772
Convertible Preferred Stocks	—	—		3,646		3,646
Corporate Bonds
Aerospace & Defense	—	122,935		—		122,935
Airlines	—	25,098		—		25,098
Auto Components	—	56,161		—		56,161
Automobiles	—	42,986		—		42,986
Banks	—	1,032,777		—		1,032,777
Beverages	—	58,757		—		58,757
Biotechnology	—	114,520		—		114,520
Building Products	—	26,291		—		26,291
Capital Markets	—	402,217		—		402,217
Chemicals	—	92,109		—		92,109
Commercial Services & Supplies	—	77,567		—		77,567
Communications Equipment	—	16,214		—		16,214
Construction & Engineering	—	17,653		—		17,653
Construction Materials	—	5,405		—		5,405
Consumer Finance	—	199,830		—		199,830
Containers & Packaging	—	67,029		—		67,029
Distributors	—	7,872		—		7,872
Diversified Consumer Services	—	6,331		—		6,331
Diversified Financial Services	—	52,518		—		52,518
Diversified Telecommunication Services	—	264,180		—		264,180
Electric Utilities	—	303,556		8		303,564
Electrical Equipment	—	13,486		—		13,486
Electronic Equipment, Instruments & Components	—	13,643		—		13,643
Energy Equipment & Services	—	46,090		—		46,090
Entertainment	—	74,943		—		74,943
Equity Real Estate Investment Trusts (REITs)	—	141,074		—		141,074
Food & Staples Retailing	—	60,837		—		60,837
Food Products	—	66,216		—		66,216
Gas Utilities	—	17,390		—		17,390
Health Care Equipment & Supplies	—	46,347		—		46,347
Health Care Providers & Services	—	282,277		—		282,277
Health Care Technology	—	8,171		—		8,171
Hotels, Restaurants & Leisure	—	101,806		—		101,806
Household Durables	—	49,386		—		49,386
Household Products	—	22,673		—		22,673
Independent Power and Renewable Electricity Producers	—	27,729		—		27,729
Industrial Conglomerates	—	10,924		—		10,924
Insurance	—	81,025		—		81,025
Internet & Direct Marketing Retail	—	7,773		—		7,773
IT Services	—	62,981		—		62,981
Leisure Products	—	7,669		—		7,669
Life Sciences Tools & Services	—	8,921		—		8,921
Machinery	—	11,818		—		11,818
Marine	—	2,543		—		2,543
Media	—	286,364		—		286,364
Metals & Mining	—	152,423		—		152,423
Mortgage Real Estate Investment Trusts (REITs)	—	78,872		—		78,872
Multiline Retail	—	1,470		—		1,470
Multi-Utilities	—	39,684		—		39,684
Oil, Gas & Consumable Fuels	—	523,806		241		524,047
Personal Products	—	8,749		—		8,749
Pharmaceuticals	—	142,595		—		142,595
Real Estate Management & Development	—	12,953		—		12,953
Road & Rail	—	80,393		—		80,393
Semiconductors & Semiconductor Equipment	—	61,208		—		61,208
Software	—	98,250		—		98,250
Specialty Retail	—	80,347		—		80,347
Technology Hardware, Storage & Peripherals	—	45,994		—		45,994
Textiles, Apparel & Luxury Goods	—	7,071		—		7,071
Thrifts & Mortgage Finance	—	57,388		—		57,388
Tobacco	—	100,873		—		100,873
Trading Companies & Distributors	—	57,940		—		57,940
Transportation Infrastructure	—	2,002		—		2,002
Water Utilities	—	1,394		—		1,394
Wireless Telecommunication Services	—	84,417		—		84,417

Total Corporate Bonds	—	6,081,921		249		6,082,170

Foreign Government Securities	—	152,122		—		152,122
Loan Assignments
Auto Components	—	4,623		—		4,623
Beverages	—	4,961		—		4,961
Chemicals	—	1,145		—		1,145
Construction & Engineering	—	—		3,351		3,351
Containers & Packaging	—	8,795		—		8,795
Electrical Equipment	—	3,163		—		3,163
Food & Staples Retailing	—	1,421		298		1,719
Internet & Direct Marketing Retail	—	5,580		—		5,580
IT Services	—	1,969		—		1,969
Leisure Products	—	—	(a)	16		16
Machinery	—	4,415		—		4,415
Media	—	1,863		—		1,863
Personal Products	—	6,215		—		6,215
Road & Rail	—	4,181		—		4,181
Software	—	9,347		—		9,347
Specialty Retail	—	4,649		—		4,649

Total Loan Assignments	—	62,327		3,665		65,992

Mortgage-Backed Securities	—	2,077,040		—		2,077,040
Municipal Bonds	—	28,956		—		28,956
Preferred Stocks	—	—		2,210		2,210
Rights	—	—		144		144
U.S. Government Agency Securities	—	55,500		—		55,500
U.S. Treasury Obligations	—	2,108,794		—		2,108,794
Warrants
Diversified Telecommunication Services	—	—		86		86
Media	—	—		648		648
Oil, Gas & Consumable Fuels	1,467	—		—		1,467

Total Warrants	1,467	—		734		2,201

Short-Term Investments
Investment Companies	1,111,896	—		—		1,111,896
Investment of Cash Collateral from Securities Loaned	491	—		—		491

Total Short-Term Investments	1,112,387	—		—		1,112,387

Total Investments in Securities	$1,125,060	$14,235,636		$1,426,004		$16,786,700

Appreciation in Other Financial Instruments
Forward Currency Contracts	$—	$219		$—		$219
Futures Contracts	4,745	—		—		4,745
Swaps	—	427		—		427
Depreciation in Other Financial Instruments
Futures Contracts	(5,896)	—		—		(5,896)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(1,151)	$646		$—		$(505)

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2021
Investments in Securities:
Asset-Backed Securities	$819,904	$2	$(14,686)	$(244)	$338,517	$(321,753)	$51,478	$(879)	$872,339
Collateralized Mortgage Obligations	176,369	—	55	(32)	234,477	(131,967)	—	(11,537)	267,365
Commercial Mortgage-Backed Securities	182,974	—	(423)	(82)	112,613	(27,598)	1,568	—	269,052
Common Stocks	6,327	(177)	(322)	—	—	—	—	—	5,828
Convertible Bonds	—	(734)	631	—	876	(1)	—	—	772
Convertible Preferred Stocks	2,575	151	1,118	—	—	(198)	—	—	3,646
Corporate Bonds	1,488	138	133	—	1	(1,511)	—	—	249
Loan Assignments	4,922	—	(3)	12	4,223	(5,489)	—	—	3,665
Preferred Stocks	3,225	18	(658)	—	—	(375)	—	—	2,210
Rights	121	—	23	—	—	—	—	—	144
Warrants	80	—	654	—	—	—	—	—	734

Total	$1,197,985	$(602)	$(13,478)	$(346)	$690,707	$(488,892)	$53,046	$(12,416)	$1,426,004

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2021, which were valued using significant unobservable inputs (level 3) amounted to $(9,206).

There were no significant transfers into or out of level 3 for the period ended November 30, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$4		Terms of Exchange Offer	Expected Recovery	$0.004 ($0.004)
	—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Common Stocks	4

	—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Preferred Stocks	—	(b)

	281,876		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (8.20%)
				Constant Default Rate	0.00% - 4.00% (0.08%)
				Yield (Discount Rate of Cash Flows)	0.20% - 5.33% (3.15%)

Asset-Backed Securities	281,876

	74,294		Discounted Cash Flow	Constant Prepayment Rate	14.62% - 100.00% (99.93%)
				Constant Default Rate	0.00% - 1.81% (0.00%)
				Yield (Discount Rate of Cash Flows)	1.93% - 6.42% (2.67%)

Collateralized Mortgage Obligations	74,294

	77,463		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.12%)
				Yield (Discount Rate of Cash Flows)	(1.07)% - 7.16% (5.84%)

Commercial Mortgage-Backed Securities	77,463

	3,665		Terms of Exchange Offer	Expected Recovery	10.90% - 100.00% (99.56%)

Loan Assignments	3,665

	86		Market Comparable Companies	EBITDA Multiple (c)	5.3x (5.3x)

Warrants	86

Total	$437,388

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2021, the value of these investments was $988,616. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$1,467,826	$3,724,692	$4,080,515	$(41)	$(66)	$1,111,896	1,111,452	$538		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.10% (a) (b)	120	—	—	—	— (c)	120	120	—	(c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	371	—	—	—	—	371	371	—	(c)	—

Total	$1,468,317	$3,724,692	$4,080,515	$(41)	$(66)	$1,112,387		$538		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.
(c)	Amount rounds to less than one thousand.

C. Derivatives — The Fund used derivative instruments including futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.